UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2018
Columbia Government Money Market Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Government Money Market Fund   |  Semiannual Report 2018

Columbia Government Money Market Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
Leonard Aplet, CFA
John McColley
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
	Class A	10/06/75	0.31	0.35	0.08	0.25
	Class C	06/26/00	0.31	0.37	0.09	0.18
	Institutional Class*	04/30/10	0.31	0.39	0.09	0.25
	Institutional 2 Class	12/11/06	0.40	0.62	0.14	0.30
	Institutional 3 Class*	03/01/17	0.41	0.62	0.14	0.27
	Class R*	08/03/09	0.31	0.39	0.09	0.26
Class T	Excluding sales charges	12/01/06	0.32	0.32	0.08	0.24
	Including sales charges		-2.61	-2.60	-0.51	-0.06
Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R5, Class Y and Class Z shares were renamed Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2	Columbia Government Money Market Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Repurchase Agreements	12.4
Treasury Bills	1.0
U.S. Government & Agency Obligations	84.8
U.S. Treasury Obligations	1.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Government Money Market Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.10	1,022.58	2.63	2.65	0.52
Class C	1,000.00	1,000.00	1,003.10	1,022.58	2.63	2.65	0.52
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,003.10	1,022.58	2.63	2.65	0.52
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,004.00	1,023.44	1.77	1.79	0.35
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,004.10	1,023.54	1.67	1.68	0.33
Class R	1,000.00	1,000.00	1,003.10	1,022.58	2.63	2.65	0.52
Class T	1,000.00	1,000.00	1,003.20	1,022.58	2.63	2.65	0.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Government Money Market Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 11.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 01/31/2018, matures 02/01/2018,
repurchase price $35,001,264 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,025)
	1.300%	35,000,000	35,000,000
Tri-Party TD Securities (USA) LLC
dated 01/31/2018, matures 02/01/2018,
repurchase price $35,001,274 (collateralized by U.S. Treasury Securities, Total Market Value $35,700,044)
	1.310%	35,000,000	35,000,000
Total Repurchase Agreements (Cost $70,000,000)			70,000,000

Treasury Bills 1.0%

United States 1.0%
U.S. Treasury Bills
02/01/2018	1.258%	6,000,000	6,000,000
Total Treasury Bills (Cost $6,000,000)			6,000,000

U.S. Government & Agency Obligations 81.4%

Federal Home Loan Banks(a)
1-month USD LIBOR + -0.145% 08/08/2018	1.410%	20,000,000	20,000,000
Federal Home Loan Banks Discount Notes
02/01/2018	1.217%	27,500,000	27,500,000
02/02/2018	0.660%	23,162,000	23,161,160
02/06/2018	1.080%	17,000,000	16,996,990
02/07/2018	1.130%	16,000,000	15,996,533
02/08/2018	1.150%	18,000,000	17,995,467
02/09/2018	1.180%	29,000,000	28,991,598
02/12/2018	1.190%	4,000,000	3,998,435
02/13/2018	1.210%	12,025,000	12,019,816
02/14/2018	1.230%	19,000,000	18,991,059
02/15/2018	1.230%	11,500,000	11,494,186
02/16/2018	1.240%	38,600,000	38,579,092
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
02/20/2018	1.260%	9,200,000	9,193,660
02/21/2018	1.270%	26,100,000	26,080,903
02/22/2018	1.260%	40,000,000	39,969,667
02/23/2018	1.270%	14,200,000	14,188,676
02/26/2018	1.300%	14,000,000	13,987,021
03/02/2018	1.290%	18,000,000	17,980,965
03/05/2018	1.300%	20,000,000	19,976,600
03/07/2018	1.300%	13,000,000	12,983,855
03/08/2018	1.330%	11,000,000	10,985,616
03/09/2018	1.310%	19,900,000	19,873,562
03/13/2018	1.310%	18,000,000	17,973,555
03/15/2018	1.300%	9,000,000	8,986,245
03/16/2018	1.310%	3,000,000	2,995,270
03/28/2018	1.350%	16,000,000	15,967,000
Federal Home Loan Mortgage Corp. Discount Notes
04/04/2018	1.320%	3,000,000	2,993,180
Tennessee Valley Authority Discount Notes
02/20/2018	1.250%	10,000,000	9,993,086
Total U.S. Government & Agency Obligations (Cost $479,853,197)			479,853,197

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.048% 10/31/2019	1.483%	10,000,000	10,001,019
Total U.S. Treasury Obligations (Cost $10,001,019)			10,001,019

Total Investments (Cost: $565,854,216)	565,854,216
Other Assets & Liabilities, Net	23,556,679
Net Assets	589,410,895

Notes to Portfolio of Investments
(a)	Variable rate security.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
¦
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	70,000,000	—	70,000,000
Treasury Bills	—	6,000,000	—	6,000,000
U.S. Government & Agency Obligations	—	479,853,197	—	479,853,197
U.S. Treasury Obligations	—	10,001,019	—	10,001,019
Total Investments	—	565,854,216	—	565,854,216
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Government Money Market Fund | Semiannual Report 2018

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$495,854,216
Investments in repurchase agreements, at cost	70,000,000
Investments in unaffiliated issuers, at value	495,854,216
Investments in repurchase agreements, at value	70,000,000
Cash	25,252,580
Receivable for:
Capital shares sold	947,537
Interest	49,181
Expense reimbursement due from Investment Manager	2,126
Prepaid expenses	2,677
Other assets	13,389
Total assets	592,121,706
Liabilities
Payable for:
Capital shares purchased	1,887,736
Distributions to shareholders	421,061
Management services fees	6,300
Transfer agent fees	138,220
Compensation of board members	176,131
Compensation of chief compliance officer	100
Other expenses	81,263
Total liabilities	2,710,811
Net assets applicable to outstanding capital stock	$589,410,895
Represented by
Paid in capital	589,586,505
Excess of distributions over net investment income	(175,610)
Total - representing net assets applicable to outstanding capital stock	$589,410,895
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$485,188,089
Shares outstanding	485,039,418
Net asset value per share	$1.00
Class C
Net assets	$14,199,033
Shares outstanding	14,201,339
Net asset value per share	$1.00
Institutional Class(a)
Net assets	$82,948,922
Shares outstanding	82,965,273
Net asset value per share	$1.00
Institutional 2 Class(b)
Net assets	$1,495,085
Shares outstanding	1,495,042
Net asset value per share	$1.00
Institutional 3 Class(c)
Net assets	$789,573
Shares outstanding	789,602
Net asset value per share	$1.00
Class R
Net assets	$4,769,419
Shares outstanding	4,770,397
Net asset value per share	$1.00
Class T
Net assets	$20,774
Shares outstanding	20,777
Net asset value per share	$1.00
Maximum offering price per share(d)	$1.03

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(b)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(c)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Government Money Market Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$3,782,511
Total income	3,782,511
Expenses:
Management services fees	1,306,325
Distribution and/or service fees
Class B	1
Transfer agent fees
Class A	617,002
Class C	17,937
Institutional Class(a)	102,840
Institutional 2 Class(b)	187
Institutional 3 Class(c)	78
Class R	5,718
Class T	29
Compensation of board members	24,142
Custodian fees	5,473
Printing and postage fees	75,462
Registration fees	59,323
Audit fees	15,418
Legal fees	6,437
Compensation of chief compliance officer	99
Other	21,753
Total expenses	2,258,224
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(520,279)
Total net expenses	1,737,945
Net investment income	2,044,566
Net increase in net assets resulting from operations	$2,044,566

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(b)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(c)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a)
Operations
Net investment income	$2,044,566	$393,290
Net realized gain	—	26
Net increase in net assets resulting from operations	2,044,566	393,316
Distributions to shareholders
Net investment income
Class A	(1,703,009)	(260,666)
Class B(b)	—	(47)
Class C	(49,844)	(12,282)
Class I(c)	—	(529)
Institutional Class(d)	(286,210)	(108,203)
Institutional 2 Class(e)	(5,866)	(3,304)
Institutional 3 Class(f)	(3,215)	(1,285)
Class R	(16,069)	(4,229)
Class T	(79)	(7)
Net realized gains
Class A	—	(313,203)
Class B(b)	—	(215)
Class C	—	(7,030)
Class I(c)	—	(172)
Institutional Class(d)	—	(52,795)
Institutional 2 Class(e)	—	(314)
Class R	—	(1,397)
Class T	—	(24)
Total distributions to shareholders	(2,064,292)	(765,702)
Decrease in net assets from capital stock activity	(182,191,846)	(753,370,622)
Total decrease in net assets	(182,211,572)	(753,743,008)
Net assets at beginning of period	771,622,467	1,525,365,475
Net assets at end of period	$589,410,895	$771,622,467
Excess of distributions over net investment income	$(175,610)	$(155,884)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Government Money Market Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	30,464,584	30,464,602	1,119,303,849	1,119,303,851
Distributions reinvested	1,677,420	1,677,420	564,509	564,509
Redemptions	(178,765,245)	(178,770,727)	(1,816,953,053)	(1,816,971,936)
Net decrease	(146,623,241)	(146,628,705)	(697,084,695)	(697,103,576)
Class B(b)
Subscriptions	—	—	190,833	190,832
Distributions reinvested	—	—	240	240
Redemptions (c)	(10,000)	(9,373)	(1,242,265)	(1,241,193)
Net decrease	(10,000)	(9,373)	(1,051,192)	(1,050,121)
Class C
Subscriptions	3,503,997	3,503,997	15,489,784	15,489,784
Distributions reinvested	47,410	47,410	18,548	18,548
Redemptions	(6,815,416)	(6,815,416)	(22,174,859)	(22,174,458)
Net decrease	(3,264,009)	(3,264,009)	(6,666,527)	(6,666,126)
Class I(d)
Distributions reinvested	—	—	565	565
Redemptions	—	—	(662,566)	(663,055)
Net decrease	—	—	(662,001)	(662,490)
Institutional Class(e)
Subscriptions	31,337,668	31,337,669	148,713,941	148,713,940
Distributions reinvested	269,562	269,562	155,476	155,476
Redemptions	(63,658,408)	(63,653,724)	(196,904,594)	(196,887,550)
Net decrease	(32,051,178)	(32,046,493)	(48,035,177)	(48,018,134)
Institutional 2 Class(f)
Subscriptions	98,793	98,794	309,923	309,923
Distributions reinvested	5,866	5,866	3,614	3,614
Redemptions	(48,056)	(48,056)	(71,313)	(71,341)
Net increase	56,603	56,604	242,224	242,196
Institutional 3 Class(d),(g)
Subscriptions	220,148	220,147	663,148	663,148
Distributions reinvested	3,176	3,176	1,270	1,270
Redemptions	(98,140)	(98,139)	—	—
Net increase	125,184	125,184	664,418	664,418
Class R
Subscriptions	2,494,559	2,494,559	9,706,526	9,706,528
Distributions reinvested	15,897	15,897	5,535	5,535
Redemptions	(2,924,813)	(2,924,666)	(10,432,586)	(10,432,173)
Net decrease	(414,357)	(414,210)	(720,525)	(720,110)
Class T
Subscriptions	—	—	88,286	88,285
Distributions reinvested	54	54	28	28
Redemptions	(10,898)	(10,898)	(144,991)	(144,992)
Net decrease	(10,844)	(10,844)	(56,677)	(56,679)
Total net decrease	(182,191,842)	(182,191,846)	(753,370,152)	(753,370,622)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Government Money Market Fund | Semiannual Report 2018

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Columbia Government Money Market Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Class C
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Institutional Class(f)
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Institutional 2 Class(g)
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Institutional 3 Class(h)
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017 (i)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class R
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Government Money Market Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)

(0.00) (c)	$1.00	0.31%	0.67% (d)	0.52% (d)	0.61% (d)	$485,188
(0.00) (c)	$1.00	0.06%	0.67%	0.52% (e)	0.03%	$631,833
(0.00) (c)	$1.00	0.01%	0.67%	0.31% (e)	0.01%	$1,329,247
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$1,423,534
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$1,605,518
(0.00) (c)	$1.00	0.03%	0.80%	0.13% (e)	0.01%	$1,756,157

(0.00) (c)	$1.00	0.31%	0.67% (d)	0.52% (d)	0.61% (d)	$14,199
(0.00) (c)	$1.00	0.09%	0.67%	0.52% (e)	0.05%	$17,463
(0.00) (c)	$1.00	0.01%	0.67%	0.31% (e)	0.01%	$24,137
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$25,847
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$28,023
(0.00) (c)	$1.00	0.03%	0.79%	0.13% (e)	0.00% (c)	$27,580

(0.00) (c)	$1.00	0.31%	0.67% (d)	0.52% (d)	0.61% (d)	$82,949
(0.00) (c)	$1.00	0.10%	0.67%	0.52% (e)	0.06%	$114,998
(0.00) (c)	$1.00	0.01%	0.67%	0.32% (e)	0.01%	$163,069
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$141,674
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$143,541
(0.00) (c)	$1.00	0.03%	0.80%	0.13% (e)	0.01%	$129,435

(0.00) (c)	$1.00	0.40%	0.48% (d)	0.35% (d)	0.79% (d)	$1,495
(0.00) (c)	$1.00	0.28%	0.44%	0.35%	0.26%	$1,439
(0.00) (c)	$1.00	0.01%	0.43%	0.31%	0.01%	$1,197
(0.00) (c)	$1.00	0.01%	0.43%	0.10%	0.01%	$645
(0.00) (c)	$1.00	0.01%	0.44%	0.09%	0.01%	$499
(0.00) (c)	$1.00	0.03%	0.44%	0.13%	0.01%	$640

(0.00) (c)	$1.00	0.41%	0.47% (d)	0.33% (d)	0.81% (d)	$790
(0.00) (c)	$1.00	0.21%	0.45% (d)	0.33% (d)	0.55% (d)	$664

(0.00) (c)	$1.00	0.31%	0.67% (d)	0.52% (d)	0.61% (d)	$4,769
(0.00) (c)	$1.00	0.10%	0.66%	0.52% (e)	0.08%	$5,184
(0.00) (c)	$1.00	0.01%	0.67%	0.30% (e)	0.01%	$5,905
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$6,655
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$8,051
(0.00) (c)	$1.00	0.03%	0.78%	0.12% (e)	0.00% (c)	$6,904
Columbia Government Money Market Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
1/31/2018 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2017	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	For the six months ended January 31, 2018 (unaudited).
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(h)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Government Money Market Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)

(0.00) (c)	$1.00	0.32%	0.68% (d)	0.52% (d)	0.60% (d)	$21
(0.00) (c)	$1.00	0.04%	0.69%	0.52% (e)	0.01%	$32
(0.00) (c)	$1.00	0.01%	0.67%	0.35% (e)	0.01%	$88
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$45
(0.00) (c)	$1.00	0.01%	0.79%	0.10% (e)	0.00% (c)	$50
(0.00) (c)	$1.00	0.03%	0.80%	0.12% (e)	0.01%	$2,073
Columbia Government Money Market Fund | Semiannual Report 2018	17

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are not subject to a CDSC.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves
18	Columbia Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2018:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	35,000,000	35,000,000	70,000,000
Total financial and derivative net assets	35,000,000	35,000,000	70,000,000
Total collateral received (pledged) (a)	35,000,000	35,000,000	70,000,000
Net amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Government Money Market Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
20	Columbia Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Class C	0.22
Institutional Class	0.22
Institutional 2 Class	0.03
Institutional 3 Class	0.02
Class R	0.22
Class T	0.22
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $25,043. The liability remaining at January 31, 2018 for non-recurring charges associated with the lease amounted to $10,922 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2018 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Columbia Government Money Market Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class T shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For the six months ended January 31, 2018, the Fund did not pay fees for Class A, Class C, Class R and Class T shares. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $913,000 for Class C shares. These amounts are based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	16
Class C	1,362
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2017 through November 30, 2018	Prior to December 1, 2017
Class A	0.62%	0.62%
Class C	1.27	1.27
Institutional Class	0.52	0.52
Institutional 2 Class	0.34	0.38
Institutional 3 Class	0.34	0.33
Class R	0.77	0.77
Class T	0.62	0.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield
22	Columbia Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the cost of all investments for federal income tax purposes was approximately $565,854,000.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 6. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager
Columbia Government Money Market Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 69.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Government Money Market Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Government Money Market Fund | Semiannual Report 2018	25

Columbia Government Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR200_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Strategic Municipal Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Municipal Income Fund   |  Semiannual Report 2018

Columbia Strategic Municipal Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Chad Farrington, CFA
Co-Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	1.79	5.71	3.55	4.78
	Including sales charges		-1.16	2.59	2.91	4.46
Advisor Class*		03/19/13	1.92	6.25	3.85	4.93
Class C	Excluding sales charges	06/26/00	1.15	4.93	2.78	4.00
	Including sales charges		0.16	3.93	2.78	4.00
Institutional Class*		09/27/10	1.66	5.99	3.81	4.95
Institutional 2 Class*		12/11/13	1.91	6.24	3.81	4.92
Institutional 3 Class*		03/01/17	1.68	5.98	3.60	4.81
Class T*	Excluding sales charges	04/03/17	1.80	5.98	3.60	4.81
	Including sales charges		-0.68	3.36	3.06	4.54
Bloomberg Barclays Municipal Bond Index			-0.19	3.52	2.69	4.20
Bloomberg Barclays High Yield Municipal Bond Index			1.72	7.16	3.92	5.04
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2018)
AAA rating	2.3
AA rating	15.6
A rating	33.4
BBB rating	28.9
BB rating	3.3
B rating	2.4
Not rated	14.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2018)
Illinois	16.6
California	11.4
Pennsylvania	9.1
New York	6.7
Texas	6.1
Michigan	3.9
Colorado	3.5
Ohio	3.4
New Jersey	3.3
Florida	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Strategic Municipal Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.90	1,021.12	4.12	4.13	0.81
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,019.20	1,022.38	2.85	2.85	0.56
Class C	1,000.00	1,000.00	1,011.50	1,017.34	7.91	7.93	1.56
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,016.60	1,022.38	2.85	2.85	0.56
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,019.10	1,022.33	2.90	2.91	0.57
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,016.80	1,022.58	2.64	2.65	0.52
Class T	1,000.00	1,000.00	1,018.00	1,021.22	4.02	4.02	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.8%
City & County of Denver(a),(b)
Refunding Certificate of Participation
VRDN Series 2008A-3 (JPMorgan Chase Bank)
12/01/2031	0.950%	9,895,000	9,895,000
Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Baystate Medical Center
VRDN Series 2009J-2 (JPMorgan Chase Bank)
07/01/2044	0.900%	3,000,000	3,000,000
Tufts University
VRDN Series 2012N-2 (Wells Fargo Bank)
08/15/2034	0.870%	2,000,000	2,000,000
Total			5,000,000
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
VRDN Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.950%	1,900,000	1,900,000
New York 0.7%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.000%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	3,720,000	3,720,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.970%	4,000,000	4,000,000
Total			8,720,000
Pennsylvania 0.4%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
VRDN Series 2013 (Wells Fargo Bank)
10/01/2043	0.970%	4,000,000	4,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.3%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2005A (JPMorgan Chase Bank NA)
05/15/2037	0.970%	3,830,000	3,830,000
Total Floating Rate Notes (Cost $33,345,000)			33,345,000

Municipal Bonds 93.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,475,280
Alaska 0.7%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,742,606
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,600,000	3,942,252
10/01/2041	7.750%	1,985,000	2,181,813
Total			8,866,671
Arizona 1.5%
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	855,317
La Paz County Industrial Development Authority(c)
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,783,855
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,135,680

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,619,936
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,272,350
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	2,225,000	2,367,801
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/2039	6.500%	1,000,000	1,068,210
Total			18,103,149
California 10.5%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,382,244
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2038	4.000%	6,890,000	7,279,629
04/01/2042	4.000%	5,970,000	6,273,813
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2017A
11/15/2048	4.000%	11,000,000	11,313,940
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,462,456
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,045,360
02/01/2042	5.000%	1,500,000	1,665,045
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,075,430
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c),(d)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	4,000,000	4,024,120
California Pollution Control Financing Authority(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	5,000,000	5,009,200
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,391,470
07/01/2046	6.375%	415,000	469,153
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,519,200
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	719,284
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,950,491
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,272,070
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	532,895
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,367,208
Series 2014A
01/15/2046	5.750%	4,250,000	4,887,755
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	572,280
09/01/2033	0.000%	1,100,000	595,628

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,271,580
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	5,170,000	5,845,978
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,604,950
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project
Series 2008
12/01/2039	6.250%	1,500,000	1,560,720
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/2034	5.250%	1,500,000	1,574,895
San Francisco City & County Airport Commission-San Francisco International Airport
Revenue Bonds
Series 2017A AMT
05/01/2047	5.000%	10,000,000	11,310,800
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	537,185
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,315,460
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	15,000,000	15,730,650
Series 2010
03/01/2030	5.250%	1,000,000	1,076,520
03/01/2033	6.000%	5,625,000	6,137,888
Series 2012
04/01/2035	5.250%	4,500,000	5,056,470
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	60,000	60,137
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Total			126,893,911
Colorado 2.6%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	761,535
07/01/2049	5.500%	700,000	712,061
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	930,044
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,491,460
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,285,700
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	890,000	912,339
Senior Living Ralston Creek Arvada
Series 2017
11/01/2047	5.750%	6,000,000	6,057,360
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,843,395
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	11,150,897
Total			31,144,791
District of Columbia 0.3%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	361,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,226,113
Total			3,587,904
Florida 2.9%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,394,421
County of Broward Airport System
Revenue Bonds
Series 2017 AMT
10/01/2042	5.000%	3,000,000	3,400,350
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	3,750,000	4,243,800
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	400,803
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	1,022,052
Southwest Charter Foundation, Inc. Project
Series 2017A
06/15/2037	6.000%	2,150,000	2,158,987
Florida Municipal Loan Council(e)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	2,525,000	2,333,958
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	3,835,000	4,350,156
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,466,442
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,276,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,093,690
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	263,612
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,209,060
08/01/2041	5.000%	2,000,000	2,200,540
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/2033	5.500%	5,000,000	5,514,750
Total			35,328,991
Georgia 2.4%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,049,666
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,028,330
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,731,312
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,117,510
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2052	5.125%	500,000	524,205
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	3,670,000	3,950,205

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2037	5.000%	4,280,000	4,795,526
Unrefunded Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	1,330,000	1,414,136
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	5,739,897
Total			28,350,787
Hawaii 0.3%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/2040	5.500%	1,500,000	1,602,015
Series 2010B
07/01/2030	5.625%	280,000	300,446
07/01/2040	5.750%	370,000	397,413
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	781,838
Total			3,081,712
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,982,168
10/01/2049	8.125%	1,635,000	1,872,549
Total			6,854,717
Illinois 15.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,724,976
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,084,300
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,071,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,355,063
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,345,390
Series 2014B
01/01/2035	5.000%	5,000,000	5,578,250
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,702,602
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,611,549
Series 2015D
01/01/2046	5.000%	4,390,000	4,859,291
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	325,010
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2052	5.000%	8,030,000	8,848,337
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	1,500,000	1,677,060
01/01/2047	5.000%	1,000,000	1,109,940
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,250,800
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,793,583
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2033	5.000%	5,245,000	6,204,206
01/01/2034	5.000%	1,000,000	1,182,880

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,629,375
01/01/2040	5.000%	6,020,000	6,132,393
Series 2012A
01/01/2033	5.000%	5,000,000	5,164,650
Series 2009C
01/01/2040	5.000%	3,500,000	3,542,280
Series 2015A
01/01/2033	5.500%	1,350,000	1,458,513
Series 2017A
01/01/2038	6.000%	4,185,000	4,780,274
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,042,010
01/01/2036	5.000%	11,745,000	12,213,391
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	573,354
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,469,050
01/01/2042	5.000%	5,000,000	5,309,550
Series 2014
01/01/2034	5.000%	1,000,000	1,082,250
01/01/2039	5.000%	2,000,000	2,156,740
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,184,920
Series 2014
11/01/2044	5.000%	650,000	707,701
Series 2016
11/01/2028	5.000%	860,000	977,252
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,101,950
County of Cook(f)
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,004,193
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Development Finance Authority(e)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,152,590
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,688,642
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,285,020
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	3,000,000	3,194,760
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	11,568,305
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	605,000	654,435
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	2,004,032
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,617,990
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	422,393
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,128,800
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,259,286
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,756,902

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,691,450
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,122,153
07/01/2033	5.500%	5,000,000	5,299,250
07/01/2038	5.500%	875,000	925,199
Series 2017A
12/01/2036	5.000%	5,000,000	5,286,150
Series 2017D
11/01/2024	5.000%	7,500,000	8,007,750
Total			191,319,970
Indiana 0.4%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	825,000	866,877
Prerefunded 11/01/18 Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	1,000,000	1,029,420
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,758,675
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	175,000	183,453
Total			4,838,425
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,566,250
Non-ACE Mortgage-Backed Securities Program
Series 2017 (GNMA)
01/01/2037	3.400%	2,000,000	1,950,800
Total			7,517,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.3%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,138,624
Kentucky 0.7%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/18 Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2033	6.000%	800,000	812,424
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,273,556
Series 2010B
03/01/2040	6.375%	1,700,000	1,881,628
Prerefunded 08/15/18 Revenue Bonds
Baptist Healthcare System
Series 2009
08/15/2027	5.625%	500,000	511,185
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,303,332
Unrefunded Revenue Bonds
Baptist Healthcare System
Series 2009
08/15/2027	5.625%	500,000	509,885
Total			8,292,010
Louisiana 1.7%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,329,160
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,947,978
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	55,000	61,839

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,113,980
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	3,000,000	3,068,760
Series 2017
05/15/2042	5.000%	2,000,000	2,202,660
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,640,055
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	4,600,000	4,773,604
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,417,226
Total			20,555,262
Maryland 0.4%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,290,636
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,728,624
Total			5,019,260
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	613,355
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMASS Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,415,025
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,184,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,875,341
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,012,570
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,205,302
Total			17,306,513
Michigan 3.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,848,189
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,635,165
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	546,738
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,317,315
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	476,126
Series 2015
11/15/2045	5.000%	1,220,000	1,343,525
Trinity Health Corp.
Series 2017
12/01/2040	4.000%	500,000	511,420
12/01/2042	5.000%	500,000	569,715
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,294,775

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,101,980
07/01/2035	5.000%	5,000,000	5,499,600
Michigan State Housing Development Authority
Revenue Bonds
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,008,316
10/01/2047	3.850%	5,000,000	4,930,100
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,201,779
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	781,116
Total			46,065,859
Minnesota 2.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	3,094,320
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	1,004,540
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2023	6.375%	1,000,000	1,038,730
11/15/2032	6.750%	1,000,000	1,041,650
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,443,867
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,325,040
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2030	5.750%	800,000	814,704
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	2,350,000	2,489,167
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	479,412
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,263,552
11/15/2037	4.000%	600,000	630,240
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,109,530
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	851,468
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,585,272
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	652,450
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,095,070
03/01/2040	6.500%	700,000	768,691
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,557,333
Total			28,245,036
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	925,000	954,424

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 2.8%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,052,550
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	815,542
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	280,000	279,838
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,332,300
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,574,325
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	703,554
Series 2014
02/01/2044	5.000%	2,275,000	2,425,195
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,092,900
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2039	8.250%	3,000,000	3,421,890
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,332,954
05/15/2050	5.250%	500,000	525,845
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	534,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,226,950
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2036	4.000%	1,000,000	902,790
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,580,310
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,211,190
09/01/2042	5.000%	2,000,000	2,134,620
Total			34,147,703
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	541,679
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2037	3.375%	1,250,000	1,222,500
12/01/2042	3.500%	570,000	563,445
12/01/2047	3.600%	750,000	739,162
Total			3,066,786
Nebraska 1.2%
County of Douglas
Refunding Revenue Bonds
Creighton University Project
Series 2017
07/01/2040	4.000%	3,500,000	3,664,990
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,641,711
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,057,480

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Madison County Hospital Authority No. 1
Prerefunded 07/01/18 Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07/01/2033	6.000%	3,500,000	3,637,550
Total			14,001,731
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,799,004
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	933,623
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,506,360
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	584,125
Total			8,823,112
New Hampshire 0.3%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	926,619
New Hampshire Health and Education Facilities Authority Act(c)
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	2,008,200
Total			2,934,819
New Jersey 3.2%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	380,776
03/01/2042	4.000%	1,250,000	1,276,725
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,110,050
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	1,500,000	1,637,115
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,215,600
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,941,560
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	536,000
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,273,308
Series 2015WW
06/15/2040	5.250%	375,000	402,416
New Jersey Economic Development Authority(d)
Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,067,780
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,539,732
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2026	5.000%	5,000,000	5,399,600
Series 2015AA
06/15/2041	5.250%	5,000,000	5,391,950
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,145,450
Series 2017E
01/01/2032	5.000%	2,500,000	2,925,975
Series 2017G
01/01/2034	4.000%	7,000,000	7,368,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,091,284
Total			38,704,221
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/2032	6.375%	1,480,000	1,515,461
08/01/2032	6.375%	685,000	701,412
Total			2,216,873
New York 5.3%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,625,475
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2036	5.000%	5,000,000	5,709,750
Glen Cove Local Economic Assistance Corp.(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,046,600
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,929,000
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	5,000,000	5,735,150
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,286,100
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,596,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	5,000,000	5,192,250
New York City Transitional Finance Authority Future Tax Secured
Revenue Bonds
Subordinated Series 2017B-1
08/01/2042	4.000%	5,000,000	5,241,750
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2036	4.000%	500,000	534,800
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2018	5.750%	1,235,000	1,258,218
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,441,815
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,925,000	6,028,925
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,522,800
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,700,197
Ulster County Capital Resource Corp.
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,094,593
09/15/2047	5.250%	1,475,000	1,463,952
09/15/2053	5.250%	3,045,000	2,972,894
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	649,084

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	76,654
Total			64,106,247
North Carolina 0.4%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,939,644
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,204,588
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,077,180
Total			4,221,412
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,130,000	1,109,547
07/01/2040	3.550%	1,500,000	1,486,215
Total			2,595,762
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	15,000,000	14,512,350
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	2,053,690
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,636,450
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,293,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	779,760
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2042	3.550%	8,145,000	8,118,284
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,580,340
01/01/2043	4.000%	875,000	904,680
Total			39,879,134
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,422,500
11/15/2045	5.250%	1,165,000	1,318,058
Total			2,740,558
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	562,201
Oregon Health & Science University
Prerefunded 07/01/19 Revenue Bonds
Series 2009A
07/01/2039	5.750%	1,500,000	1,588,830
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 2016S
10/01/2032	5.000%	1,800,000	2,025,990
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,124,580
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,770,000	4,695,493
Total			9,997,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 8.6%
City of Philadelphia Airport
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,530,147
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,200,750
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,768,517
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,057,790
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,102,850
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	777,070
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,985,587
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/2028	5.375%	1,000,000	1,021,590
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,161,700
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,581,844
06/30/2042	5.000%	10,000,000	11,084,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,207,360
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	2,380,000	2,468,560
Series 2017-124B
10/01/2042	3.650%	8,500,000	8,310,110
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/2036	5.000%	5,000,000	5,581,350
Subordinated Series 2017B-2
06/01/2038	4.000%	9,505,000	9,667,726
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,289,216
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,803,350
Series 2015B
12/01/2040	5.000%	2,500,000	2,756,600
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,332,730
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,789,500
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,145,800
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	859,050
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Lease
Series 2009
04/01/2034	6.500%	700,000	740,467
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,568,813

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,498,750
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	8,000,000	8,676,560
Total			103,968,287
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,121,810
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,407,944
South Carolina Public Service Authority
Revenue Bonds
Series 2015E
12/01/2055	5.250%	1,085,000	1,211,652
Total			3,741,406
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,228,400
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,748,554
Total			11,976,954
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	388,508
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2016A
10/01/2041	5.000%	3,370,000	3,704,877
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,320,072
Series 2017A
07/01/2048	5.000%	835,000	921,999
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	751,118
07/01/2047	3.650%	1,500,000	1,491,915
Series 2017-2B
07/01/2036	3.700%	3,700,000	3,742,661
Total			12,321,150
Texas 6.0%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	169,930
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,214,356
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,038,820
07/15/2036	4.000%	3,000,000	3,014,940
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	31,986
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	591,118
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	6,252,446
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,768,125
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,315,104

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,209,480
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	864,480
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,758,825
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,122,210
11/15/2046	5.000%	1,000,000	1,118,980
City of Austin Electric Utility
Prerefunded 11/15/18 Revenue Bonds
Series 2008A
11/15/2035	5.250%	2,000,000	2,060,740
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,972,775
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	613,698
08/15/2042	5.000%	1,500,000	1,571,145
Series 2013
08/15/2033	6.000%	260,000	298,082
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,157,521
Series 2015A
12/01/2045	5.000%	400,000	431,780
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,133,890
11/01/2036	5.000%	1,000,000	1,126,580
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,590,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	2,200,000	2,304,720
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	310,214
05/15/2031	6.500%	230,000	264,256
Matagorda County Navigation District No. 1(b),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,969,620
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,110,000	1,136,540
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	997,030
07/01/2047	5.000%	1,000,000	1,036,430
07/01/2052	4.750%	1,500,000	1,510,140
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,507,335
07/01/2046	5.000%	2,850,000	3,012,165
07/01/2051	4.750%	1,210,000	1,243,759
Collegiate Housing Corpus Christi
Series 2016
04/01/2036	5.000%	355,000	370,627
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,666,218
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	503,260
11/15/2046	5.500%	750,000	754,605
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	531,903
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,912,688

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017B (AGM)
01/01/2037	4.000%	800,000	835,376
Series 2016A
01/01/2039	4.000%	435,000	449,607
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	392,634
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	577,630
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	898,232
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	800,235
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	2,040,777
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,838,521
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2029	5.500%	500,000	530,550
Total			71,822,578
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	3,000,000	3,391,590
Virginia 2.3%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,000,000	3,369,600
07/01/2051	5.000%	1,800,000	2,009,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	3,250,000	3,511,950
Henrico County Economic Development Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2017C
12/01/2037	5.000%	765,000	819,560
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	8,015,550
Virginia Small Business Financing Authority
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	9,200,000	10,150,636
Total			27,876,456
Washington 2.6%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,012,350
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,847,980
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,273,660
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	8,000,000	7,999,680
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project
Series 2009
10/01/2040	5.625%	1,050,000	1,118,554
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,659,629

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,280,890
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,196,320
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	430,534
01/01/2045	6.000%	595,000	604,032
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	214,656
Total			30,638,285
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	972,558
Wisconsin 2.8%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,051,600
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	1,026,070
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,116,660
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,790,796
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	444,702
05/15/2047	5.250%	220,000	237,895
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	300,196
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009A
05/01/2033	5.750%	2,715,000	2,859,764
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	5,300,000	5,581,589
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/2038	5.750%	3,000,000	3,020,550
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/2042	5.000%	2,270,000	2,591,205
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	3,260,000	3,360,865
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,059,490
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	1,400,000	1,484,966
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,613,714
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,178,088
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	340,000	349,962
Total			34,068,112
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,083,980
Total Municipal Bonds (Cost $1,092,157,626)			1,130,237,154

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Short Term 1.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.6%
California Pollution Control Financing Authority(c)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	1.650%	4,000,000	4,000,000
Revenue Bonds
Republic Services, Inc. Project
Series 2018 AMT
11/01/2042	1.550%	3,500,000	3,500,630
Total			7,500,630
Illinois 0.4%
State of Illinois
Unlimited General Obligation Notes
Series 2017A
11/01/2018	2.390%	5,000,000	5,096,650
New York 0.6%
Board of Cooperative Educational Services of Second Supervisory District
Revenue Notes
RAN Series 2017
06/29/2018	1.660%	7,000,000	7,016,310
Total Municipal Short Term (Cost $19,648,403)			19,613,590
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(h)	10,318,330	10,318,330
Total Money Market Funds (Cost $10,317,629)		10,318,330
Total Investments (Cost $1,155,468,658)		1,193,514,074
Other Assets & Liabilities, Net		10,627,732
Net Assets		$1,204,141,806

At January 31, 2018, securities and/or cash totaling $1,325,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(150)	03/2018	USD	(22,665,234)	770,474	—
U.S. Treasury 10-Year Note	(1,000)	03/2018	USD	(122,447,770)	2,855,906	—
Total					3,626,380	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $58,816,544, which represents 4.88% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	33,345,000	—	33,345,000
Municipal Bonds	—	1,130,237,154	—	1,130,237,154
Municipal Short Term	—	19,613,590	—	19,613,590
Money Market Funds	10,318,330	—	—	10,318,330
Total Investments	10,318,330	1,183,195,744	—	1,193,514,074
Derivatives
Asset
Futures Contracts	3,626,380	—	—	3,626,380
Total	13,944,710	1,183,195,744	—	1,197,140,454
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	25

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,155,468,658
Investments in unaffiliated issuers, at value	1,193,514,074
Cash	1,299,963
Margin deposits on:
Futures contracts	1,325,000
Receivable for:
Investments sold	20,123
Capital shares sold	6,621,355
Interest	11,726,280
Variation margin for futures contracts	62,500
Prepaid expenses	2,829
Other assets	29,249
Total assets	1,214,601,373
Liabilities
Payable for:
Investments purchased	3,312,947
Investments purchased on a delayed delivery basis	1,010,016
Capital shares purchased	2,423,822
Distributions to shareholders	3,473,604
Variation margin for futures contracts	65,625
Management services fees	15,525
Distribution and/or service fees	6,193
Transfer agent fees	57,887
Compensation of board members	66,558
Compensation of chief compliance officer	105
Other expenses	27,285
Total liabilities	10,459,567
Net assets applicable to outstanding capital stock	$1,204,141,806
Represented by
Paid in capital	1,165,323,093
Undistributed net investment income	1,012,650
Accumulated net realized loss	(3,865,733)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	38,045,416
Futures contracts	3,626,380
Total - representing net assets applicable to outstanding capital stock	$1,204,141,806
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$680,441,828
Shares outstanding	169,590,020
Net asset value per share	$4.01
Maximum offering price per share(a)	$4.13
Advisor Class(b)
Net assets	$21,081,377
Shares outstanding	5,261,750
Net asset value per share	$4.01
Class C
Net assets	$56,394,471
Shares outstanding	14,047,666
Net asset value per share	$4.01
Institutional Class(c)
Net assets	$411,835,746
Shares outstanding	102,846,608
Net asset value per share	$4.00
Institutional 2 Class(d)
Net assets	$11,928,269
Shares outstanding	2,977,673
Net asset value per share	$4.01
Institutional 3 Class(e)
Net assets	$22,449,970
Shares outstanding	5,598,606
Net asset value per share	$4.01
Class T
Net assets	$10,145
Shares outstanding	2,532
Net asset value per share	$4.01
Maximum offering price per share(f)	$4.11

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	27

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,679
Interest	23,145,470
Total income	23,158,149
Expenses:
Management services fees	2,629,093
Distribution and/or service fees
Class A	832,497
Class B	1
Class C	262,742
Class T	13
Transfer agent fees
Class A	180,741
Advisor Class(a)	4,440
Class C	14,258
Institutional Class(b)	94,106
Institutional 2 Class(c)	3,415
Institutional 3 Class(d)	735
Class T	2
Compensation of board members	17,818
Custodian fees	4,328
Printing and postage fees	24,252
Registration fees	86,456
Audit fees	16,677
Legal fees	7,850
Compensation of chief compliance officer	105
Other	26,786
Total expenses	4,206,315
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(13)
Total net expenses	4,206,302
Net investment income	18,951,847
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	153,564
Futures contracts	996,988
Net realized gain	1,150,552
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,879,267)
Futures contracts	3,626,380
Net change in unrealized appreciation (depreciation)	(2,252,887)
Net realized and unrealized loss	(1,102,335)
Net increase in net assets resulting from operations	$17,849,512

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a),(b)
Operations
Net investment income	$18,951,847	$32,627,958
Net realized gain (loss)	1,150,552	(60,947)
Net change in unrealized appreciation (depreciation)	(2,252,887)	(31,107,041)
Net increase in net assets resulting from operations	17,849,512	1,459,970
Distributions to shareholders
Net investment income
Class A	(11,657,596)	(23,231,476)
Advisor Class(c)	(308,276)	(418,915)
Class B(d)	—	(4,785)
Class C	(722,382)	(1,136,145)
Institutional Class(e)	(6,519,935)	(7,314,961)
Institutional 2 Class(f)	(206,491)	(293,815)
Institutional 3 Class(g)	(284,553)	(466)
Class T	(181)	(116)
Net realized gains
Class A	(1,668,616)	(1,625,869)
Advisor Class(c)	(42,548)	(27,952)
Class B(d)	—	(478)
Class C	(133,996)	(94,057)
Institutional Class(e)	(925,612)	(363,782)
Institutional 2 Class(f)	(29,142)	(19,104)
Institutional 3 Class(g)	(49,172)	—
Class T	(26)	—
Total distributions to shareholders	(22,548,526)	(34,531,921)
Increase in net assets from capital stock activity	208,684,097	214,395,889
Total increase in net assets	203,985,083	181,323,938
Net assets at beginning of period	1,000,156,723	818,832,785
Net assets at end of period	$1,204,141,806	$1,000,156,723
Undistributed net investment income	$1,012,650	$1,760,217

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	29

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (c)	22,488,451	90,961,977	50,627,169	203,578,559
Distributions reinvested	3,217,733	12,981,723	5,806,192	23,223,127
Redemptions	(14,307,063)	(57,859,777)	(54,792,652)	(217,361,230)
Net increase	11,399,121	46,083,923	1,640,709	9,440,456
Advisor Class(d)
Subscriptions	2,504,840	10,121,569	2,181,791	8,823,151
Distributions reinvested	87,013	350,598	111,684	445,936
Redemptions	(506,501)	(2,045,161)	(1,234,589)	(4,926,861)
Net increase	2,085,352	8,427,006	1,058,886	4,342,226
Class B(e)
Distributions reinvested	—	—	1,150	4,609
Redemptions (c)	(2,488)	(10,153)	(66,309)	(267,397)
Net decrease	(2,488)	(10,153)	(65,159)	(262,788)
Class C
Subscriptions	3,202,140	12,959,145	7,077,584	28,566,841
Distributions reinvested	196,100	791,891	284,484	1,137,254
Redemptions	(1,369,852)	(5,542,957)	(2,249,595)	(8,951,240)
Net increase	2,028,388	8,208,079	5,112,473	20,752,855
Institutional Class(f)
Subscriptions	44,439,924	179,386,830	72,852,097	290,165,640
Distributions reinvested	1,653,879	6,661,843	1,669,548	6,661,384
Redemptions	(16,113,726)	(65,048,114)	(30,420,456)	(120,536,269)
Net increase	29,980,077	121,000,559	44,101,189	176,290,755
Institutional 2 Class(g)
Subscriptions	833,778	3,366,610	2,141,967	8,563,946
Distributions reinvested	58,417	235,410	78,247	312,477
Redemptions	(303,072)	(1,224,781)	(1,299,734)	(5,118,473)
Net increase	589,123	2,377,239	920,480	3,757,950
Institutional 3 Class(h)
Subscriptions	5,884,624	23,818,225	22,381	89,475
Distributions reinvested	82,786	333,504	75	304
Redemptions	(384,955)	(1,554,285)	(6,305)	(25,344)
Net increase	5,582,455	22,597,444	16,151	64,435
Class T
Subscriptions	—	—	2,532	10,000
Net increase	—	—	2,532	10,000
Total net increase	51,662,028	208,684,097	52,787,261	214,395,889

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(f)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(g)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(h)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

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Columbia Strategic Municipal Income Fund | Semiannual Report 2018	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$4.02	0.07	(0.00) (d)	0.07	(0.07)	(0.01)
7/31/2017	$4.18	0.14	(0.15)	(0.01)	(0.14)	(0.01)
7/31/2016	$4.02	0.16	0.17	0.33	(0.16)	(0.01)
7/31/2015	$4.00	0.17	0.02	0.19	(0.17)	—
7/31/2014	$3.83	0.17	0.17	0.34	(0.17)	—
7/31/2013	$4.09	0.16	(0.26)	(0.10)	(0.16)	—
Advisor Class(i)
1/31/2018 (c)	$4.02	0.07	0.01 (j)	0.08	(0.08)	(0.01)
7/31/2017	$4.18	0.15	(0.15)	0.00 (d)	(0.15)	(0.01)
7/31/2016	$4.01	0.17	0.18	0.35	(0.17)	(0.01)
7/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—
7/31/2014	$3.83	0.18	0.16	0.34	(0.18)	—
7/31/2013 (k)	$4.08	0.06	(0.25)	(0.19)	(0.06)	—
Class C
1/31/2018 (c)	$4.03	0.05	(0.00) (d)	0.05	(0.06)	(0.01)
7/31/2017	$4.18	0.11	(0.14)	(0.03)	(0.11)	(0.01)
7/31/2016	$4.02	0.13	0.17	0.30	(0.13)	(0.01)
7/31/2015	$4.00	0.14	0.02	0.16	(0.14)	—
7/31/2014	$3.83	0.14	0.17	0.31	(0.14)	—
7/31/2013	$4.09	0.13	(0.26)	(0.13)	(0.13)	—
Institutional Class(l)
1/31/2018 (c)	$4.02	0.07	(0.00) (d)	0.07	(0.08)	(0.01)
7/31/2017	$4.17	0.15	(0.14)	0.01	(0.15)	(0.01)
7/31/2016	$4.01	0.17	0.17	0.34	(0.17)	(0.01)
7/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—
7/31/2014	$3.82	0.18	0.17	0.35	(0.18)	—
7/31/2013	$4.08	0.17	(0.26)	(0.09)	(0.17)	—
Institutional 2 Class(m)
1/31/2018 (c)	$4.02	0.07	0.01 (j)	0.08	(0.08)	(0.01)
7/31/2017	$4.17	0.15	(0.14)	0.01	(0.15)	(0.01)
7/31/2016	$4.02	0.17	0.16	0.33	(0.17)	(0.01)
7/31/2015	$3.99	0.18	0.03	0.21	(0.18)	—
7/31/2014 (n)	$3.80	0.12	0.18	0.30	(0.11)	—
Institutional 3 Class(o)
1/31/2018 (c)	$4.03	0.07	(0.00) (d)	0.07	(0.08)	(0.01)
7/31/2017 (p)	$3.95	0.06	0.08	0.14	(0.06)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$4.01	1.79%	0.81% (e)	0.81% (e)	3.37% (e)	12%	$680,442
(0.15)	$4.02	(0.09%)	0.83% (f)	0.82% (f),(g)	3.57%	27%	$636,647
(0.17)	$4.18	8.45%	0.84% (f)	0.80% (f),(g)	3.89%	11%	$654,691
(0.17)	$4.02	4.67%	0.84% (f)	0.81% (f)	4.10%	16%	$571,464
(0.17)	$4.00	9.02%	0.85% (f)	0.81% (f)	4.35%	22%	$542,530
(0.16)	$3.83	(2.51%)	0.84% (h)	0.81% (h)	4.02%	16%	$572,179

(0.09)	$4.01	1.92%	0.56% (e)	0.56% (e)	3.63% (e)	12%	$21,081
(0.16)	$4.02	0.16%	0.59% (f)	0.57% (f),(g)	3.83%	27%	$12,765
(0.18)	$4.18	8.99%	0.60% (f)	0.55% (f),(g)	4.07%	11%	$8,841
(0.18)	$4.01	4.93%	0.60% (f)	0.56% (f)	4.38%	16%	$1,084
(0.18)	$3.99	9.02%	0.60% (f)	0.56% (f)	4.60%	22%	$405
(0.06)	$3.83	(4.65%)	0.58% (e),(h)	0.57% (e),(h)	4.38% (e)	16%	$51

(0.07)	$4.01	1.15%	1.56% (e)	1.56% (e)	2.61% (e)	12%	$56,394
(0.12)	$4.03	(0.59%)	1.58% (f)	1.58% (f),(g)	2.82%	27%	$48,398
(0.14)	$4.18	7.64%	1.59% (f)	1.55% (f),(g)	3.12%	11%	$28,896
(0.14)	$4.02	3.89%	1.59% (f)	1.56% (f)	3.35%	16%	$16,649
(0.14)	$4.00	8.21%	1.60% (f)	1.56% (f)	3.59%	22%	$14,086
(0.13)	$3.83	(3.23%)	1.59% (h)	1.56% (h)	3.27%	16%	$15,017

(0.09)	$4.00	1.66%	0.56% (e)	0.56% (e)	3.62% (e)	12%	$411,836
(0.16)	$4.02	0.40%	0.59% (f)	0.58% (f),(g)	3.84%	27%	$292,664
(0.18)	$4.17	8.73%	0.60% (f)	0.55% (f),(g)	4.09%	11%	$119,993
(0.18)	$4.01	4.93%	0.59% (f)	0.56% (f)	4.36%	16%	$24,184
(0.18)	$3.99	9.30%	0.60% (f)	0.56% (f)	4.63%	22%	$10,739
(0.17)	$3.82	(2.28%)	0.59% (h)	0.56% (h)	4.26%	16%	$2,336

(0.09)	$4.01	1.91%	0.57% (e)	0.57% (e)	3.62% (e)	12%	$11,928
(0.16)	$4.02	0.41%	0.58% (f)	0.58% (f)	3.82%	27%	$9,597
(0.18)	$4.17	8.45%	0.57% (f)	0.56% (f)	4.08%	11%	$6,129
(0.18)	$4.02	5.18%	0.57% (f)	0.56% (f)	4.35%	16%	$548
(0.11)	$3.99	8.07%	0.58% (e),(f)	0.55% (e),(f)	4.62% (e)	22%	$91

(0.09)	$4.01	1.68%	0.52% (e)	0.52% (e)	3.67% (e)	12%	$22,450
(0.06)	$4.03	3.66%	0.57% (e),(h)	0.55% (e),(h)	3.94% (e)	27%	$65
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
1/31/2018 (c)	$4.02	0.07	(0.00) (d)	0.07	(0.07)	(0.01)
7/31/2017 (q)	$3.95	0.05	0.07	0.12	(0.05)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
(i)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(m)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(n)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(o)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(p)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(q)	Class T shares commenced operations on April 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$4.01	1.80%	0.79% (e)	0.79% (e)	3.38% (e)	12%	$10
(0.05)	$4.02	2.94%	0.82% (e),(h)	0.82% (e),(g),(h)	3.56% (e)	27%	$10
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	35

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
36	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
38	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,626,380
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	996,987
Total	996,987

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,626,380
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	(102,103,205)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
40	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.04
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $220,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	288,260
Class C	2,897
42	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.82%	0.83%
Advisor Class	0.57	0.58
Class C	1.57	1.58
Institutional Class	0.57	0.58
Institutional 2 Class	0.57	0.59
Institutional 3 Class	0.52	0.54
Class T	0.82	0.83
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,155,469,000	43,262,000	(5,217,000)	38,045,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $318,603,775 and $130,166,795, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 58.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
44	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic Municipal Income Fund | Semiannual Report 2018	45

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
46	Columbia Strategic Municipal Income Fund | Semiannual Report 2018

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Columbia Strategic Municipal Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR118_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Minnesota Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Minnesota Tax-Exempt Fund   |  Semiannual Report 2018

Columbia Minnesota Tax-Exempt Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2007
Anders Myhran, CFA
Co-Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	0.25	3.59	2.71	4.23
	Including sales charges		-2.76	0.43	2.10	3.92
Advisor Class*		03/19/13	0.37	3.85	3.00	4.38
Class C	Excluding sales charges	06/26/00	-0.13	2.82	1.94	3.45
	Including sales charges		-1.12	1.82	1.94	3.45
Institutional Class*		09/27/10	0.37	4.04	2.96	4.42
Institutional 2 Class*		12/11/13	0.36	3.83	2.93	4.34
Institutional 3 Class*		03/01/17	0.21	3.66	2.72	4.24
Bloomberg Barclays Minnesota Municipal Bond Index			-0.66	2.72	2.24	3.86
Bloomberg Barclays Municipal Bond Index			-0.19	3.52	2.69	4.20
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2018)
AAA rating	3.9
AA rating	41.0
A rating	25.1
BBB rating	10.4
BB rating	2.5
Not rated	17.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.50	1,021.27	3.94	3.97	0.78
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,003.70	1,022.53	2.68	2.70	0.53
Class C	1,000.00	1,000.00	998.70	1,017.49	7.71	7.78	1.53
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,003.70	1,022.53	2.68	2.70	0.53
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,003.60	1,022.43	2.78	2.80	0.55
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,002.10	1,022.68	2.52	2.55	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 3.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
VRDN Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.960%	12,510,000	12,510,000
VRDN Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.980%	6,850,000	6,850,000
Total			19,360,000
Total Floating Rate Notes (Cost $19,360,000)			19,360,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,461,100
Series 2011
01/01/2025	5.000%	2,000,000	2,175,500
Subordinated Series 2016B
01/01/2022	5.000%	3,145,000	3,507,241
01/01/2023	5.000%	3,000,000	3,411,630
01/01/2024	5.000%	4,695,000	5,428,641
Revenue Bonds
Senior Series 2010A
01/01/2035	5.000%	6,795,000	7,186,324
Senior Series 2010B
01/01/2021	5.000%	2,175,000	2,310,829
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,096,560
01/01/2031	5.000%	750,000	821,535
Series 2014A
01/01/2034	5.000%	1,000,000	1,123,170
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,761,070
Total			33,283,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.8%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	3,013,620
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	333,876
11/01/2042	5.000%	1,250,000	1,271,550
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	4,000,000	3,877,960
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,691,930
Total			11,188,936
Charter Schools 3.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	2,003,140
07/01/2047	4.250%	1,000,000	1,015,500
07/01/2052	4.375%	1,500,000	1,526,025
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/2034	5.000%	1,000,000	1,028,160
03/01/2039	5.000%	2,000,000	2,029,720
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	517,480
07/01/2045	5.000%	2,070,000	2,082,316
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,597,500

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,697,195
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	233,473
12/01/2043	5.000%	1,500,000	1,569,075
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	3,023,970
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	985,780
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	195,128
03/01/2043	4.625%	1,000,000	971,760
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	694,928
08/01/2046	4.250%	1,000,000	950,830
Total			22,121,980
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,659,264
Series 2014
11/01/2044	5.000%	500,000	551,335
Total			2,210,599
Higher Education 10.2%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,299,652
12/01/2040	5.000%	1,350,000	1,506,181
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Bethel University
Series 2017
05/01/2037	5.000%	1,000,000	1,104,270
05/01/2047	5.000%	2,000,000	2,188,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carleton College
Series 2017
03/01/2037	4.000%	500,000	526,855
03/01/2039	4.000%	500,000	525,255
03/01/2040	4.000%	1,000,000	1,048,910
03/01/2047	4.000%	2,500,000	2,594,500
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,109,500
Macalester College
Series 2017
03/01/2029	5.000%	150,000	177,749
03/01/2030	5.000%	175,000	206,446
03/01/2042	4.000%	900,000	948,339
03/01/2048	4.000%	600,000	626,952
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	854,863
12/01/2032	5.000%	1,000,000	1,152,180
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,597,140
10/01/2035	4.000%	500,000	531,210
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	850,897
04/01/2039	4.000%	2,000,000	2,087,740
Series 2017A
10/01/2035	4.000%	800,000	834,528
10/01/2037	4.000%	750,000	779,242
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,556,720
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,018,660
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	913,622
12/01/2035	5.250%	1,000,000	1,044,480
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,908,918
Series 2012
12/01/2027	4.250%	350,000	366,793
12/01/2032	4.000%	350,000	351,512
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	362,115
10/01/2026	5.000%	280,000	309,238
10/01/2027	5.000%	200,000	220,300
10/01/2032	5.000%	700,000	769,636

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns University
Series 2015-8-1
10/01/2031	5.000%	370,000	420,043
10/01/2032	5.000%	645,000	731,295
10/01/2033	5.000%	350,000	395,038
10/01/2034	5.000%	380,000	427,796
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/2023	4.750%	730,000	732,000
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,941,362
Series 2016A
04/01/2032	5.000%	2,000,000	2,347,740
04/01/2033	5.000%	1,725,000	2,018,026
04/01/2034	5.000%	1,855,000	2,164,173
04/01/2037	5.000%	3,210,000	3,714,484
Series 2017A
09/01/2038	5.000%	4,515,000	5,303,048
Total			62,568,208
Hospital 15.1%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	421,144
04/01/2024	4.000%	745,000	777,795
04/01/2026	4.000%	500,000	516,445
04/01/2031	4.000%	1,450,000	1,482,335
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	9,242,248
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,110,330
09/01/2035	4.000%	1,500,000	1,530,465
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,536,800
11/15/2044	5.000%	6,475,000	7,253,360
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,077,370
08/15/2035	5.250%	2,275,000	2,443,759
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,816,136
04/01/2041	5.000%	675,000	734,427
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	6,287,500
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	2,560,000	2,811,802
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,109,061
Series 2013
07/01/2024	5.000%	300,000	342,018
07/01/2027	5.000%	245,000	274,986
07/01/2028	5.000%	225,000	251,870
07/01/2033	5.000%	650,000	715,345
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,097,310
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,327,432
05/01/2046	5.000%	3,500,000	3,916,290
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,038,474
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,623,160
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	335,585
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	776,107

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,499,446
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	5,000,000	5,001,100
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2043	4.000%	3,000,000	3,125,790
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,368,550
07/01/2035	4.000%	10,630,000	10,988,975
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,677,769
Total			92,511,184
Joint Power Authority 7.7%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2019	5.000%	1,925,000	1,984,482
01/01/2042	5.000%	1,500,000	1,613,985
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	284,983
12/01/2025	5.000%	400,000	448,708
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	288,470
10/01/2033	5.000%	250,000	287,640
Series 2014A
10/01/2035	5.000%	1,000,000	1,146,600
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,562,450
Series 2016
10/01/2041	4.000%	1,000,000	1,049,260
10/01/2047	5.000%	500,000	565,185
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	239,282
01/01/2035	5.000%	170,000	193,705
01/01/2036	5.000%	180,000	204,651
01/01/2041	5.000%	400,000	452,464
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	375,095
01/01/2031	5.000%	460,000	506,814
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,136,170
01/01/2041	5.000%	2,550,000	2,878,108
01/01/2046	5.000%	2,000,000	2,249,880
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,151,860
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2019	0.000%	5,000,000	4,923,700
01/01/2026	0.000%	10,000,000	8,018,500
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,348,524
01/01/2030	5.000%	1,000,000	1,121,300
Series 2015A
01/01/2036	5.000%	1,000,000	1,137,670
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,126,660
01/01/2046	5.000%	4,025,000	4,523,094
Total			46,819,240
Local Appropriation 4.2%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,914,149
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,327,368
02/01/2034	5.000%	1,200,000	1,310,856
02/01/2039	5.000%	1,300,000	1,410,526

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,132,130
02/01/2042	4.000%	5,250,000	5,408,392
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2029	4.000%	500,000	530,990
05/01/2030	4.000%	450,000	476,091
05/01/2031	4.000%	450,000	475,492
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2028	5.000%	2,720,000	3,240,690
02/01/2029	5.000%	2,855,000	3,383,917
02/01/2030	5.000%	2,965,000	3,498,730
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,417,416
Total			25,526,747
Local General Obligation 10.7%
Anoka-Hennepin Independent School District No. 11(e)
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,370,019
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,178,897
Centennial Independent School District No. 12(d)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	753,755
02/01/2033	0.000%	750,000	439,613
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2027	5.000%	2,835,000	3,413,028
02/01/2030	4.000%	3,145,000	3,427,641
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,089,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements
Series 2008A
02/01/2023	5.000%	500,000	500,000
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,195,302
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,603,755
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,800,271
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A
02/01/2037	5.000%	4,740,000	5,382,033
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/2030	5.000%	500,000	573,910
02/01/2031	5.000%	1,140,000	1,304,593
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,080,240
02/01/2031	4.000%	1,735,000	1,867,780
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2031	4.000%	1,605,000	1,713,659
02/01/2032	4.000%	1,775,000	1,884,801
Roseville Independent School District No. 623(e)
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,493,400
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	964,697
02/01/2033	0.000%	2,585,000	1,549,914
02/01/2034	0.000%	1,500,000	861,060

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Washington County Independent School District No. 833
Unlimited General Obligation Bonds
School Building
Series 2016A
02/01/2031	4.000%	4,000,000	4,270,800
St. Francis Independent School District No. 15(e)
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	467,019
02/01/2034	4.000%	325,000	336,684
Total			65,522,771
Multi-Family 3.5%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,556,375
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01/01/2031	5.000%	1,500,000	1,527,210
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,520,975
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,974,620
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,068,640
Oakgreen Commons Project Memory
Series 2013
08/01/2043	6.500%	1,000,000	1,038,560
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,212,880
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,507,450
Total			21,406,710
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.2%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,090,440
12/01/2028	4.000%	950,000	1,026,855
Series 2017A
12/01/2047	5.000%	4,700,000	5,392,874
Total			7,510,169
Nursing Home 2.2%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,578,006
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,525,275
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,052,900
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/2038	5.000%	1,200,000	1,204,296
05/01/2048	5.125%	6,250,000	6,259,437
Total			13,619,914
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	107,855
06/01/2028	4.000%	170,000	182,055
06/01/2029	4.000%	165,000	175,449
06/01/2030	4.000%	125,000	132,258
06/01/2031	4.000%	100,000	105,282
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	478,920
08/01/2033	3.000%	500,000	474,900
08/01/2034	3.125%	850,000	811,333
08/01/2035	3.125%	800,000	762,000
Total			3,230,052

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	914,235
10/01/2032	4.000%	800,000	832,528
10/01/2033	4.000%	655,000	678,364
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	258,852
08/01/2036	5.700%	1,250,000	1,286,875
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	1,020,070
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,418,698
Total			6,409,622
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,119,000
Prep School 0.4%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,500,000	2,661,925
Refunded / Escrowed 14.0%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/2034	6.875%	2,765,000	3,042,634
Series 2011A
11/01/2040	7.000%	1,000,000	1,099,800
11/01/2046	7.000%	1,000,000	1,099,800
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2032	6.750%	5,240,000	5,458,246
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	5,039,373
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/2026	5.625%	3,000,000	3,053,580
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,779,008
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	317,486
06/01/2032	5.000%	300,000	328,434
06/01/2043	5.000%	1,000,000	1,094,780
Series 2014A
06/01/2047	5.000%	1,600,000	1,751,648
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/2026	4.750%	4,000,000	4,132,640
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 02/01/19 Revenue Bonds
Gillette Children’s Specialty
Series 2009
02/01/2027	5.000%	7,445,000	7,702,746
02/01/2029	5.000%	3,000,000	3,103,860
Prerefunded 08/01/18 Revenue Bonds
Parking Facilities Project
Series 2010A
08/01/2035	5.000%	1,500,000	1,556,685
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,751,550
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,550,000	3,781,069
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,996,325
11/15/2044	5.000%	1,000,000	1,198,530

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,162,520
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	320,277
03/01/2036	5.125%	275,000	294,286
Prerefunded 10/01/18 Revenue Bonds
St. John’s University
6th Series 2008U
10/01/2028	4.750%	1,000,000	1,022,110
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,149,010
10/01/2040	6.000%	2,000,000	2,298,020
Revenue Bonds
College of St. Benedict
Series 2008V Escrowed to Maturity
03/01/2018	5.000%	500,000	501,348
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,843,455
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,762,885
University of Minnesota
Prerefunded 01/04/19 Revenue Bonds
Series 2009A
04/01/2034	5.125%	1,000,000	1,042,000
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,486,900
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,704,876
Revenue Bonds
Series 2011A Escrowed to Maturity
12/01/2018	5.000%	2,500,000	2,573,800
Total			85,449,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.1%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,535,940
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,578,600
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home
Series 2014
10/01/2044	5.375%	2,000,000	1,992,820
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,016,000
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,025,000
10/01/2047	5.000%	2,000,000	2,162,520
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,200,000	2,280,608
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,037,380
09/01/2042	5.000%	875,000	939,715
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	288,032
09/01/2037	4.250%	300,000	314,736
09/01/2042	5.000%	1,000,000	1,085,010
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,497,570

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,074,140
Total			24,828,071
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,433,675
Single Family 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	410,000	427,023
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	2,380,000	2,470,844
Revenue Bonds
Series 2009
01/01/2040	5.100%	470,000	479,940
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	6,797,207	6,712,378
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	500,000	487,930
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,970,000	1,920,573
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,510,000	1,569,736
Total			14,068,424
State Appropriated 5.3%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	7,600,000	8,501,664
03/01/2028	5.000%	3,000,000	3,344,700
03/01/2029	5.000%	4,250,000	4,733,013
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,985,915
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,657,500
Total			32,222,792
State General Obligation 4.2%
State of Minnesota
Unlimited General Obligation Bonds
Series 2015A
08/01/2030	5.000%	5,000,000	5,860,950
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/2024	5.000%	5,220,000	6,145,349
Various Purpose
Series 2013F
10/01/2021	5.000%	7,000,000	7,806,470
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/2018	5.000%	2,660,000	2,724,984
Various Purpose
Series 2012
08/01/2029	4.000%	2,975,000	3,197,828
Total			25,735,581
Transportation 0.4%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,111,200
Total Municipal Bonds (Cost $591,691,498)			603,560,081

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(h)	3,659,090	3,659,090
Total Money Market Funds (Cost $3,658,724)		3,659,090
Total Investments (Cost: $614,710,222)		626,579,171
Other Assets & Liabilities, Net		(15,207,087)
Net Assets		611,372,084

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $6,270,695, which represents 1.03% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $5,874,085, which represents 0.96% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	19,360,000	—	19,360,000
Municipal Bonds	—	603,560,081	—	603,560,081
Money Market Funds	3,659,090	—	—	3,659,090
Total Investments	3,659,090	622,920,081	—	626,579,171
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$614,710,222
Investments in unaffiliated issuers, at value	626,579,171
Cash	121,930
Receivable for:
Investments sold	75,232
Capital shares sold	1,607,599
Interest	7,036,907
Prepaid expenses	2,239
Other assets	3,644
Total assets	635,426,722
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	20,989,624
Capital shares purchased	1,486,893
Distributions to shareholders	1,455,349
Management services fees	7,693
Distribution and/or service fees	4,821
Transfer agent fees	25,746
Compensation of board members	51,028
Compensation of chief compliance officer	65
Other expenses	33,419
Total liabilities	24,054,638
Net assets applicable to outstanding capital stock	$611,372,084
Represented by
Paid in capital	599,407,922
Undistributed net investment income	315,378
Accumulated net realized loss	(220,165)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	11,868,949
Total - representing net assets applicable to outstanding capital stock	$611,372,084
Class A
Net assets	$414,442,246
Shares outstanding	76,603,500
Net asset value per share	$5.41
Maximum offering price per share(a)	$5.58
Advisor Class(b)
Net assets	$5,719,514
Shares outstanding	1,057,663
Net asset value per share	$5.41
Class C
Net assets	$72,270,660
Shares outstanding	13,358,044
Net asset value per share	$5.41
Institutional Class(c)
Net assets	$110,677,633
Shares outstanding	20,473,957
Net asset value per share	$5.41
Institutional 2 Class(d)
Net assets	$1,611,464
Shares outstanding	298,340
Net asset value per share	$5.40
Institutional 3 Class(e)
Net assets	$6,650,567
Shares outstanding	1,228,403
Net asset value per share	$5.41

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	17

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$34,443
Interest	11,206,352
Total income	11,240,795
Expenses:
Management services fees	1,422,744
Distribution and/or service fees
Class A	531,775
Class B	1
Class C	368,461
Transfer agent fees
Class A	107,707
Advisor Class(a)	1,244
Class C	18,653
Institutional Class(b)	28,340
Institutional 2 Class(c)	499
Institutional 3 Class(d)	232
Compensation of board members	13,704
Custodian fees	3,062
Printing and postage fees	16,800
Registration fees	10,602
Audit fees	16,172
Legal fees	6,051
Compensation of chief compliance officer	65
Other	8,916
Total expenses	2,555,028
Net investment income	8,685,767
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,462,490
Net realized gain	1,462,490
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,114,644)
Net change in unrealized appreciation (depreciation)	(9,114,644)
Net realized and unrealized loss	(7,652,154)
Net increase in net assets resulting from operations	$1,033,613

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a)
Operations
Net investment income	$8,685,767	$17,303,405
Net realized gain	1,462,490	1,686,277
Net change in unrealized appreciation (depreciation)	(9,114,644)	(20,380,102)
Net increase (decrease) in net assets resulting from operations	1,033,613	(1,390,420)
Distributions to shareholders
Net investment income
Class A	(6,160,037)	(13,487,024)
Advisor Class(b)	(77,501)	(118,131)
Class B(c)	—	(3,454)
Class C	(790,665)	(1,618,427)
Institutional Class(d)	(1,761,425)	(1,918,394)
Institutional 2 Class(e)	(23,493)	(25,523)
Institutional 3 Class(f)	(70,850)	(133)
Net realized gains
Class A	(1,799,523)	(149,431)
Advisor Class(b)	(22,579)	(688)
Class B(c)	—	(54)
Class C	(314,080)	(23,091)
Institutional Class(d)	(487,469)	(10,734)
Institutional 2 Class(e)	(6,638)	(223)
Institutional 3 Class(f)	(26,743)	—
Total distributions to shareholders	(11,541,003)	(17,355,307)
Increase in net assets from capital stock activity	13,292,866	49,092,580
Total increase in net assets	2,785,476	30,346,853
Net assets at beginning of period	608,586,608	578,239,755
Net assets at end of period	$611,372,084	$608,586,608
Undistributed net investment income	$315,378	$513,582

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	4,315,464	23,701,129	15,150,518	83,238,278
Distributions reinvested	1,436,951	7,857,924	2,394,324	13,121,376
Redemptions	(5,854,432)	(32,129,136)	(24,597,442)	(133,333,167)
Net decrease	(102,017)	(570,083)	(7,052,600)	(36,973,513)
Advisor Class(d)
Subscriptions	416,617	2,288,855	562,856	3,086,653
Distributions reinvested	18,277	99,874	21,534	118,486
Redemptions	(145,800)	(799,668)	(724,101)	(3,938,032)
Net increase (decrease)	289,094	1,589,061	(139,711)	(732,893)
Class B(b)
Subscriptions	—	—	3,515	19,012
Distributions reinvested	—	—	580	3,194
Redemptions (c)	(1,812)	(9,915)	(49,668)	(273,297)
Net decrease	(1,812)	(9,915)	(45,573)	(251,091)
Class C
Subscriptions	1,204,758	6,620,559	3,323,028	18,326,769
Distributions reinvested	197,509	1,079,655	292,429	1,602,720
Redemptions	(1,347,118)	(7,404,490)	(2,672,656)	(14,592,280)
Net increase	55,149	295,724	942,801	5,337,209
Institutional Class(e)
Subscriptions	5,167,763	28,378,266	19,135,437	103,639,715
Distributions reinvested	398,641	2,178,817	333,891	1,825,397
Redemptions	(4,709,668)	(25,818,838)	(4,505,855)	(24,492,861)
Net increase	856,736	4,738,245	14,963,473	80,972,251
Institutional 2 Class(f)
Subscriptions	87,940	484,260	181,244	1,003,931
Distributions reinvested	5,481	29,925	4,653	25,412
Redemptions	(5,228)	(28,578)	(55,499)	(298,726)
Net increase	88,193	485,607	130,398	730,617
Institutional 3 Class(g)
Subscriptions	1,294,678	7,139,380	1,848	10,000
Distributions reinvested	17,835	97,387	—	—
Redemptions	(85,958)	(472,540)	—	—
Net increase	1,226,555	6,764,227	1,848	10,000
Total net increase	2,411,898	13,292,866	8,800,636	49,092,580

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

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Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$5.50	0.08	(0.07)	0.01	(0.08)	(0.02)
7/31/2017	$5.68	0.17	(0.18)	(0.01)	(0.17)	(0.00) (e)
7/31/2016	$5.52	0.19	0.16	0.35	(0.19)	—
7/31/2015	$5.49	0.20	0.03	0.23	(0.20)	—
7/31/2014	$5.30	0.20	0.21	0.41	(0.21)	(0.01)
7/31/2013	$5.63	0.20	(0.32)	(0.12)	(0.20)	(0.01)
Advisor Class(g)
1/31/2018 (c)	$5.50	0.09	(0.07)	0.02	(0.09)	(0.02)
7/31/2017	$5.68	0.18	(0.18)	0.00	(0.18)	(0.00) (e)
7/31/2016	$5.51	0.20	0.17	0.37	(0.20)	—
7/31/2015	$5.49	0.21	0.02	0.23	(0.21)	—
7/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)
7/31/2013 (h)	$5.59	0.08	(0.30)	(0.22)	(0.08)	—
Class C
1/31/2018 (c)	$5.50	0.06	(0.07)	(0.01)	(0.06)	(0.02)
7/31/2017	$5.68	0.12	(0.18)	(0.06)	(0.12)	(0.00) (e)
7/31/2016	$5.52	0.14	0.16	0.30	(0.14)	—
7/31/2015	$5.49	0.15	0.03	0.18	(0.15)	—
7/31/2014	$5.30	0.16	0.21	0.37	(0.17)	(0.01)
7/31/2013	$5.63	0.16	(0.33)	(0.17)	(0.15)	(0.01)
Institutional Class(i)
1/31/2018 (c)	$5.50	0.09	(0.07)	0.02	(0.09)	(0.02)
7/31/2017	$5.68	0.18	(0.18)	0.00	(0.18)	(0.00) (e)
7/31/2016	$5.52	0.20	0.16	0.36	(0.20)	—
7/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—
7/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)
7/31/2013	$5.62	0.21	(0.32)	(0.11)	(0.21)	(0.01)
Institutional 2 Class(j)
1/31/2018 (c)	$5.49	0.08	(0.06)	0.02	(0.09)	(0.02)
7/31/2017	$5.67	0.18	(0.18)	0.00	(0.18)	(0.00) (e)
7/31/2016	$5.52	0.20	0.15	0.35	(0.20)	—
7/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—
7/31/2014 (k)	$5.27	0.14	0.22	0.36	(0.14)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$5.41	0.25%	0.78% (d)	0.78% (d)	2.83% (d)	9%	$414,442
(0.17)	$5.50	(0.20%)	0.79%	0.79% (f)	2.99%	19%	$422,118
(0.19)	$5.68	6.38%	0.81%	0.81% (f)	3.35%	8%	$475,734
(0.20)	$5.52	4.14%	0.82%	0.82% (f)	3.54%	9%	$409,338
(0.22)	$5.49	7.82%	0.83%	0.83% (f)	3.79%	12%	$386,773
(0.21)	$5.30	(2.32%)	0.83%	0.82% (f)	3.57%	14%	$396,780

(0.11)	$5.41	0.37%	0.53% (d)	0.53% (d)	3.09% (d)	9%	$5,720
(0.18)	$5.50	0.05%	0.54%	0.54% (f)	3.24%	19%	$4,228
(0.20)	$5.68	6.84%	0.56%	0.56% (f)	3.55%	8%	$5,156
(0.21)	$5.51	4.21%	0.57%	0.57% (f)	3.79%	9%	$861
(0.23)	$5.49	8.32%	0.59%	0.59% (f)	4.05%	12%	$247
(0.08)	$5.29	(4.02%)	0.57% (d)	0.57% (d),(f)	3.94% (d)	14%	$2

(0.08)	$5.41	(0.13%)	1.53% (d)	1.53% (d)	2.08% (d)	9%	$72,271
(0.12)	$5.50	(0.95%)	1.54%	1.54% (f)	2.24%	19%	$73,206
(0.14)	$5.68	5.59%	1.56%	1.56% (f)	2.58%	8%	$70,213
(0.15)	$5.52	3.37%	1.57%	1.57% (f)	2.79%	9%	$50,570
(0.18)	$5.49	7.02%	1.58%	1.58% (f)	3.04%	12%	$42,153
(0.16)	$5.30	(3.05%)	1.58%	1.57% (f)	2.81%	14%	$39,820

(0.11)	$5.41	0.37%	0.53% (d)	0.53% (d)	3.08% (d)	9%	$110,678
(0.18)	$5.50	0.05%	0.55%	0.55% (f)	3.23%	19%	$107,860
(0.20)	$5.68	6.65%	0.56%	0.56% (f)	3.56%	8%	$26,415
(0.21)	$5.52	4.40%	0.57%	0.57% (f)	3.80%	9%	$8,291
(0.23)	$5.49	8.29%	0.59%	0.59% (f)	4.05%	12%	$3,357
(0.22)	$5.29	(2.09%)	0.58%	0.57% (f)	3.82%	14%	$2,282

(0.11)	$5.40	0.36%	0.55% (d)	0.55% (d)	3.07% (d)	9%	$1,611
(0.18)	$5.49	0.03%	0.56%	0.56%	3.23%	19%	$1,155
(0.20)	$5.67	6.48%	0.55%	0.55%	3.55%	8%	$453
(0.21)	$5.52	4.42%	0.55%	0.55%	3.81%	9%	$10
(0.14)	$5.49	6.86%	0.54% (d)	0.54% (d)	4.07% (d)	12%	$10
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
1/31/2018 (c)	$5.51	0.09	(0.08)	0.01	(0.09)	(0.02)
7/31/2017 (m)	$5.41	0.07	0.10 (n)	0.17	(0.07)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(n)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.11)	$5.41	0.21%	0.50% (d)	0.50% (d)	3.18% (d)	9%	$6,651
(0.07)	$5.51	3.20%	0.53% (d)	0.53% (d)	3.17% (d)	19%	$10
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	25

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
26	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
28	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.07
Institutional 3 Class	0.01
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $12,231. The liability remaining at January 31, 2018 for non-recurring charges associated with the lease amounted to $9,379 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $411,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	169,184
Class C	3,184
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.85%	0.87%
Advisor Class	0.60	0.62
Class C	1.60	1.62
Institutional Class	0.60	0.62
Institutional 2 Class	0.62	0.63
Institutional 3 Class	0.56	0.58
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
614,710,000	16,634,000	(4,765,000)	11,869,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,115,687 and $55,408,672, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects. Because the Fund invests significantly in municipal securities issued by the State of and its political sub-divisions, the Fund will be particularly affected by any such changes in or otherwise impacting New York and its political sub-divisions.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 75.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
32	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2018

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR199_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Limited Duration Credit Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Limited Duration Credit Fund   |  Semiannual Report 2018

Columbia Limited Duration Credit Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-Portfolio Manager
Managed Fund since 2003
Timothy Doubek, CFA
Co-Portfolio Manager
Managed Fund since 2009
Royce Wilson, CFA
Co-Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	-0.41	0.92	1.42	2.86
	Including sales charges		-3.44	-2.07	0.81	2.55
Advisor Class*		02/28/13	-0.28	1.28	1.69	3.00
Class C	Excluding sales charges	06/19/03	-0.78	0.28	0.68	2.10
	Including sales charges		-1.77	-0.72	0.68	2.10
Institutional Class*		09/27/10	-0.28	1.29	1.69	3.05
Institutional 2 Class*		11/08/12	-0.26	1.32	1.76	3.04
Institutional 3 Class*		03/19/13	-0.24	1.37	1.79	3.05
Class K		06/19/03	-0.38	1.07	1.50	2.97
Class T	Excluding sales charges	12/01/06	-0.41	1.03	1.44	2.85
	Including sales charges		-2.86	-1.47	0.93	2.59
Bloomberg Barclays U.S. 1-5 Year Corporate Index			-0.31	1.71	1.95	3.52
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Corporate Bonds & Notes	96.7
Money Market Funds	0.5
U.S. Treasury Obligations	2.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
AAA rating	3.1
AA rating	7.3
A rating	24.0
BBB rating	65.5
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Limited Duration Credit Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	995.90	1,021.17	4.02	4.08	0.80
Advisor Class (formerly Class R4)	1,000.00	1,000.00	997.20	1,022.43	2.77	2.80	0.55
Class C	1,000.00	1,000.00	992.20	1,017.39	7.78	7.88	1.55
Institutional Class (formerly Class Z)	1,000.00	1,000.00	997.20	1,022.43	2.77	2.80	0.55
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	997.40	1,022.63	2.57	2.60	0.51
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	997.60	1,022.89	2.32	2.35	0.46
Class K	1,000.00	1,000.00	996.20	1,021.37	3.82	3.87	0.76
Class T	1,000.00	1,000.00	995.90	1,021.17	4.02	4.08	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 96.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.0%
Lockheed Martin Corp.
11/23/2020	2.500%	9,535,000	9,527,077
Northrop Grumman Corp.
03/15/2021	3.500%	10,595,000	10,810,375
Total			20,337,452
Banking 1.0%
Capital One Financial Corp.
10/30/2020	2.400%	2,575,000	2,544,144
01/30/2023	3.200%	4,300,000	4,274,638
Total			6,818,782
Cable and Satellite 2.3%
Comcast Corp.
02/15/2018	5.875%	9,734,000	9,748,977
Sky PLC(a)
09/16/2024	3.750%	6,105,000	6,245,592
Total			15,994,569
Chemicals 0.6%
LyondellBasell Industries NV
04/15/2019	5.000%	4,340,000	4,438,462
Diversified Manufacturing 3.0%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	15,420,000	15,323,024
United Technologies Corp.
05/04/2020	1.900%	5,495,000	5,412,168
Total			20,735,192
Electric 21.2%
AEP Texas, Inc.
10/01/2022	2.400%	12,910,000	12,534,112
American Electric Power Co., Inc.
11/13/2020	2.150%	4,230,000	4,180,276
CMS Energy Corp.
03/01/2024	3.875%	8,330,000	8,569,271
11/15/2025	3.600%	7,355,000	7,391,496
DTE Energy Co.
10/01/2019	1.500%	8,075,000	7,924,514
12/01/2023	3.850%	560,000	576,537
06/01/2024	3.500%	10,760,000	10,825,227
Duke Energy Corp.
08/15/2022	3.050%	2,300,000	2,298,781
10/15/2023	3.950%	2,950,000	3,053,899
Edison International
09/15/2022	2.400%	5,065,000	4,893,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2021	2.700%	5,105,000	5,050,877
Eversource Energy
03/15/2022	2.750%	1,440,000	1,425,691
10/01/2024	2.900%	6,525,000	6,350,769
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,130,000	2,124,356
04/01/2019	2.300%	3,440,000	3,432,198
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	6,650,000	6,607,393
Pacific Gas & Electric Co.
11/15/2023	3.850%	3,465,000	3,547,023
08/15/2024	3.400%	930,000	933,953
Pinnacle West Capital Corp.
11/30/2020	2.250%	5,495,000	5,445,457
Progress Energy, Inc.
04/01/2022	3.150%	6,922,000	6,926,562
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,489,653
Southern Co. (The)
07/01/2021	2.350%	7,165,000	7,031,165
07/01/2023	2.950%	4,670,000	4,614,114
WEC Energy Group, Inc.
06/15/2020	2.450%	2,790,000	2,783,064
06/15/2025	3.550%	5,550,000	5,613,581
Wisconsin Electric Power Co.
06/01/2025	3.100%	930,000	917,303
Xcel Energy, Inc.
03/15/2021	2.400%	6,695,000	6,623,986
06/01/2025	3.300%	9,725,000	9,707,155
Total			145,871,507
Finance Companies 1.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	7,740,000	7,632,569
Food and Beverage 14.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	14,130,000	14,052,356
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,393,211
JM Smucker Co. (The)
12/06/2019	2.200%	2,140,000	2,129,187
03/15/2020	2.500%	5,390,000	5,380,223
Kraft Heinz Foods Co.
07/02/2018	2.000%	12,150,000	12,145,881
Molson Coors Brewing Co.
03/15/2019	1.900%	9,985,000	9,915,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.(a)
10/28/2019	1.625%	12,515,000	12,325,998
PepsiCo, Inc.
05/02/2019	1.550%	4,595,000	4,557,583
Sysco Corp.
07/15/2021	2.500%	3,380,000	3,343,428
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,737,318
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	15,695,000	15,704,433
10/21/2019	2.900%	9,877,000	9,934,573
Total			99,619,625
Health Care 4.6%
Becton Dickinson and Co.
12/15/2019	2.675%	4,974,000	4,970,926
06/05/2020	2.404%	1,855,000	1,834,747
Cardinal Health, Inc.
06/14/2019	1.948%	3,430,000	3,401,802
06/15/2022	2.616%	3,440,000	3,353,491
Express Scripts Holding Co.
06/15/2019	2.250%	8,035,000	8,000,096
11/30/2020	2.600%	4,380,000	4,349,717
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,040,000	5,998,855
Total			31,909,634
Healthcare Insurance 2.5%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,154,850
UnitedHealth Group, Inc.
07/16/2018	1.900%	13,850,000	13,843,920
Total			16,998,770
Life Insurance 10.3%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,150,867
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,085,000	5,401,485
Guardian Life Global Funding(a)
05/08/2022	2.500%	9,300,000	9,114,744
MassMutual Global Funding II(a)
06/22/2024	2.750%	7,515,000	7,344,184
MetLife Global Funding I(a)
04/10/2019	2.300%	3,910,000	3,909,132
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,865,379
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuveen Finance LLC(a)
11/01/2019	2.950%	20,570,000	20,703,602
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	12,875,000	13,137,032
Total			70,626,425
Media and Entertainment 2.8%
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	502,000	501,148
06/15/2020	2.800%	13,643,000	13,575,617
Thomson Reuters Corp.
10/15/2019	4.700%	4,815,000	4,976,302
Total			19,053,067
Midstream 3.8%
Enterprise Products Operating LLC
04/15/2021	2.850%	2,240,000	2,241,214
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	6,460,000	6,687,347
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	11,080,000	10,815,820
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	6,293,000	6,558,728
Total			26,303,109
Natural Gas 1.6%
NiSource, Inc.
11/17/2022	2.650%	8,305,000	8,141,317
Sempra Energy
06/15/2024	3.550%	3,140,000	3,173,877
Total			11,315,194
Pharmaceuticals 4.8%
Allergan Funding SCS
03/12/2018	2.350%	8,740,000	8,744,487
03/15/2025	3.800%	5,350,000	5,376,552
Amgen, Inc.
05/22/2019	2.200%	8,970,000	8,945,889
05/11/2022	2.650%	5,530,000	5,452,840
Johnson & Johnson
11/10/2020	1.950%	2,240,000	2,218,527
Pfizer, Inc.
06/01/2018	1.200%	2,293,000	2,288,515
Total			33,026,810
Property & Casualty 4.0%
Alleghany Corp.
06/27/2022	4.950%	3,439,000	3,665,479

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway, Inc.
08/15/2018	1.150%	5,270,000	5,247,555
CNA Financial Corp.
05/15/2024	3.950%	11,166,000	11,396,868
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	5,670,000	7,185,251
Total			27,495,153
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	11,345,000	11,301,889
Restaurants 1.2%
McDonald’s Corp.
03/01/2018	5.350%	1,384,000	1,387,889
12/09/2020	2.750%	6,859,000	6,887,431
Total			8,275,320
Retailers 2.8%
CVS Health Corp.
07/20/2018	1.900%	4,585,000	4,580,071
06/01/2021	2.125%	4,595,000	4,460,353
07/20/2022	3.500%	3,049,000	3,071,401
Walmart, Inc.
04/11/2018	1.125%	6,880,000	6,872,363
Total			18,984,188
Supermarkets 0.5%
Kroger Co. (The)
08/01/2022	2.800%	3,855,000	3,799,265
Technology 5.1%
Apple, Inc.
11/13/2019	1.800%	8,485,000	8,413,056
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2023	2.650%	6,410,000	6,110,832
01/15/2024	3.625%	5,340,000	5,268,092
Cisco Systems, Inc.
09/20/2019	1.400%	4,750,000	4,681,609
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
01/15/2019	2.375%	10,535,000	10,567,016
Total			35,040,605
Transportation Services 1.4%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	5,223,000	5,319,087
United Parcel Service, Inc.
04/01/2021	2.050%	4,680,000	4,609,950
Total			9,929,037
Wireless 0.9%
Rogers Communications, Inc.
08/15/2018	6.800%	5,730,000	5,871,886
Wirelines 1.4%
AT&T, Inc.
02/01/2018	5.500%	9,633,000	9,633,919
Total Corporate Bonds & Notes (Cost $666,324,368)			661,012,429

U.S. Treasury Obligations 2.8%

U.S. Treasury
11/15/2019	1.000%	18,000,000	17,653,392
07/31/2021	1.125%	1,600,000	1,532,714
Total U.S. Treasury Obligations (Cost $19,457,449)			19,186,106

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	3,454,983	3,454,983
Total Money Market Funds (Cost $3,454,810)		3,454,983
Total Investments (Cost: $689,236,627)		683,653,518
Other Assets & Liabilities, Net		5,076,191
Net Assets		688,729,709

At January 31, 2018, securities and/or cash totaling $468,450 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,354	03/2018	USD	155,959,691	—	(2,343,099)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(885)	03/2018	USD	(108,366,276)	2,516,913	—
U.S. Treasury 2-Year Note	(122)	03/2018	USD	(26,086,667)	154,156	—
U.S. Treasury Ultra 10-Year Note	(57)	03/2018	USD	(7,522,646)	191,979	—
U.S. Ultra Bond	(8)	03/2018	USD	(1,309,978)	33,303	—
Total					2,896,351	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $154,043,307, which represents 22.37% of net assets.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	70,960,747	175,206,169	(242,711,933)	3,454,983	2,889	(984)	175,208	3,454,983
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	661,012,429	—	—	661,012,429
U.S. Treasury Obligations	19,186,106	—	—	—	19,186,106
Money Market Funds	—	—	—	3,454,983	3,454,983
Total Investments	19,186,106	661,012,429	—	3,454,983	683,653,518
Derivatives
Asset
Futures Contracts	2,896,351	—	—	—	2,896,351
Liability
Futures Contracts	(2,343,099)	—	—	—	(2,343,099)
Total	19,739,358	661,012,429	—	3,454,983	684,206,770
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$685,781,817
Investments in affiliated issuers, at cost	3,454,810
Investments in unaffiliated issuers, at value	680,198,535
Investments in affiliated issuers, at value	3,454,983
Margin deposits on:
Futures contracts	468,450
Receivable for:
Capital shares sold	1,668,190
Dividends	16,387
Interest	5,055,014
Foreign tax reclaims	7,754
Variation margin for futures contracts	71,625
Expense reimbursement due from Investment Manager	612
Prepaid expenses	2,441
Other assets	13,916
Total assets	690,957,907
Liabilities
Payable for:
Capital shares purchased	907,303
Distributions to shareholders	969,563
Variation margin for futures contracts	169,964
Management services fees	8,084
Distribution and/or service fees	2,406
Transfer agent fees	58,846
Plan administration fees	1
Compensation of board members	73,338
Compensation of chief compliance officer	79
Other expenses	38,614
Total liabilities	2,228,198
Net assets applicable to outstanding capital stock	$688,729,709
Represented by
Paid in capital	712,374,466
Excess of distributions over net investment income	(5,438)
Accumulated net realized loss	(18,609,462)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(5,583,282)
Investments - affiliated issuers	173
Futures contracts	553,252
Total - representing net assets applicable to outstanding capital stock	$688,729,709
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$201,143,020
Shares outstanding	20,601,545
Net asset value per share	$9.76
Maximum offering price per share(a)	$10.06
Advisor Class(b)
Net assets	$50,572,098
Shares outstanding	5,177,965
Net asset value per share	$9.77
Class C
Net assets	$37,270,152
Shares outstanding	3,818,493
Net asset value per share	$9.76
Institutional Class(c)
Net assets	$200,100,444
Shares outstanding	20,481,147
Net asset value per share	$9.77
Institutional 2 Class(d)
Net assets	$70,821,597
Shares outstanding	7,247,636
Net asset value per share	$9.77
Institutional 3 Class(e)
Net assets	$128,420,974
Shares outstanding	13,142,464
Net asset value per share	$9.77
Class K
Net assets	$110,906
Shares outstanding	11,331
Net asset value per share	$9.79
Class T
Net assets	$290,518
Shares outstanding	29,698
Net asset value per share	$9.78
Maximum offering price per share(f)	$10.03

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$175,208
Interest	8,091,781
Total income	8,266,989
Expenses:
Management services fees	1,508,052
Distribution and/or service fees
Class A	265,256
Class B	1
Class C	204,923
Class T	455
Transfer agent fees
Class A	121,777
Advisor Class(a)	30,692
Class C	23,533
Institutional Class(b)	115,828
Institutional 2 Class(c)	19,871
Institutional 3 Class(d)	5,606
Class K	34
Class T	209
Plan administration fees
Class K	140
Compensation of board members	16,120
Custodian fees	8,960
Printing and postage fees	27,429
Registration fees	70,795
Audit fees	18,865
Legal fees	6,410
Compensation of chief compliance officer	79
Other	10,535
Total expenses	2,455,570
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,650)
Total net expenses	2,335,920
Net investment income	5,931,069
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,338,285
Investments — affiliated issuers	2,889
Futures contracts	(422,588)
Net realized gain	918,586
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,628,688)
Investments — affiliated issuers	(984)
Futures contracts	531,779
Net change in unrealized appreciation (depreciation)	(9,097,893)
Net realized and unrealized loss	(8,179,307)
Net decrease in net assets resulting from operations	$(2,248,238)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$5,931,069	$12,011,724
Net realized gain	918,586	13,755,205
Net change in unrealized appreciation (depreciation)	(9,097,893)	(7,867,821)
Net increase (decrease) in net assets resulting from operations	(2,248,238)	17,899,108
Distributions to shareholders
Net investment income
Class A	(1,710,255)	(4,526,312)
Advisor Class(a)	(497,580)	(873,983)
Class B(b)	(1)	(2,494)
Class C	(176,646)	(346,502)
Class I(c)	—	(1,578,833)
Institutional Class(d)	(1,879,429)	(2,510,766)
Institutional 2 Class(e)	(638,827)	(1,023,070)
Institutional 3 Class(f)	(1,247,903)	(819,272)
Class K	(928)	(1,646)
Class T	(2,941)	(8,610)
Total distributions to shareholders	(6,154,510)	(11,691,488)
Decrease in net assets from capital stock activity	(6,289,117)	(53,984,402)
Total decrease in net assets	(14,691,865)	(47,776,782)
Net assets at beginning of period	703,421,574	751,198,356
Net assets at end of period	$688,729,709	$703,421,574
Undistributed (excess of distributions over) net investment income	$(5,438)	$218,003

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	1,528,561	15,046,317	5,981,441	58,709,779
Distributions reinvested	171,483	1,686,948	452,553	4,448,840
Redemptions	(3,008,727)	(29,608,387)	(24,136,088)	(236,657,108)
Net decrease	(1,308,683)	(12,875,122)	(17,702,094)	(173,498,489)
Advisor Class(c)
Subscriptions	495,455	4,876,048	1,943,123	19,079,060
Distributions reinvested	50,546	497,409	88,826	873,773
Redemptions	(1,170,177)	(11,522,281)	(1,031,545)	(10,140,606)
Net increase (decrease)	(624,176)	(6,148,824)	1,000,404	9,812,227
Class B(a)
Subscriptions	—	—	1,511	14,859
Distributions reinvested	—	—	235	2,313
Redemptions (b)	(1,031)	(8,710)	(53,840)	(529,734)
Net decrease	(1,031)	(8,710)	(52,094)	(512,562)
Class C
Subscriptions	192,445	1,892,229	568,230	5,581,427
Distributions reinvested	16,737	164,554	32,581	320,266
Redemptions	(850,073)	(8,364,631)	(1,529,287)	(15,019,961)
Net decrease	(640,891)	(6,307,848)	(928,476)	(9,118,268)
Class I(d)
Subscriptions	—	—	2,478,894	24,332,959
Distributions reinvested	—	—	146,857	1,442,732
Redemptions	—	—	(15,278,585)	(149,873,994)
Net decrease	—	—	(12,652,834)	(124,098,303)
Institutional Class(e)
Subscriptions	5,584,618	55,029,360	20,702,537	202,983,305
Distributions reinvested	169,254	1,665,605	184,591	1,817,801
Redemptions	(5,460,690)	(53,818,269)	(9,009,077)	(88,637,421)
Net increase	293,182	2,876,696	11,878,051	116,163,685
Institutional 2 Class(f)
Subscriptions	1,645,032	16,198,902	3,624,263	35,600,523
Distributions reinvested	64,891	638,654	103,933	1,022,897
Redemptions	(860,774)	(8,481,293)	(2,741,523)	(26,966,241)
Net increase	849,149	8,356,263	986,673	9,657,179
Institutional 3 Class(d),(g)
Subscriptions	829,573	8,192,190	12,431,285	122,076,354
Distributions reinvested	126,778	1,247,805	83,059	819,094
Redemptions	(152,787)	(1,505,380)	(492,928)	(4,858,617)
Net increase	803,564	7,934,615	12,021,416	118,036,831
Class K
Distributions reinvested	85	846	152	1,499
Redemptions	(3)	(34)	—	—
Net increase	82	812	152	1,499
Class T
Subscriptions	1	2	1,272	12,488
Distributions reinvested	290	2,860	860	8,466
Redemptions	(12,171)	(119,861)	(45,684)	(449,155)
Net decrease	(11,880)	(116,999)	(43,552)	(428,201)
Total net decrease	(640,684)	(6,289,117)	(5,492,354)	(53,984,402)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$9.88	0.08	(0.12)	(0.04)	(0.08)	—
7/31/2017	$9.80	0.15	0.07	0.22	(0.14)	—
7/31/2016	$9.70	0.22	0.10	0.32	(0.22)	—
7/31/2015	$9.99	0.19	(0.28)	(0.09)	(0.19)	(0.01)
7/31/2014	$10.04	0.16	0.11	0.27	(0.22)	(0.10)
7/31/2013	$10.15	0.16	0.05	0.21	(0.16)	(0.16)
Advisor Class(f)
1/31/2018 (c)	$9.89	0.09	(0.12)	(0.03)	(0.09)	—
7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—
7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—
7/31/2015	$9.99	0.22	(0.29)	(0.07)	(0.21)	(0.01)
7/31/2014	$10.04	0.18	0.12	0.30	(0.25)	(0.10)
7/31/2013 (g)	$10.12	0.07	(0.08) (h)	(0.01)	(0.07)	—
Class C
1/31/2018 (c)	$9.88	0.04	(0.12)	(0.08)	(0.04)	—
7/31/2017	$9.80	0.07	0.08	0.15	(0.07)	—
7/31/2016	$9.69	0.15	0.11	0.26	(0.15)	—
7/31/2015	$9.99	0.12	(0.30)	(0.18)	(0.11)	(0.01)
7/31/2014	$10.04	0.08	0.12	0.20	(0.15)	(0.10)
7/31/2013	$10.14	0.08	0.07	0.15	(0.09)	(0.16)
Institutional Class(i)
1/31/2018 (c)	$9.89	0.09	(0.12)	(0.03)	(0.09)	—
7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—
7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—
7/31/2015	$9.99	0.21	(0.28)	(0.07)	(0.21)	(0.01)
7/31/2014	$10.05	0.18	0.11	0.29	(0.25)	(0.10)
7/31/2013	$10.15	0.18	0.07	0.25	(0.19)	(0.16)
Institutional 2 Class(j)
1/31/2018 (c)	$9.89	0.09	(0.12)	(0.03)	(0.09)	—
7/31/2017	$9.81	0.18	0.07	0.25	(0.17)	—
7/31/2016	$9.71	0.25	0.10	0.35	(0.25)	—
7/31/2015	$10.00	0.22	(0.28)	(0.06)	(0.22)	(0.01)
7/31/2014	$10.05	0.18	0.13	0.31	(0.26)	(0.10)
7/31/2013 (k)	$10.30	0.14	(0.10) (h)	0.04	(0.13)	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$9.76	(0.41%)	0.84% (d)	0.80% (d)	1.55% (d)	36%	$201,143
(0.14)	$9.88	2.28%	0.83%	0.81% (e)	1.47%	119%	$216,524
(0.22)	$9.80	3.43%	0.89%	0.83% (e)	2.29%	49%	$388,216
(0.20)	$9.70	(0.96%)	0.86%	0.83% (e)	1.92%	68%	$538,661
(0.32)	$9.99	2.78%	0.87%	0.84% (e)	1.55%	93%	$631,359
(0.32)	$10.04	2.11%	0.86%	0.85% (e)	1.56%	87%	$645,559

(0.09)	$9.77	(0.28%)	0.59% (d)	0.55% (d)	1.80% (d)	36%	$50,572
(0.17)	$9.89	2.65%	0.59%	0.56% (e)	1.74%	119%	$57,357
(0.25)	$9.80	3.68%	0.64%	0.58% (e)	2.53%	49%	$47,065
(0.22)	$9.70	(0.71%)	0.61%	0.58% (e)	2.27%	68%	$48,659
(0.35)	$9.99	3.04%	0.62%	0.59% (e)	1.80%	93%	$6,000
(0.07)	$10.04	(0.07%)	0.62% (d)	0.60% (d),(e)	1.76% (d)	87%	$2,270

(0.04)	$9.76	(0.78%)	1.59% (d)	1.55% (d)	0.80% (d)	36%	$37,270
(0.07)	$9.88	1.53%	1.58%	1.56% (e)	0.74%	119%	$44,055
(0.15)	$9.80	2.76%	1.65%	1.58% (e)	1.54%	49%	$52,777
(0.12)	$9.69	(1.80%)	1.61%	1.58% (e)	1.17%	68%	$66,931
(0.25)	$9.99	2.01%	1.62%	1.59% (e)	0.81%	93%	$79,115
(0.25)	$10.04	1.45%	1.61%	1.60% (e)	0.81%	87%	$91,079

(0.09)	$9.77	(0.28%)	0.59% (d)	0.55% (d)	1.80% (d)	36%	$200,100
(0.17)	$9.89	2.65%	0.59%	0.56% (e)	1.78%	119%	$199,635
(0.25)	$9.80	3.69%	0.64%	0.58% (e)	2.53%	49%	$81,473
(0.22)	$9.70	(0.71%)	0.61%	0.58% (e)	2.17%	68%	$131,631
(0.35)	$9.99	2.93%	0.62%	0.59% (e)	1.81%	93%	$108,228
(0.35)	$10.05	2.46%	0.61%	0.60% (e)	1.80%	87%	$98,123

(0.09)	$9.77	(0.26%)	0.53% (d)	0.51% (d)	1.84% (d)	36%	$70,822
(0.17)	$9.89	2.59%	0.52%	0.52%	1.78%	119%	$63,284
(0.25)	$9.81	3.76%	0.51%	0.51%	2.60%	49%	$53,070
(0.23)	$9.71	(0.63%)	0.51%	0.51%	2.26%	68%	$58,152
(0.36)	$10.00	3.12%	0.51%	0.51%	1.84%	93%	$36,091
(0.29)	$10.05	0.44%	0.55% (d)	0.54% (d)	1.99% (d)	87%	$1,983
Columbia Limited Duration Credit Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
1/31/2018 (c)	$9.89	0.09	(0.11)	(0.02)	(0.10)	—
7/31/2017	$9.80	0.19	0.08	0.27	(0.18)	—
7/31/2016	$9.70	0.25	0.11	0.36	(0.26)	—
7/31/2015	$10.00	0.24	(0.31)	(0.07)	(0.22)	(0.01)
7/31/2014	$10.05	0.19	0.12	0.31	(0.26)	(0.10)
7/31/2013 (m)	$10.13	0.07	(0.08) (h)	(0.01)	(0.07)	—
Class K
1/31/2018 (c)	$9.91	0.08	(0.12)	(0.04)	(0.08)	—
7/31/2017	$9.82	0.15	0.09	0.24	(0.15)	—
7/31/2016	$9.72	0.22	0.11	0.33	(0.23)	—
7/31/2015	$10.01	0.20	(0.29)	(0.09)	(0.19)	(0.01)
7/31/2014	$10.07	0.16	0.11	0.27	(0.23)	(0.10)
7/31/2013	$10.17	0.18	0.05	0.23	(0.17)	(0.16)
Class T
1/31/2018 (c)	$9.90	0.08	(0.12)	(0.04)	(0.08)	—
7/31/2017	$9.82	0.15	0.07	0.22	(0.14)	—
7/31/2016	$9.71	0.23	0.10	0.33	(0.22)	—
7/31/2015	$10.01	0.19	(0.29)	(0.10)	(0.19)	(0.01)
7/31/2014	$10.06	0.15	0.12	0.27	(0.22)	(0.10)
7/31/2013	$10.16	0.16	0.06	0.22	(0.16)	(0.16)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	Institutional 3 Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$9.77	(0.24%)	0.48% (d)	0.46% (d)	1.89% (d)	36%	$128,421
(0.18)	$9.89	2.75%	0.48%	0.47%	1.90%	119%	$122,034
(0.26)	$9.80	3.81%	0.47%	0.46%	2.65%	49%	$3,113
(0.23)	$9.70	(0.69%)	0.47%	0.46%	2.44%	68%	$2,941
(0.36)	$10.00	3.16%	0.46%	0.46%	1.87%	93%	$10
(0.07)	$10.05	(0.14%)	0.44% (d)	0.44% (d)	1.81% (d)	87%	$2

(0.08)	$9.79	(0.38%)	0.78% (d)	0.76% (d)	1.59% (d)	36%	$111
(0.15)	$9.91	2.44%	0.77%	0.77%	1.53%	119%	$111
(0.23)	$9.82	3.50%	0.77%	0.76%	2.35%	49%	$109
(0.20)	$9.72	(0.88%)	0.76%	0.76%	1.99%	68%	$106
(0.33)	$10.01	2.76%	0.76%	0.76%	1.63%	93%	$117
(0.33)	$10.07	2.29%	0.76%	0.76%	1.72%	87%	$108

(0.08)	$9.78	(0.41%)	0.84% (d)	0.80% (d)	1.55% (d)	36%	$291
(0.14)	$9.90	2.29%	0.84%	0.81% (e)	1.48%	119%	$412
(0.22)	$9.82	3.54%	0.90%	0.83% (e)	2.37%	49%	$836
(0.20)	$9.71	(1.05%)	0.86%	0.83% (e)	1.92%	68%	$110,891
(0.32)	$10.01	2.77%	0.87%	0.83% (e)	1.50%	93%	$145,507
(0.32)	$10.06	2.21%	0.86%	0.85% (e)	1.61%	87%	$9,498
Columbia Limited Duration Credit Fund | Semiannual Report 2018	19

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
20	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
22	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,896,351

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,343,099
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(422,588)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	531,779
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	84,571,419
Futures contracts — short	71,781,097
Columbia Limited Duration Credit Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
24	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class T	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $643,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	89,298
Class C	3,417
26	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.50	0.52
Institutional 3 Class	0.45	0.47
Class K	0.75	0.77
Class T	0.80	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
689,237,000	681,000	(6,264,000)	(5,583,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	3,924,976	15,461,167	19,386,143
Columbia Limited Duration Credit Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $289,413,726 and $244,584,855, respectively, for the six months ended January 31, 2018, of which $61,518,438 and $81,730,170, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
28	Columbia Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 11.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 60.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Limited Duration Credit Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Limited Duration Credit Fund | Semiannual Report 2018

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Columbia Limited Duration Credit Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR183_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Disciplined Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Core Fund   |  Semiannual Report 2018

Columbia Disciplined Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Core Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	17.25	29.73	16.02	9.34
	Including sales charges		10.48	22.28	14.65	8.70
Advisor Class*		03/19/13	17.35	30.09	16.30	9.47
Class C	Excluding sales charges	04/24/03	16.71	28.79	15.15	8.51
	Including sales charges		15.71	27.79	15.15	8.51
Institutional Class*		09/27/10	17.32	30.11	16.32	9.55
Institutional 2 Class		12/11/06	17.33	30.16	16.45	9.74
Institutional 3 Class*		06/01/15	17.41	30.19	16.25	9.44
Class K		04/24/03	17.21	29.73	16.15	9.46
Class R		12/11/06	17.01	29.48	15.73	9.05
Class T	Excluding sales charges	12/01/06	17.13	29.76	16.01	9.30
	Including sales charges		14.16	26.47	15.44	9.02
S&P 500 Index			15.43	26.41	15.91	9.78
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2018)
Facebook, Inc., Class A	3.4
JPMorgan Chase & Co.	3.4
Boeing Co. (The)	2.8
Cisco Systems, Inc.	2.5
Pfizer, Inc.	2.5
Citigroup, Inc.	2.5
Adobe Systems, Inc.	2.3
Walmart, Inc.	2.2
Microsoft Corp.	2.2
MasterCard, Inc., Class A	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2018)
Consumer Discretionary	12.5
Consumer Staples	8.3
Energy	5.7
Financials	14.5
Health Care	14.1
Industrials	10.4
Information Technology	24.0
Materials	2.7
Real Estate	3.2
Telecommunication Services	1.6
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,172.50	1,020.21	5.42	5.04	0.99
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,173.50	1,021.48	4.05	3.77	0.74
Class C	1,000.00	1,000.00	1,167.10	1,016.43	9.50	8.84	1.74
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,173.20	1,021.48	4.05	3.77	0.74
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,173.30	1,021.63	3.89	3.62	0.71
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,174.10	1,021.88	3.62	3.36	0.66
Class K	1,000.00	1,000.00	1,172.10	1,020.37	5.26	4.89	0.96
Class R	1,000.00	1,000.00	1,170.10	1,018.95	6.78	6.31	1.24
Class T	1,000.00	1,000.00	1,171.30	1,020.21	5.42	5.04	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 12.5%
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.	493,400	65,893,570
Household Durables 0.1%
PulteGroup, Inc.	156,300	4,975,029
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc.(a)	10,300	14,944,167
Liberty Interactive Corp., Class A(a)	584,400	16,415,796
Total		31,359,963
Leisure Products 0.5%
Hasbro, Inc.	243,000	22,980,510
Media 3.4%
Charter Communications, Inc., Class A(a)	247,000	93,180,750
Comcast Corp., Class A	690,810	29,380,149
News Corp., Class A	1,894,300	32,411,473
Total		154,972,372
Multiline Retail 0.9%
Target Corp.	516,400	38,843,608
Specialty Retail 3.8%
Best Buy Co., Inc.	1,206,500	88,146,890
Home Depot, Inc. (The)	342,300	68,768,070
Ross Stores, Inc.	223,500	18,414,165
Total		175,329,125
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	683,700	78,153,747
Total Consumer Discretionary		572,507,924
Consumer Staples 8.3%
Food & Staples Retailing 4.0%
CVS Health Corp.	1,041,000	81,916,290
Walmart, Inc.	962,600	102,613,160
Total		184,529,450
Food Products 1.4%
Tyson Foods, Inc., Class A	833,300	63,422,463
Household Products 0.7%
Procter & Gamble Co. (The)	363,600	31,393,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	1,407,100	98,975,414
Total Consumer Staples		378,320,551
Energy 5.7%
Energy Equipment & Services 0.3%
Halliburton Co.	230,800	12,393,960
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	311,500	39,046,525
ConocoPhillips	1,626,460	95,652,113
Marathon Petroleum Corp.	348,800	24,161,376
Valero Energy Corp.	948,650	91,041,940
Total		249,901,954
Total Energy		262,295,914
Financials 14.4%
Banks 7.0%
Bank of America Corp.	558,800	17,881,600
Citigroup, Inc.	1,435,800	112,681,584
Citizens Financial Group, Inc.	39,300	1,803,870
JPMorgan Chase & Co.	1,353,700	156,582,479
PNC Financial Services Group, Inc. (The)	211,500	33,421,230
Total		322,370,763
Capital Markets 3.6%
BlackRock, Inc.	12,600	7,078,680
Franklin Resources, Inc.	853,400	36,192,694
S&P Global, Inc.	535,600	96,997,160
State Street Corp.	113,100	12,460,227
T. Rowe Price Group, Inc.	106,000	11,832,780
Total		164,561,541
Insurance 3.8%
Allstate Corp. (The)	780,600	77,099,862
Aon PLC	256,100	36,409,737
Marsh & McLennan Companies, Inc.	220,600	18,424,512
Prudential Financial, Inc.	367,100	43,618,822
Total		175,552,933
Total Financials		662,485,237

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.0%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	193,900	23,136,148
Biogen, Inc.(a)	79,400	27,616,114
BioMarin Pharmaceutical, Inc.(a)	104,700	9,447,081
Celgene Corp.(a)	187,300	18,947,268
Gilead Sciences, Inc.	235,600	19,743,280
TESARO, Inc.(a)	85,200	5,747,592
Vertex Pharmaceuticals, Inc.(a)	146,900	24,513,203
Total		129,150,686
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	1,272,700	91,672,581
Health Care Providers & Services 3.4%
Centene Corp.(a)	723,400	77,577,416
Express Scripts Holding Co.(a)	966,600	76,535,388
Total		154,112,804
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	325,800	20,395,080
Eli Lilly & Co.	484,600	39,470,670
Johnson & Johnson	358,900	49,596,391
Merck & Co., Inc.	753,400	44,638,950
Pfizer, Inc.	3,059,055	113,307,397
Total		267,408,488
Total Health Care		642,344,559
Industrials 10.3%
Aerospace & Defense 3.2%
Boeing Co. (The)	357,500	126,687,275
Lockheed Martin Corp.	58,700	20,829,695
Total		147,516,970
Airlines 1.3%
Southwest Airlines Co.	976,900	59,395,520
Electrical Equipment 1.2%
AMETEK, Inc.	343,800	26,231,940
Rockwell Automation, Inc.	147,500	29,100,275
Total		55,332,215
Industrial Conglomerates 2.1%
Honeywell International, Inc.	616,100	98,372,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Nielsen Holdings PLC	83,400	3,119,994
Road & Rail 0.5%
Union Pacific Corp.	171,800	22,935,300
Trading Companies & Distributors 1.9%
WW Grainger, Inc.	318,600	85,913,676
Total Industrials		472,586,362
Information Technology 23.9%
Communications Equipment 3.3%
Cisco Systems, Inc.	2,790,000	115,896,600
F5 Networks, Inc.(a)	263,500	38,086,290
Total		153,982,890
Internet Software & Services 6.3%
Alphabet, Inc., Class A(a)	43,700	51,663,014
Facebook, Inc., Class A(a)	841,800	157,324,002
VeriSign, Inc.(a)	679,700	78,111,124
Total		287,098,140
IT Services 2.2%
MasterCard, Inc., Class A	592,300	100,098,700
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Ltd.	342,400	84,925,472
Intel Corp.	637,500	30,689,250
Micron Technology, Inc.(a)	279,500	12,219,740
Total		127,834,462
Software 6.9%
Adobe Systems, Inc.(a)	521,300	104,134,888
Cadence Design Systems, Inc.(a)	417,800	18,742,508
Electronic Arts, Inc.(a)	732,100	92,947,416
Microsoft Corp.(b)	1,075,300	102,164,253
Total		317,989,065
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	560,280	93,807,681
HP, Inc.	723,400	16,869,688
Total		110,677,369
Total Information Technology		1,097,680,626

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.7%
Chemicals 2.3%
Eastman Chemical Co.	140,400	13,924,872
LyondellBasell Industries NV, Class A	783,800	93,930,592
Total		107,855,464
Containers & Packaging 0.2%
Packaging Corp. of America	59,400	7,462,422
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	493,600	9,625,200
Total Materials		124,943,086
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Tower Corp.	574,300	84,824,110
Host Hotels & Resorts, Inc.	459,000	9,528,840
SBA Communications Corp.(a)	286,000	49,907,000
Total		144,259,950
Total Real Estate		144,259,950
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	2,004,900	75,083,505
Total Telecommunication Services		75,083,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.0%
Electric Utilities 1.8%
Entergy Corp.	707,700	55,688,913
Xcel Energy, Inc.	526,400	24,024,896
Total		79,713,809
Multi-Utilities 1.2%
CenterPoint Energy, Inc.	2,012,500	56,712,250
Total Utilities		136,426,059
Total Common Stocks (Cost $3,399,214,647)		4,568,933,773

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(c),(d)	18,481,147	18,481,147
Total Money Market Funds (Cost $18,480,608)		18,481,147
Total Investments (Cost: $3,417,695,255)		4,587,414,920
Other Assets & Liabilities, Net		(445,125)
Net Assets		4,586,969,795

At January 31, 2018, securities and/or cash totaling $1,843,194 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	206	03/2018	USD	29,105,740	1,996,659	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	38,690,562	181,272,016	(201,481,431)	18,481,147	(2,331)	(1,593)	202,949	18,481,147
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	572,507,924	—	—	—	572,507,924
Consumer Staples	378,320,551	—	—	—	378,320,551
Energy	262,295,914	—	—	—	262,295,914
Financials	662,485,237	—	—	—	662,485,237
Health Care	642,344,559	—	—	—	642,344,559
Industrials	472,586,362	—	—	—	472,586,362
Information Technology	1,097,680,626	—	—	—	1,097,680,626
Materials	124,943,086	—	—	—	124,943,086
Real Estate	144,259,950	—	—	—	144,259,950
Telecommunication Services	75,083,505	—	—	—	75,083,505
Utilities	136,426,059	—	—	—	136,426,059
Total Common Stocks	4,568,933,773	—	—	—	4,568,933,773
Money Market Funds	—	—	—	18,481,147	18,481,147
Total Investments	4,568,933,773	—	—	18,481,147	4,587,414,920
Derivatives
Asset
Futures Contracts	1,996,659	—	—	—	1,996,659
Total	4,570,930,432	—	—	18,481,147	4,589,411,579
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$3,399,214,647
Investments in affiliated issuers, at cost	18,480,608
Investments in unaffiliated issuers, at value	4,568,933,773
Investments in affiliated issuers, at value	18,481,147
Receivable for:
Capital shares sold	1,043,421
Dividends	2,376,117
Variation margin for futures contracts	13,390
Prepaid expenses	7,796
Other assets	48,121
Total assets	4,590,903,765
Liabilities
Payable for:
Capital shares purchased	3,046,595
Management services fees	78,564
Distribution and/or service fees	28,273
Transfer agent fees	361,380
Plan administration fees	13
Compensation of board members	276,785
Compensation of chief compliance officer	445
Other expenses	141,915
Total liabilities	3,933,970
Net assets applicable to outstanding capital stock	$4,586,969,795
Represented by
Paid in capital	3,372,235,936
Excess of distributions over net investment income	(1,321,901)
Accumulated net realized gain	44,339,436
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,169,719,126
Investments - affiliated issuers	539
Futures contracts	1,996,659
Total - representing net assets applicable to outstanding capital stock	$4,586,969,795
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Core Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$3,869,432,515
Shares outstanding	306,683,865
Net asset value per share	$12.62
Maximum offering price per share(a)	$13.39
Advisor Class(b)
Net assets	$6,521,627
Shares outstanding	512,216
Net asset value per share	$12.73
Class C
Net assets	$63,101,753
Shares outstanding	5,097,872
Net asset value per share	$12.38
Institutional Class(c)
Net assets	$182,494,748
Shares outstanding	14,392,335
Net asset value per share	$12.68
Institutional 2 Class(d)
Net assets	$131,382,090
Shares outstanding	10,393,605
Net asset value per share	$12.64
Institutional 3 Class(e)
Net assets	$325,519,343
Shares outstanding	25,648,169
Net asset value per share	$12.69
Class K
Net assets	$1,853,364
Shares outstanding	146,027
Net asset value per share	$12.69
Class R
Net assets	$5,259,116
Shares outstanding	417,043
Net asset value per share	$12.61
Class T
Net assets	$1,405,239
Shares outstanding	110,638
Net asset value per share	$12.70
Maximum offering price per share(f)	$13.03

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,687,810
Dividends — affiliated issuers	202,949
Total income	39,890,759
Expenses:
Management services fees	13,533,476
Distribution and/or service fees
Class A	4,537,356
Class C	293,058
Class R	12,654
Class T	1,814
Transfer agent fees
Class A	1,673,744
Advisor Class(a)	3,177
Class C	27,036
Institutional Class(b)	76,946
Institutional 2 Class(c)	34,918
Institutional 3 Class(d)	13,199
Class K	498
Class R	2,333
Class T	670
Plan administration fees
Class K	2,117
Compensation of board members	55,446
Custodian fees	17,433
Printing and postage fees	186,260
Registration fees	93,986
Audit fees	16,408
Legal fees	20,653
Compensation of chief compliance officer	445
Other	35,174
Total expenses	20,638,801
Net investment income	19,251,958
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	147,066,561
Investments — affiliated issuers	(2,331)
Futures contracts	4,483,138
Net realized gain	151,547,368
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	514,950,637
Investments — affiliated issuers	(1,593)
Futures contracts	1,177,501
Net change in unrealized appreciation (depreciation)	516,126,545
Net realized and unrealized gain	667,673,913
Net increase in net assets resulting from operations	$686,925,871

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$19,251,958	$68,768,601
Net realized gain	151,547,368	331,936,676
Net change in unrealized appreciation (depreciation)	516,126,545	191,274,812
Net increase in net assets resulting from operations	686,925,871	591,980,089
Distributions to shareholders
Net investment income
Class A	(52,999,190)	(43,849,860)
Advisor Class(a)	(110,839)	(57,760)
Class B(b)	—	(127,966)
Class C	(466,638)	(337,085)
Class I(c)	—	(4,618,317)
Institutional Class(d)	(2,841,035)	(531,832)
Institutional 2 Class(e)	(2,080,750)	(1,257,569)
Institutional 3 Class(f)	(5,480,347)	(17,391)
Class K	(25,699)	(286,950)
Class R	(60,849)	(49,054)
Class T	(20,965)	(604,299)
Net realized gains
Class A	(162,252,446)	—
Advisor Class(a)	(292,108)	—
Class C	(2,658,313)	—
Institutional Class(d)	(7,504,180)	—
Institutional 2 Class(e)	(5,347,909)	—
Institutional 3 Class(f)	(13,727,135)	—
Class K	(75,700)	—
Class R	(218,938)	—
Class T	(64,017)	—
Total distributions to shareholders	(256,227,058)	(51,738,083)
Increase (decrease) in net assets from capital stock activity	30,537,500	(480,425,791)
Total increase in net assets	461,236,313	59,816,215
Net assets at beginning of period	4,125,733,482	4,065,917,267
Net assets at end of period	$4,586,969,795	$4,125,733,482
Undistributed (excess of distributions over) net investment income	$(1,321,901)	$43,512,453

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	1,385,227	16,595,416	8,891,393	93,540,340
Distributions reinvested	18,003,505	212,621,389	4,148,698	43,229,435
Redemptions	(17,245,672)	(205,566,571)	(55,959,447)	(591,808,997)
Net increase (decrease)	2,143,060	23,650,234	(42,919,356)	(455,039,222)
Advisor Class(b)
Subscriptions	149,942	1,803,322	345,939	3,628,870
Distributions reinvested	33,785	402,720	5,497	57,713
Redemptions	(240,310)	(2,914,111)	(109,322)	(1,182,911)
Net increase (decrease)	(56,583)	(708,069)	242,114	2,503,672
Class B(c)
Subscriptions	—	—	6,667	67,837
Distributions reinvested	—	—	12,290	127,692
Redemptions (a)	(250)	(3,689)	(2,710,788)	(29,204,877)
Net decrease	(250)	(3,689)	(2,691,831)	(29,009,348)
Class C
Subscriptions	330,230	3,940,746	449,476	4,622,337
Distributions reinvested	252,632	2,930,530	30,138	308,914
Redemptions	(571,312)	(6,687,952)	(1,393,893)	(14,398,643)
Net increase (decrease)	11,550	183,324	(914,279)	(9,467,392)
Class I(d)
Subscriptions	—	—	1,383,187	14,461,331
Distributions reinvested	—	—	441,095	4,618,259
Redemptions	—	—	(31,141,017)	(333,779,362)
Net decrease	—	—	(29,316,735)	(314,699,772)
Institutional Class(e)
Subscriptions	2,085,749	25,060,674	13,564,799	147,180,180
Distributions reinvested	833,483	9,893,443	43,450	454,492
Redemptions	(2,266,800)	(27,119,918)	(4,181,423)	(44,448,075)
Net increase	652,432	7,834,199	9,426,826	103,186,597
Institutional 2 Class(f)
Subscriptions	601,686	7,260,579	3,007,920	31,332,392
Distributions reinvested	627,930	7,428,412	120,567	1,257,517
Redemptions	(474,452)	(5,656,866)	(1,463,262)	(15,371,669)
Net increase	755,164	9,032,125	1,665,225	17,218,240
Institutional 3 Class(d),(g)
Subscriptions	430,523	5,169,316	27,123,551	291,604,126
Distributions reinvested	1,616,775	19,207,291	1,657	17,350
Redemptions	(2,774,506)	(33,513,837)	(854,476)	(9,595,986)
Net increase (decrease)	(727,208)	(9,137,230)	26,270,732	282,025,490
Class K
Subscriptions	660	7,908	101,402	1,047,518
Distributions reinvested	8,517	101,179	27,377	286,908
Redemptions	(1,087)	(13,090)	(2,147,173)	(22,276,217)
Net increase (decrease)	8,090	95,997	(2,018,394)	(20,941,791)
Class R
Subscriptions	72,656	868,555	168,358	1,740,679
Distributions reinvested	10,919	128,960	2,392	24,924
Redemptions	(98,261)	(1,188,340)	(174,286)	(1,835,893)
Net decrease	(14,686)	(190,825)	(3,536)	(70,290)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	—	—	167,245	1,700,082
Distributions reinvested	7,129	84,760	57,658	604,259
Redemptions	(25,298)	(303,326)	(5,583,706)	(58,436,316)
Net decrease	(18,169)	(218,566)	(5,358,803)	(56,131,975)
Total net increase (decrease)	2,753,400	30,537,500	(45,618,037)	(480,425,791)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$11.43	0.05	1.87	1.92	(0.18)	(0.55)
7/31/2017	$10.00	0.18	1.38	1.56	(0.13)	—
7/31/2016	$9.99	0.13	(0.00) (f)	0.13	(0.12)	—
7/31/2015	$8.93	0.11	1.05	1.16	(0.10)	—
7/31/2014	$7.75	0.09	1.23	1.32	(0.14)	—
7/31/2013	$6.33	0.09	1.42	1.51	(0.09)	—
Advisor Class(g)
1/31/2018 (c)	$11.54	0.07	1.88	1.95	(0.21)	(0.55)
7/31/2017	$10.09	0.21	1.39	1.60	(0.15)	—
7/31/2016	$10.07	0.14	0.03 (h)	0.17	(0.15)	—
7/31/2015	$9.00	0.14	1.05	1.19	(0.12)	—
7/31/2014	$7.81	0.11	1.24	1.35	(0.16)	—
7/31/2013 (i)	$7.02	0.03	0.76	0.79	—	—
Class C
1/31/2018 (c)	$11.20	0.01	1.82	1.83	(0.10)	(0.55)
7/31/2017	$9.80	0.09	1.37	1.46	(0.06)	—
7/31/2016	$9.78	0.05	0.02 (h)	0.07	(0.05)	—
7/31/2015	$8.75	0.04	1.02	1.06	(0.03)	—
7/31/2014	$7.61	0.03	1.20	1.23	(0.09)	—
7/31/2013	$6.22	0.04	1.40	1.44	(0.05)	—
Institutional Class(j)
1/31/2018 (c)	$11.50	0.07	1.87	1.94	(0.21)	(0.55)
7/31/2017	$10.06	0.23	1.37	1.60	(0.16)	—
7/31/2016	$10.04	0.15	0.02 (h)	0.17	(0.15)	—
7/31/2015	$8.97	0.14	1.05	1.19	(0.12)	—
7/31/2014	$7.79	0.11	1.23	1.34	(0.16)	—
7/31/2013	$6.36	0.10	1.44	1.54	(0.11)	—
Institutional 2 Class(k)
1/31/2018 (c)	$11.47	0.07	1.87	1.94	(0.22)	(0.55)
7/31/2017	$10.03	0.22	1.38	1.60	(0.16)	—
7/31/2016	$10.02	0.16	0.01 (h)	0.17	(0.16)	—
7/31/2015	$8.96	0.14	1.06	1.20	(0.14)	—
7/31/2014	$7.77	0.13	1.24	1.37	(0.18)	—
7/31/2013	$6.35	0.12	1.42	1.54	(0.12)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.73)	$12.62	17.25%	0.99% (d)	0.99% (d)	0.86% (d)	32%	$3,869,433
(0.13)	$11.43	15.74%	1.03%	1.03% (e)	1.66%	72%	$3,481,990
(0.12)	$10.00	1.39%	1.04%	1.04% (e)	1.34%	77%	$3,475,816
(0.10)	$9.99	13.03%	1.06%	1.06% (e)	1.12%	77%	$3,601,777
(0.14)	$8.93	17.21%	1.11%	1.11% (e)	1.12%	73%	$3,325,544
(0.09)	$7.75	24.12%	1.18%	1.16% (e)	1.28%	69%	$3,084,807

(0.76)	$12.73	17.35%	0.74% (d)	0.74% (d)	1.13% (d)	32%	$6,522
(0.15)	$11.54	16.05%	0.77%	0.77% (e)	1.98%	72%	$6,566
(0.15)	$10.09	1.75%	0.80%	0.80% (e)	1.50%	77%	$3,298
(0.12)	$10.07	13.29%	0.80%	0.80% (e)	1.40%	77%	$948
(0.16)	$9.00	17.45%	0.87%	0.87% (e)	1.34%	73%	$195
—	$7.81	11.25%	0.92% (d)	0.92% (d),(e)	1.25% (d)	69%	$3

(0.65)	$12.38	16.71%	1.74% (d)	1.74% (d)	0.11% (d)	32%	$63,102
(0.06)	$11.20	14.94%	1.77%	1.77% (e)	0.91%	72%	$56,943
(0.05)	$9.80	0.74%	1.79%	1.79% (e)	0.57%	77%	$58,819
(0.03)	$9.78	12.17%	1.80%	1.80% (e)	0.37%	77%	$52,590
(0.09)	$8.75	16.20%	1.86%	1.86% (e)	0.37%	73%	$35,687
(0.05)	$7.61	23.22%	1.93%	1.91% (e)	0.53%	69%	$30,686

(0.76)	$12.68	17.32%	0.74% (d)	0.74% (d)	1.11% (d)	32%	$182,495
(0.16)	$11.50	16.01%	0.77%	0.77% (e)	2.12%	72%	$157,993
(0.15)	$10.06	1.75%	0.79%	0.79% (e)	1.58%	77%	$43,386
(0.12)	$10.04	13.34%	0.80%	0.80% (e)	1.38%	77%	$43,636
(0.16)	$8.97	17.38%	0.87%	0.87% (e)	1.35%	73%	$6,030
(0.11)	$7.79	24.48%	0.93%	0.91% (e)	1.51%	69%	$3,817

(0.77)	$12.64	17.33%	0.71% (d)	0.71% (d)	1.14% (d)	32%	$131,382
(0.16)	$11.47	16.14%	0.71%	0.71%	2.05%	72%	$110,542
(0.16)	$10.03	1.75%	0.71%	0.71%	1.67%	77%	$79,994
(0.14)	$10.02	13.40%	0.70%	0.70%	1.47%	77%	$76,799
(0.18)	$8.96	17.75%	0.70%	0.70%	1.53%	73%	$57,466
(0.12)	$7.77	24.55%	0.72%	0.71%	1.72%	69%	$46,858
Columbia Disciplined Core Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
1/31/2018 (c)	$11.51	0.07	1.88	1.95	(0.22)	(0.55)
7/31/2017	$10.07	0.27	1.34	1.61	(0.17)	—
7/31/2016	$10.06	0.09	0.08 (h)	0.17	(0.16)	—
7/31/2015 (m)	$10.09	0.02	(0.05) (h)	(0.03)	—	—
Class K
1/31/2018 (c)	$11.50	0.05	1.88	1.93	(0.19)	(0.55)
7/31/2017	$10.06	0.14	1.44	1.58	(0.14)	—
7/31/2016	$10.05	0.14	(0.00) (f)	0.14	(0.13)	—
7/31/2015	$8.98	0.12	1.06	1.18	(0.11)	—
7/31/2014	$7.80	0.11	1.23	1.34	(0.16)	—
7/31/2013	$6.37	0.10	1.43	1.53	(0.10)	—
Class R
1/31/2018 (c)	$11.42	0.04	1.85	1.89	(0.15)	(0.55)
7/31/2017	$9.99	0.15	1.39	1.54	(0.11)	—
7/31/2016	$9.98	0.10	0.01 (h)	0.11	(0.10)	—
7/31/2015	$8.92	0.08	1.06	1.14	(0.08)	—
7/31/2014	$7.75	0.07	1.22	1.29	(0.12)	—
7/31/2013	$6.33	0.07	1.43	1.50	(0.08)	—
Class T
1/31/2018 (c)	$11.51	0.05	1.87	1.92	(0.18)	(0.55)
7/31/2017	$10.07	0.14	1.43	1.57	(0.13)	—
7/31/2016	$10.05	0.13	0.01 (h)	0.14	(0.12)	—
7/31/2015	$8.98	0.11	1.06	1.17	(0.10)	—
7/31/2014	$7.80	0.09	1.23	1.32	(0.14)	—
7/31/2013	$6.37	0.09	1.43	1.52	(0.09)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Core Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.77)	$12.69	17.41%	0.66% (d)	0.66% (d)	1.20% (d)	32%	$325,519
(0.17)	$11.51	16.12%	0.66%	0.66%	2.46%	72%	$303,699
(0.16)	$10.07	1.82%	0.68%	0.68%	0.92%	77%	$1,054
—	$10.06	(0.30%)	0.60% (d)	0.60% (d)	1.16% (d)	77%	$2

(0.74)	$12.69	17.21%	0.96% (d)	0.96% (d)	0.89% (d)	32%	$1,853
(0.14)	$11.50	15.83%	0.95%	0.95%	1.35%	72%	$1,587
(0.13)	$10.06	1.49%	0.96%	0.96%	1.43%	77%	$21,702
(0.11)	$10.05	13.22%	0.95%	0.95%	1.24%	77%	$21,822
(0.16)	$8.98	17.29%	0.95%	0.95%	1.34%	73%	$28,087
(0.10)	$7.80	24.29%	0.97%	0.96%	1.47%	69%	$75,884

(0.70)	$12.61	17.01%	1.24% (d)	1.24% (d)	0.62% (d)	32%	$5,259
(0.11)	$11.42	15.49%	1.27%	1.27% (e)	1.43%	72%	$4,929
(0.10)	$9.99	1.13%	1.29%	1.29% (e)	1.10%	77%	$4,349
(0.08)	$9.98	12.78%	1.31%	1.31% (e)	0.86%	77%	$4,943
(0.12)	$8.92	16.81%	1.37%	1.37% (e)	0.89%	73%	$3,655
(0.08)	$7.75	23.87%	1.43%	1.41% (e)	1.02%	69%	$4,180

(0.73)	$12.70	17.13%	0.99% (d)	0.99% (d)	0.89% (d)	32%	$1,405
(0.13)	$11.51	15.73%	1.03%	1.03% (e)	1.36%	72%	$1,482
(0.12)	$10.07	1.49%	1.04%	1.04% (e)	1.39%	77%	$55,252
(0.10)	$10.05	13.07%	1.06%	1.06% (e)	1.09%	77%	$76,143
(0.14)	$8.98	17.10%	1.12%	1.12% (e)	1.09%	73%	$102,303
(0.09)	$7.80	24.15%	1.18%	1.16% (e)	1.27%	69%	$113,166
Columbia Disciplined Core Fund | Semiannual Report 2018	19

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
20	Columbia Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Disciplined Core Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
22	Columbia Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,996,659*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,483,138

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,177,501
Columbia Disciplined Core Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	31,597,008

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
24	Columbia Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Core Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.09
Class T	0.09
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $17,156. The liability remaining at January 31, 2018 for non-recurring charges associated with the lease amounted to $8,118 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2018 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For
26	Columbia Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,238,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	352,412
Class C	1,054
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	1.12%	1.17%
Advisor Class	0.87	0.92
Class C	1.87	1.92
Institutional Class	0.87	0.92
Institutional 2 Class	0.83	0.88
Institutional 3 Class	0.78	0.83
Class K	1.08	1.13
Class R	1.37	1.42
Class T	1.12	1.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Disciplined Core Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,417,695,000	1,199,020,000	(27,303,000)	1,171,717,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
84,190,413	18,579,540	—	—	102,769,953
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,370,944,061 and $1,552,686,589, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
28	Columbia Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 84.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Core Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Disciplined Core Fund | Semiannual Report 2018

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Columbia Disciplined Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR177_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Income Opportunities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Income Opportunities Fund   |  Semiannual Report 2018

Columbia Income Opportunities Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Manager
Managed Fund since 2003
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	0.71	5.17	4.50	7.01
	Including sales charges		-4.06	0.19	3.50	6.49
Advisor Class*		11/08/12	0.84	5.44	4.76	7.15
Class C	Excluding sales charges	06/19/03	0.32	4.40	3.75	6.26
	Including sales charges		-0.66	3.40	3.75	6.26
Institutional Class*		09/27/10	0.84	5.45	4.76	7.22
Institutional 2 Class*		11/08/12	0.97	5.54	4.89	7.22
Institutional 3 Class*		03/07/11	0.90	5.49	4.95	7.31
Class K		06/19/03	0.75	5.28	4.63	7.18
Class R*		09/27/10	0.58	4.92	4.24	6.75
Class T*	Excluding sales charges	09/27/10	0.71	5.19	4.53	7.02
	Including sales charges		-1.83	2.59	4.00	6.74
ICE BofAML BB-B US Cash Pay High Yield Constrained Index			1.70	6.23	5.45	7.47
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The ICE BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Income Opportunities Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	95.6
Foreign Government Obligations	0.4
Money Market Funds	2.9
Senior Loans	1.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
BBB rating	1.5
BB rating	52.3
B rating	43.7
CCC rating	2.3
Not rated	0.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Income Opportunities Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.10	1,020.01	5.21	5.24	1.03
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,008.40	1,021.27	3.95	3.97	0.78
Class C	1,000.00	1,000.00	1,003.20	1,016.23	8.99	9.05	1.78
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,008.40	1,021.27	3.95	3.97	0.78
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,009.70	1,021.63	3.60	3.62	0.71
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,009.00	1,021.88	3.34	3.36	0.66
Class K	1,000.00	1,000.00	1,007.50	1,020.37	4.86	4.89	0.96
Class R	1,000.00	1,000.00	1,005.80	1,018.75	6.47	6.51	1.28
Class T	1,000.00	1,000.00	1,007.10	1,020.01	5.21	5.24	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	0
Loral Space & Communications, Inc.(b)	101	4,712
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		4,773
Total Consumer Discretionary		4,773
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,298	28,712
Total Industrials		28,712
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,137,679)		33,485

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 94.2%

Aerospace & Defense 1.7%
Bombardier, Inc.(f)
12/01/2021	8.750%	4,042,000	4,505,912
01/15/2023	6.125%	1,800,000	1,820,007
12/01/2024	7.500%	3,049,000	3,204,846
TransDigm, Inc.
05/15/2025	6.500%	3,677,000	3,768,429
06/15/2026	6.375%	14,289,000	14,658,671
Total			27,957,865
Automotive 0.5%
Delphi Technologies PLC(f)
10/01/2025	5.000%	3,910,000	3,896,366
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,218,218
09/15/2026	4.750%	3,689,000	3,743,535
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. Escrow Bond(a),(c),(d)
03/01/2018	8.750%	1,595,000	0
Total			8,858,119
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	10,422,000	13,295,335
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	1,270,000	1,336,018
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(f)
04/15/2021	5.625%	5,642,000	5,744,583
12/15/2023	5.750%	1,841,000	1,941,718
Beacon Escrow Corp.(f)
11/01/2025	4.875%	5,881,000	5,856,088
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	1,414,000	1,488,027
HD Supply, Inc.(f)
04/15/2024	5.750%	2,787,000	2,981,326
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,449,491
01/15/2028	5.000%	2,009,000	2,022,932
Total			21,484,165
Cable and Satellite 10.1%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	15,300,000	15,678,966
05/15/2026	5.500%	3,268,000	3,337,585
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	6,519,000	6,628,506
02/15/2026	5.750%	8,985,000	9,314,067
05/01/2026	5.500%	106,000	107,619
05/01/2027	5.125%	3,752,000	3,661,479
05/01/2027	5.875%	5,846,000	6,022,748
CSC Holdings LLC(f)
10/15/2025	6.625%	18,972,000	20,284,047
02/01/2028	5.375%	5,205,000	5,191,930
DISH DBS Corp.
11/15/2024	5.875%	5,420,000	5,144,978
07/01/2026	7.750%	18,970,000	19,529,558
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	6,433,000	6,642,870
07/15/2026	5.375%	1,663,000	1,701,414
08/01/2027	5.000%	6,695,000	6,656,999
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	16,445,000	16,861,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(f)
04/15/2027	5.125%	5,532,000	5,733,769
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	17,388,000	17,686,413
08/15/2026	5.500%	4,893,000	5,019,142
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	5,050,000	4,969,619
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	11,043,000	10,962,971
Total			171,136,380
Chemicals 2.7%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,251,716
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,914,925
Chemours Co. (The)
05/15/2023	6.625%	3,577,000	3,774,497
INEOS Group Holdings SA(f)
08/01/2024	5.625%	2,503,000	2,570,386
Koppers, Inc.(f)
02/15/2025	6.000%	2,101,000	2,219,232
Olin Corp.
02/01/2030	5.000%	2,691,000	2,698,588
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	3,470,000	3,578,972
12/01/2025	5.875%	5,905,000	5,983,832
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,488,453
12/15/2025	5.750%	3,376,000	3,484,687
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,660,290
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	864,000	890,335
Total			46,515,913
Construction Machinery 1.9%
Ashtead Capital, Inc.(f)
08/15/2025	4.125%	1,695,000	1,677,326
08/15/2027	4.375%	4,772,000	4,731,777
H&E Equipment Services, Inc.(f)
09/01/2025	5.625%	1,733,000	1,796,802
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	2,084,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
10/15/2025	4.625%	1,176,000	1,192,734
09/15/2026	5.875%	5,603,000	5,990,946
05/15/2027	5.500%	8,091,000	8,483,721
01/15/2028	4.875%	6,878,000	6,870,228
Total			32,828,439
Consumer Cyclical Services 1.7%
APX Group, Inc.
12/01/2022	7.875%	7,517,000	8,061,321
IHS Markit Ltd.(f)
11/01/2022	5.000%	4,561,000	4,842,332
02/15/2025	4.750%	8,501,000	8,850,187
03/01/2026	4.000%	1,297,000	1,263,721
Interval Acquisition Corp.
04/15/2023	5.625%	6,179,000	6,391,731
Total			29,409,292
Consumer Products 2.2%
Mattel, Inc.(f)
12/31/2025	6.750%	3,336,000	3,385,880
Prestige Brands, Inc.(f)
03/01/2024	6.375%	5,335,000	5,494,693
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	7,032,820
12/15/2026	5.250%	2,320,000	2,411,081
Spectrum Brands, Inc.
07/15/2025	5.750%	6,924,000	7,296,892
Springs Industries, Inc.
06/01/2021	6.250%	7,380,000	7,540,766
Valvoline, Inc.
07/15/2024	5.500%	946,000	994,208
08/15/2025	4.375%	3,821,000	3,812,697
Total			37,969,037
Diversified Manufacturing 0.9%
Gates Global LLC/Co.(f)
07/15/2022	6.000%	1,158,000	1,185,507
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,742,247
08/15/2026	5.875%	3,931,000	4,127,798
TriMas Corp.(f)
10/15/2025	4.875%	603,000	608,609
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,641,655
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,356,521
Total			14,662,337

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.8%
AES Corp.
05/15/2026	6.000%	1,976,000	2,112,757
09/01/2027	5.125%	3,975,000	4,167,410
Calpine Corp.
01/15/2025	5.750%	4,834,000	4,587,916
Calpine Corp.(f)
06/01/2026	5.250%	1,286,000	1,260,734
Dynegy, Inc.
11/01/2024	7.625%	3,990,000	4,307,548
Dynegy, Inc.(f)
01/30/2026	8.125%	2,839,000	3,127,999
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	4,392,000	4,328,514
NRG Energy, Inc.
01/15/2027	6.625%	8,574,000	9,073,890
NRG Energy, Inc.(f)
01/15/2028	5.750%	1,085,000	1,086,472
NRG Yield Operating LLC
08/15/2024	5.375%	8,769,000	8,904,700
09/15/2026	5.000%	8,001,000	8,051,246
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	6,974,000	7,339,730
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	6,853,000	6,751,096
Total			65,100,012
Finance Companies 2.3%
Aircastle Ltd.
02/15/2022	5.500%	2,071,000	2,202,755
04/01/2023	5.000%	3,889,000	4,086,308
iStar, Inc.
04/01/2022	6.000%	2,739,000	2,799,866
Navient Corp.
01/25/2022	7.250%	5,777,000	6,249,027
06/15/2022	6.500%	3,411,000	3,597,609
03/25/2024	6.125%	2,529,000	2,581,505
10/25/2024	5.875%	3,496,000	3,510,655
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	3,624,000	3,764,035
Quicken Loans, Inc.(f)
05/01/2025	5.750%	6,588,000	6,722,112
01/15/2028	5.250%	700,000	684,590
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,561,761
Total			38,760,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.2%
Aramark Services, Inc.(f)
02/01/2028	5.000%	2,723,000	2,766,293
B&G Foods, Inc.
04/01/2025	5.250%	11,460,000	11,473,878
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	6,115,000	5,874,137
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,668,932
11/01/2026	4.875%	5,768,000	5,874,408
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	850,000	899,299
Post Holdings, Inc.(f)
03/01/2025	5.500%	1,927,000	1,982,461
08/15/2026	5.000%	9,994,000	9,777,520
03/01/2027	5.750%	11,005,000	11,022,520
01/15/2028	5.625%	1,446,000	1,443,225
Total			53,782,673
Gaming 6.0%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,122,035
04/01/2026	6.375%	2,856,000	3,061,998
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	2,384,000	2,370,151
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,288,944
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	8,171,000	8,742,970
International Game Technology PLC(f)
02/15/2022	6.250%	3,401,000	3,648,062
02/15/2025	6.500%	11,405,000	12,715,013
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,656,750
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,915,000	3,110,509
09/01/2026	4.500%	2,800,000	2,768,517
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
01/15/2028	4.500%	4,691,000	4,567,589
MGM Resorts International
10/01/2020	6.750%	5,487,000	5,904,742
12/15/2021	6.625%	12,546,000	13,694,862
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	3,776,000	3,910,376
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,569,304
Scientific Games International, Inc.(f)
01/01/2022	7.000%	5,361,000	5,659,640

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(f),(g)
10/15/2025	5.000%	7,189,000	7,205,599
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	1,730,000	1,747,300
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	7,257,976	1,959,654
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	2,000,000	2,021,888
05/15/2027	5.250%	2,860,000	2,834,523
Total			102,560,426
Health Care 5.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	5,648,000	5,915,676
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	4,614,000	4,695,188
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	6,442,000	5,955,642
DaVita, Inc.
07/15/2024	5.125%	2,562,000	2,580,049
05/01/2025	5.000%	4,700,000	4,683,028
Envision Healthcare Corp.(f)
12/01/2024	6.250%	3,539,000	3,731,426
HCA, Inc.
04/15/2025	5.250%	17,563,000	18,411,117
06/15/2026	5.250%	11,696,000	12,250,577
02/15/2027	4.500%	3,887,000	3,875,409
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,640,392
02/01/2028	4.625%	1,384,000	1,383,985
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	7,654,000	8,218,260
Quintiles IMS, Inc.(f)
05/15/2023	4.875%	4,621,000	4,781,058
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,677,160
11/15/2027	4.625%	2,825,000	2,812,951
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	9,720,000	9,567,620
05/01/2025	5.125%	2,634,000	2,599,060
Total			97,778,598
Healthcare Insurance 0.9%
Centene Corp.
01/15/2025	4.750%	4,855,000	4,929,592
Molina Healthcare, Inc.(f)
06/15/2025	4.875%	2,917,000	2,923,053
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	6,433,000	6,727,053
Total			14,579,698
Home Construction 1.3%
CalAtlantic Group, Inc.
11/15/2024	5.875%	2,630,000	2,869,298
06/01/2026	5.250%	2,350,000	2,467,582
Lennar Corp.
04/30/2024	4.500%	2,881,000	2,913,253
Lennar Corp.(f)
11/29/2027	4.750%	3,523,000	3,562,627
Meritage Homes Corp.
04/01/2022	7.000%	1,600,000	1,803,978
06/01/2025	6.000%	3,069,000	3,321,585
06/06/2027	5.125%	1,767,000	1,764,035
Taylor Morrison Communities, Inc./Holdings II(f)
03/01/2024	5.625%	3,500,000	3,674,891
Total			22,377,249
Independent Energy 6.9%
Callon Petroleum Co.
10/01/2024	6.125%	4,052,000	4,201,806
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,207,000	6,410,490
Centennial Resource Production LLC(f)
01/15/2026	5.375%	1,809,000	1,837,266
Continental Resources, Inc.
06/01/2024	3.800%	3,993,000	3,914,322
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	5,736,000	5,797,719
Diamondback Energy, Inc.
05/31/2025	5.375%	7,583,000	7,862,593
Diamondback Energy, Inc.(f)
05/31/2025	5.375%	1,713,000	1,775,735
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	787,000	797,488
01/30/2028	5.750%	3,460,000	3,517,284
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	3,026,000	3,252,481
02/01/2026	5.625%	2,134,000	2,134,854
Halcon Resources Corp.(f)
02/15/2025	6.750%	373,000	393,062
Laredo Petroleum, Inc.
03/15/2023	6.250%	9,757,000	10,111,872

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(f)
01/15/2025	5.375%	3,160,000	3,193,866
08/15/2025	5.250%	8,474,000	8,554,452
10/15/2027	5.625%	5,199,000	5,331,081
PDC Energy, Inc.
09/15/2024	6.125%	6,174,000	6,421,479
QEP Resources, Inc.
03/01/2026	5.625%	1,484,000	1,523,045
RSP Permian, Inc.
01/15/2025	5.250%	11,110,000	11,550,311
SM Energy Co.
09/15/2026	6.750%	10,355,000	10,812,774
WPX Energy, Inc.
01/15/2022	6.000%	14,758,000	15,532,795
09/15/2024	5.250%	2,433,000	2,460,247
Total			117,387,022
Leisure 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(f)
04/15/2027	5.375%	5,602,000	5,858,751
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,773,918
Total			8,632,669
Lodging 0.2%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	2,736,000	2,973,214
Media and Entertainment 2.9%
Match Group, Inc.
06/01/2024	6.375%	6,683,000	7,235,042
Match Group, Inc.(f)
12/15/2027	5.000%	1,557,000	1,568,586
Netflix, Inc.
02/15/2025	5.875%	1,038,000	1,111,079
11/15/2026	4.375%	11,902,000	11,644,322
Netflix, Inc.(f)
04/15/2028	4.875%	9,704,000	9,618,469
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	5,721,000	5,785,430
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,854,536
Univision Communications, Inc.(f)
02/15/2025	5.125%	5,494,000	5,329,246
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	753,352	0
Total			49,146,710
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 4.7%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	1,484,000	1,617,906
09/30/2026	7.000%	2,229,000	2,468,838
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	3,937,000	4,232,669
Constellium NV(f)
02/15/2026	5.875%	7,566,000	7,690,650
Freeport-McMoRan, Inc.
11/14/2024	4.550%	10,627,000	10,799,009
03/15/2043	5.450%	9,947,000	10,198,231
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	3,184,000	3,347,791
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	1,772,000	1,889,960
01/15/2025	7.625%	3,528,000	3,879,692
Novelis Corp.(f)
08/15/2024	6.250%	2,909,000	3,049,662
09/30/2026	5.875%	8,886,000	9,147,915
Steel Dynamics, Inc.
09/15/2025	4.125%	1,447,000	1,437,312
Teck Resources Ltd.
07/15/2041	6.250%	17,093,000	19,734,792
Total			79,494,427
Midstream 7.1%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	7,276,000	7,622,207
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	4,866,000	5,020,968
Delek Logistics Partners LP(f)
05/15/2025	6.750%	3,649,000	3,689,581
Energy Transfer Equity LP
03/15/2023	4.250%	3,115,000	3,129,983
06/01/2027	5.500%	16,680,000	17,596,349
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,521,044
NGPL PipeCo LLC(f)
08/15/2022	4.375%	1,653,000	1,674,031
08/15/2027	4.875%	5,886,000	6,031,255
12/15/2037	7.768%	4,513,000	5,631,886
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	4,179,681
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	579,000	677,865

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	1,608,000	1,638,401
02/15/2026	5.500%	2,797,000	2,851,561
03/15/2028	5.875%	1,678,000	1,713,892
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	3,247,000	3,319,743
01/15/2028	5.500%	2,988,000	2,983,440
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	17,916,000	18,236,696
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	6,117,000	6,054,490
Williams Companies, Inc. (The)
06/24/2024	4.550%	23,239,000	23,831,897
Total			120,404,970
Oil Field Services 0.9%
Ensco PLC
02/01/2026	7.750%	2,205,000	2,195,653
Nabors Industries, Inc.(f)
02/01/2025	5.750%	7,233,000	7,108,317
Rowan Companies, Inc.
01/15/2024	4.750%	2,459,000	2,231,833
SESI LLC(f)
09/15/2024	7.750%	1,761,000	1,890,226
Transocean, Inc.(f)
01/15/2026	7.500%	1,560,000	1,629,930
Total			15,055,959
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/2022	6.000%	2,378,000	2,434,846
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	5,065,000	5,129,407
Other REIT 0.4%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,179,197
03/15/2027	5.375%	3,348,000	3,481,920
Total			6,661,117
Packaging 3.6%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
05/15/2024	7.250%	11,745,000	12,622,586
02/15/2025	6.000%	9,796,000	10,129,711
Berry Global, Inc.
10/15/2022	6.000%	3,350,000	3,497,534
07/15/2023	5.125%	8,530,000	8,841,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Americas LLC/Capital Corp. VI(f)
02/01/2026	4.750%	2,432,000	2,446,879
Multi-Color Corp.(f)
11/01/2025	4.875%	4,363,000	4,377,023
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,973,440
08/15/2025	6.375%	3,482,000	3,847,610
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,937,433
Total			61,673,501
Pharmaceuticals 1.9%
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,194,000	2,193,256
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	8,990,954
Valeant Pharmaceuticals International, Inc.(f)
03/15/2024	7.000%	7,994,000	8,508,862
11/01/2025	5.500%	12,450,000	12,545,491
Total			32,238,563
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	1,086
Subordinated
12/01/2037	0.000%	180,000	42
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,328
Total			3,456
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(f)
05/15/2024	4.250%	5,209,000	5,118,801
10/15/2025	5.000%	10,012,000	10,023,674
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)
06/01/2026	5.250%	4,423,000	4,509,377
06/01/2027	4.750%	2,684,000	2,660,182
Total			22,312,034
Retailers 1.5%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	4,940,000	5,151,388
Group 1 Automotive, Inc.
06/01/2022	5.000%	2,233,000	2,303,159
Group 1 Automotive, Inc.(f)
12/15/2023	5.250%	2,542,000	2,615,281

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	1,651,000	1,631,885
11/01/2035	6.875%	5,496,000	5,642,177
Lithia Motors, Inc.(f)
08/01/2025	5.250%	850,000	877,620
Penske Automotive Group, Inc.
08/15/2020	3.750%	746,000	748,037
12/01/2024	5.375%	2,002,000	2,037,267
05/15/2026	5.500%	3,619,000	3,690,797
Total			24,697,611
Technology 5.5%
Camelot Finance SA(f)
10/15/2024	7.875%	3,633,000	3,901,097
CDK Global, Inc.(f)
06/01/2027	4.875%	1,836,000	1,843,004
Equinix, Inc.
01/15/2026	5.875%	19,753,000	20,972,353
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,911,458
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,562,043
Iron Mountain, Inc.(f)
09/15/2027	4.875%	2,950,000	2,827,327
03/15/2028	5.250%	5,786,000	5,624,970
MSCI, Inc.(f)
08/15/2025	5.750%	2,990,000	3,166,006
08/01/2026	4.750%	3,710,000	3,782,386
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,340,326
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	4,935,000	4,949,509
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	6,845,809
Vantiv LLC/Vanity Issuer Corp.(f)
11/15/2025	4.375%	2,000,000	1,982,894
VeriSign, Inc.
05/01/2023	4.625%	2,202,000	2,253,795
04/01/2025	5.250%	7,160,000	7,582,941
07/15/2027	4.750%	3,161,000	3,192,841
Total			92,738,759
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	6,134,921
Hertz Corp. (The)(f)
06/01/2022	7.625%	4,553,000	4,762,939
Total			10,897,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 5.8%
SBA Communications Corp.
09/01/2024	4.875%	19,080,000	19,029,610
SFR Group SA(f)
05/01/2026	7.375%	21,030,000	20,717,494
Sprint Communications, Inc.(f)
03/01/2020	7.000%	8,698,000	9,285,124
Sprint Corp.
06/15/2024	7.125%	3,614,000	3,660,761
02/15/2025	7.625%	16,450,000	17,062,828
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	18,062,000	19,573,482
02/01/2026	4.500%	2,022,000	2,030,743
02/01/2028	4.750%	2,528,000	2,537,440
Wind Tre SpA(f)
01/20/2026	5.000%	5,035,000	4,579,630
Total			98,477,112
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	2,800,000	2,732,489
04/01/2024	7.500%	14,490,000	14,584,910
Frontier Communications Corp.
01/15/2023	7.125%	8,750,000	5,951,269
01/15/2025	6.875%	2,282,000	1,431,745
09/15/2025	11.000%	2,907,000	2,274,044
Telecom Italia Capital SA
09/30/2034	6.000%	6,391,000	7,121,057
Telecom Italia SpA(f)
05/30/2024	5.303%	1,862,000	1,972,940
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	11,136,000	11,312,561
Total			47,381,015
Total Corporate Bonds & Notes (Cost $1,557,305,070)			1,598,132,031

Foreign Government Obligations(h) 0.4%

Canada 0.4%
NOVA Chemicals Corp.(f)
06/01/2024	4.875%	1,857,000	1,868,937
05/01/2025	5.000%	3,398,000	3,423,665
06/01/2027	5.250%	686,000	684,368
Total			5,976,970
Total Foreign Government Obligations (Cost $6,063,746)			5,976,970

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans 1.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.555%	4,781,388	4,482,551
Independent Energy 0.3%
Chesapeake Energy Corp.(i),(j)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.954%	4,626,447	4,947,430
Restaurants 0.1%
Arby’s Restaurant Group, Inc.(g),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/17/2025		1,400,787	1,419,179
Technology 0.5%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.573%	1,424,430	1,429,772
DigiCert, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	3,702,000	3,761,232
Genesys Telecommunications Laboratories, Inc.(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.443%	2,351,262	2,367,439
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hyland Software, Inc.(i),(j)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.823%	908,701	914,380
Information Resources, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.811%	2,385	2,398
Total			8,475,221
Total Senior Loans (Cost $19,198,286)			19,324,381

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(k),(l)	48,035,416	48,035,416
Total Money Market Funds (Cost $48,033,505)		48,035,416
Total Investments (Cost: $1,633,738,286)		1,671,502,283
Other Assets & Liabilities, Net		24,691,400
Net Assets		1,696,193,683

At January 31, 2018, securities and/or cash totaling $965,200 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,327)	03/2018	USD	(162,488,191)	2,562,474	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $61, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $3,456, which represents less than 0.01% of net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $838,400,434, which represents 49.43% of net assets.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Variable rate security.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	89,135,533	243,094,734	(284,194,851)	48,035,416	(831)	55	576,631	48,035,416
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,712	—	61	—	4,773
Industrials	28,712	—	—	—	28,712
Utilities	—	—	0*	—	0*
Total Common Stocks	33,424	—	61	—	33,485
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,598,132,031	0*	—	1,598,132,031
Foreign Government Obligations	—	5,976,970	—	—	5,976,970
Senior Loans	—	19,324,381	—	—	19,324,381
Money Market Funds	—	—	—	48,035,416	48,035,416
Total Investments	33,424	1,623,433,382	61	48,035,416	1,671,502,283
Derivatives
Asset
Futures Contracts	2,562,474	—	—	—	2,562,474
Total	2,595,898	1,623,433,382	61	48,035,416	1,674,064,757

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain corporate bonds, convertible bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds and common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,585,704,781
Investments in affiliated issuers, at cost	48,033,505
Investments in unaffiliated issuers, at value	1,623,466,867
Investments in affiliated issuers, at value	48,035,416
Cash	13,762
Margin deposits on:
Futures contracts	965,200
Receivable for:
Investments sold	20,600,813
Investments sold on a delayed delivery basis	1,096,455
Capital shares sold	6,457,288
Dividends	91,694
Interest	21,678,152
Foreign tax reclaims	116,211
Variation margin for futures contracts	87,284
Prepaid expenses	4,220
Trustees’ deferred compensation plan	16,593
Other assets	17,428
Total assets	1,722,647,383
Liabilities
Payable for:
Investments purchased	9,405,614
Investments purchased on a delayed delivery basis	7,424,211
Capital shares purchased	2,615,221
Distributions to shareholders	6,533,890
Management services fees	29,140
Distribution and/or service fees	5,393
Transfer agent fees	120,514
Plan administration fees	6
Compensation of board members	230,963
Compensation of chief compliance officer	230
Other expenses	71,925
Trustees’ deferred compensation plan	16,593
Total liabilities	26,453,700
Net assets applicable to outstanding capital stock	$1,696,193,683
Represented by
Paid in capital	1,696,743,334
Excess of distributions over net investment income	(1,522,870)
Accumulated net realized loss	(39,353,252)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	37,762,086
Investments - affiliated issuers	1,911
Futures contracts	2,562,474
Total - representing net assets applicable to outstanding capital stock	$1,696,193,683
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Opportunities Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$466,900,504
Shares outstanding	47,114,864
Net asset value per share	$9.91
Maximum offering price per share(a)	$10.40
Advisor Class(b)
Net assets	$13,328,273
Shares outstanding	1,340,316
Net asset value per share	$9.94
Class C
Net assets	$80,182,928
Shares outstanding	8,098,917
Net asset value per share	$9.90
Institutional Class(c)
Net assets	$417,524,413
Shares outstanding	42,039,652
Net asset value per share	$9.93
Institutional 2 Class(d)
Net assets	$82,768,954
Shares outstanding	8,329,313
Net asset value per share	$9.94
Institutional 3 Class(e)
Net assets	$633,401,712
Shares outstanding	63,821,937
Net asset value per share	$9.92
Class K
Net assets	$922,602
Shares outstanding	92,830
Net asset value per share	$9.94
Class R
Net assets	$1,038,360
Shares outstanding	104,755
Net asset value per share	$9.91
Class T
Net assets	$125,937
Shares outstanding	12,707
Net asset value per share	$9.91
Maximum offering price per share(f)	$10.16

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	17

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$674
Dividends — affiliated issuers	576,631
Interest	46,523,801
Total income	47,101,106
Expenses:
Management services fees	5,567,352
Distribution and/or service fees
Class A	611,823
Class B	1
Class C	427,629
Class R	3,388
Class T	192
Transfer agent fees
Class A	307,667
Advisor Class(a)	7,777
Class C	53,763
Institutional Class(b)	301,452
Institutional 2 Class(c)	26,813
Institutional 3 Class(d)	26,302
Class K	275
Class R	850
Class T	97
Plan administration fees
Class K	1,154
Compensation of board members	35,198
Custodian fees	13,726
Printing and postage fees	64,193
Registration fees	90,645
Audit fees	19,526
Legal fees	10,885
Compensation of chief compliance officer	230
Other	20,637
Total expenses	7,591,575
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,357)
Total net expenses	7,543,218
Net investment income	39,557,888
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,281,291
Investments — affiliated issuers	(831)
Futures contracts	495,233
Swap contracts	86,206
Net realized gain	5,861,899
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,581,387)
Investments — affiliated issuers	55
Futures contracts	2,623,656
Net change in unrealized appreciation (depreciation)	(30,957,676)
Net realized and unrealized loss	(25,095,777)
Net increase in net assets resulting from operations	$14,462,111

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Income Opportunities Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$39,557,888	$115,146,276
Net realized gain	5,861,899	64,400,521
Net change in unrealized appreciation (depreciation)	(30,957,676)	15,903,949
Net increase in net assets resulting from operations	14,462,111	195,450,746
Distributions to shareholders
Net investment income
Class A	(10,719,248)	(50,250,924)
Advisor Class(a)	(286,526)	(492,575)
Class B(b)	—	(108,908)
Class C	(1,552,518)	(3,516,358)
Class I(c)	—	(10,535,473)
Institutional Class(d)	(10,999,389)	(37,212,596)
Institutional 2 Class(e)	(2,118,342)	(5,131,663)
Institutional 3 Class(f)	(14,694,444)	(5,771,650)
Class K	(20,557)	(28,427)
Class R	(27,954)	(67,918)
Class T	(3,364)	(56,987)
Total distributions to shareholders	(40,422,342)	(113,173,479)
Decrease in net assets from capital stock activity	(105,529,223)	(987,585,064)
Total decrease in net assets	(131,489,454)	(905,307,797)
Net assets at beginning of period	1,827,683,137	2,732,990,934
Net assets at end of period	$1,696,193,683	$1,827,683,137
Excess of distributions over net investment income	$(1,522,870)	$(658,416)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,237,776	22,334,826	26,184,744	257,593,420
Distributions reinvested	986,603	9,847,084	4,884,596	48,097,861
Redemptions	(6,146,617)	(61,370,836)	(137,820,324)	(1,350,793,905)
Net decrease	(2,922,238)	(29,188,926)	(106,750,984)	(1,045,102,624)
Advisor Class(c)
Subscriptions	318,329	3,192,109	1,070,536	10,624,614
Distributions reinvested	28,167	282,041	49,629	492,042
Redemptions	(144,638)	(1,449,843)	(991,572)	(9,842,914)
Net increase	201,858	2,024,307	128,593	1,273,742
Class B(a)
Subscriptions	—	—	2,288	22,422
Distributions reinvested	—	—	9,161	90,146
Redemptions (b)	(1,013)	(1,745)	(450,649)	(4,459,820)
Net decrease	(1,013)	(1,745)	(439,200)	(4,347,252)
Class C
Subscriptions	194,266	1,937,472	733,600	7,210,775
Distributions reinvested	149,885	1,494,802	326,924	3,226,685
Redemptions	(1,091,946)	(10,888,319)	(2,371,936)	(23,419,667)
Net decrease	(747,795)	(7,456,045)	(1,311,412)	(12,982,207)
Class I(d)
Subscriptions	—	—	1,767,680	17,247,547
Distributions reinvested	—	—	961,557	9,451,760
Redemptions	—	—	(38,575,098)	(377,759,211)
Net decrease	—	—	(35,845,861)	(351,059,904)
Institutional Class(e)
Subscriptions	4,179,449	41,850,569	113,373,336	1,113,004,905
Distributions reinvested	902,556	9,029,825	1,818,426	18,054,189
Redemptions	(39,767,906)	(396,761,376)	(107,452,204)	(1,062,804,383)
Net increase (decrease)	(34,685,901)	(345,880,982)	7,739,558	68,254,711
Institutional 2 Class(f)
Subscriptions	1,464,197	14,687,121	12,054,574	119,015,326
Distributions reinvested	211,454	2,116,819	514,774	5,101,565
Redemptions	(3,214,136)	(32,115,707)	(10,471,429)	(103,143,613)
Net increase (decrease)	(1,538,485)	(15,311,767)	2,097,919	20,973,278
Institutional 3 Class(d),(g)
Subscriptions	32,308,678	321,885,496	37,191,823	364,889,999
Distributions reinvested	848,189	8,477,174	576,996	5,770,864
Redemptions	(3,946,395)	(39,496,484)	(3,360,404)	(33,461,821)
Net increase	29,210,472	290,866,186	34,408,415	337,199,042
Class K
Subscriptions	667	6,663	59,917	596,665
Distributions reinvested	2,027	20,286	2,819	27,988
Redemptions	(465)	(4,674)	(26,530)	(261,266)
Net increase	2,229	22,275	36,206	363,387
Class R
Subscriptions	17,081	170,291	93,042	920,385
Distributions reinvested	2,213	22,114	6,155	60,842
Redemptions	(73,374)	(733,216)	(87,766)	(866,857)
Net increase (decrease)	(54,080)	(540,811)	11,431	114,370
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Income Opportunities Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Subscriptions	3	31	12,435	121,606
Distributions reinvested	315	3,146	5,760	56,554
Redemptions	(6,489)	(64,892)	(249,643)	(2,449,767)
Net decrease	(6,171)	(61,715)	(231,448)	(2,271,607)
Total net decrease	(10,541,124)	(105,529,223)	(100,156,783)	(987,585,064)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2018	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$10.06	0.22	(0.15)	0.07	(0.22)	—
7/31/2017	$9.70	0.44	0.35	0.79	(0.43)	—
7/31/2016	$9.92	0.44	(0.14)	0.30	(0.45)	(0.07)
7/31/2015	$10.08	0.44	(0.13)	0.31	(0.44)	(0.03)
7/31/2014	$9.96	0.48	0.12	0.60	(0.48)	—
7/31/2013	$9.78	0.50	0.18	0.68	(0.50)	—
Advisor Class(g)
1/31/2018 (c)	$10.09	0.23	(0.15)	0.08	(0.23)	—
7/31/2017	$9.73	0.47	0.35	0.82	(0.46)	—
7/31/2016	$9.95	0.46	(0.13)	0.33	(0.48)	(0.07)
7/31/2015	$10.11	0.47	(0.14)	0.33	(0.46)	(0.03)
7/31/2014	$9.99	0.50	0.13	0.63	(0.51)	—
7/31/2013 (h)	$9.95	0.38	0.04	0.42	(0.38)	—
Class C
1/31/2018 (c)	$10.05	0.18	(0.15)	0.03	(0.18)	—
7/31/2017	$9.69	0.37	0.35	0.72	(0.36)	—
7/31/2016	$9.91	0.37	(0.14)	0.23	(0.38)	(0.07)
7/31/2015	$10.07	0.36	(0.13)	0.23	(0.36)	(0.03)
7/31/2014	$9.95	0.41	0.12	0.53	(0.41)	—
7/31/2013	$9.77	0.44	0.18	0.62	(0.44)	—
Institutional Class(i)
1/31/2018 (c)	$10.08	0.23	(0.15)	0.08	(0.23)	—
7/31/2017	$9.72	0.47	0.35	0.82	(0.46)	—
7/31/2016	$9.94	0.46	(0.13)	0.33	(0.48)	(0.07)
7/31/2015	$10.10	0.47	(0.14)	0.33	(0.46)	(0.03)
7/31/2014	$9.98	0.50	0.13	0.63	(0.51)	—
7/31/2013	$9.80	0.53	0.18	0.71	(0.53)	—
Institutional 2 Class(j)
1/31/2018 (c)	$10.08	0.23	(0.13)	0.10	(0.24)	—
7/31/2017	$9.72	0.48	0.35	0.83	(0.47)	—
7/31/2016	$9.95	0.47	(0.14)	0.33	(0.49)	(0.07)
7/31/2015	$10.11	0.48	(0.13)	0.35	(0.48)	(0.03)
7/31/2014	$9.99	0.51	0.14	0.65	(0.53)	—
7/31/2013 (k)	$9.95	0.38	0.05	0.43	(0.39)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Income Opportunities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.22)	$9.91	0.71%	1.03% (d)	1.03% (d)	4.28% (d)	23%	$466,901
(0.43)	$10.06	8.37%	1.10% (e)	1.06% (e),(f)	4.45%	53%	$503,167
(0.52)	$9.70	3.29%	1.13%	1.07% (f)	4.63%	53%	$1,520,106
(0.47)	$9.92	3.10%	1.12%	1.07% (f)	4.37%	61%	$1,622,952
(0.48)	$10.08	6.18%	1.13%	1.08% (f)	4.73%	65%	$1,632,562
(0.50)	$9.96	7.10%	1.11%	1.08% (f)	4.98%	59%	$1,515,539

(0.23)	$9.94	0.84%	0.78% (d)	0.78% (d)	4.54% (d)	23%	$13,328
(0.46)	$10.09	8.63%	0.83% (e)	0.81% (e),(f)	4.71%	53%	$11,488
(0.55)	$9.73	3.55%	0.89%	0.82% (f)	4.94%	53%	$9,824
(0.49)	$9.95	3.35%	0.87%	0.82% (f)	4.64%	61%	$3,759
(0.51)	$10.11	6.45%	0.88%	0.83% (f)	4.93%	65%	$2,500
(0.38)	$9.99	4.25%	0.92% (d)	0.83% (d),(f)	5.28% (d)	59%	$216

(0.18)	$9.90	0.32%	1.78% (d)	1.78% (d)	3.53% (d)	23%	$80,183
(0.36)	$10.05	7.58%	1.83% (e)	1.81% (e),(f)	3.71%	53%	$88,881
(0.45)	$9.69	2.51%	1.88%	1.82% (f)	3.89%	53%	$98,405
(0.39)	$9.91	2.33%	1.87%	1.82% (f)	3.63%	61%	$104,568
(0.41)	$10.07	5.45%	1.88%	1.78% (f)	4.04%	65%	$115,050
(0.44)	$9.95	6.46%	1.85%	1.67% (f)	4.44%	59%	$128,766

(0.23)	$9.93	0.84%	0.78% (d)	0.78% (d)	4.47% (d)	23%	$417,524
(0.46)	$10.08	8.65%	0.84%	0.82% (f)	4.77%	53%	$773,284
(0.55)	$9.72	3.55%	0.88%	0.82% (f)	4.88%	53%	$670,496
(0.49)	$9.94	3.36%	0.87%	0.82% (f)	4.62%	61%	$822,892
(0.51)	$10.10	6.44%	0.88%	0.83% (f)	4.99%	65%	$841,227
(0.53)	$9.98	7.36%	0.85%	0.82% (f)	5.30%	59%	$938,744

(0.24)	$9.94	0.97%	0.72% (d)	0.71% (d)	4.60% (d)	23%	$82,769
(0.47)	$10.08	8.76%	0.70%	0.70%	4.82%	53%	$99,507
(0.56)	$9.72	3.57%	0.70%	0.70%	4.99%	53%	$75,552
(0.51)	$9.95	3.50%	0.69%	0.69%	4.77%	61%	$23,669
(0.53)	$10.11	6.59%	0.68%	0.68%	5.00%	65%	$11,756
(0.39)	$9.99	4.34%	0.75% (d)	0.75% (d)	5.50% (d)	59%	$12,784
Columbia Income Opportunities Fund | Semiannual Report 2018	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(l)
1/31/2018 (c)	$10.07	0.24	(0.15)	0.09	(0.24)	—
7/31/2017	$9.71	0.48	0.36	0.84	(0.48)	—
7/31/2016	$9.93	0.47	(0.13)	0.34	(0.49)	(0.07)
7/31/2015	$10.09	0.48	(0.13)	0.35	(0.48)	(0.03)
7/31/2014	$9.97	0.52	0.13	0.65	(0.53)	—
7/31/2013	$9.79	0.55	0.18	0.73	(0.55)	—
Class K
1/31/2018 (c)	$10.09	0.22	(0.15)	0.07	(0.22)	—
7/31/2017	$9.73	0.45	0.36	0.81	(0.45)	—
7/31/2016	$9.95	0.45	(0.14)	0.31	(0.46)	(0.07)
7/31/2015	$10.11	0.45	(0.13)	0.32	(0.45)	(0.03)
7/31/2014	$9.99	0.49	0.13	0.62	(0.50)	—
7/31/2013	$9.81	0.52	0.18	0.70	(0.52)	—
Class R
1/31/2018 (c)	$10.06	0.20	(0.14)	0.06	(0.21)	—
7/31/2017	$9.70	0.42	0.35	0.77	(0.41)	—
7/31/2016	$9.92	0.41	(0.13)	0.28	(0.43)	(0.07)
7/31/2015	$10.08	0.41	(0.13)	0.28	(0.41)	(0.03)
7/31/2014	$9.96	0.45	0.13	0.58	(0.46)	—
7/31/2013	$9.78	0.48	0.18	0.66	(0.48)	—
Class T
1/31/2018 (c)	$10.06	0.22	(0.15)	0.07	(0.22)	—
7/31/2017	$9.70	0.45	0.35	0.80	(0.44)	—
7/31/2016	$9.92	0.44	(0.14)	0.30	(0.45)	(0.07)
7/31/2015	$10.08	0.44	(0.13)	0.31	(0.44)	(0.03)
7/31/2014	$9.95	0.47	0.14	0.61	(0.48)	—
7/31/2013	$9.77	0.50	0.18	0.68	(0.50)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Class R	Class T
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(j)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(k)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Income Opportunities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.24)	$9.92	0.90%	0.67% (d)	0.66% (d)	4.70% (d)	23%	$633,402
(0.48)	$10.07	8.82%	0.65%	0.65%	4.82%	53%	$348,644
(0.56)	$9.71	3.72%	0.65%	0.65%	4.98%	53%	$1,972
(0.51)	$9.93	3.55%	0.63%	0.63%	4.76%	61%	$443
(0.53)	$10.09	6.65%	0.64%	0.64%	5.17%	65%	$12,272
(0.55)	$9.97	7.56%	0.64%	0.64%	5.48%	59%	$11,852

(0.22)	$9.94	0.75%	0.97% (d)	0.96% (d)	4.36% (d)	23%	$923
(0.45)	$10.09	8.49%	0.95%	0.95%	4.57%	53%	$914
(0.53)	$9.73	3.42%	0.95%	0.95%	4.76%	53%	$529
(0.48)	$9.95	3.24%	0.94%	0.94%	4.51%	61%	$636
(0.50)	$10.11	6.33%	0.94%	0.94%	4.85%	65%	$941
(0.52)	$9.99	7.23%	0.94%	0.94%	5.16%	59%	$649

(0.21)	$9.91	0.58%	1.28% (d)	1.28% (d)	4.01% (d)	23%	$1,038
(0.41)	$10.06	8.11%	1.33% (e)	1.31% (e),(f)	4.22%	53%	$1,598
(0.50)	$9.70	3.03%	1.38%	1.32% (f)	4.39%	53%	$1,430
(0.44)	$9.92	2.84%	1.37%	1.32% (f)	4.13%	61%	$1,076
(0.46)	$10.08	5.92%	1.38%	1.33% (f)	4.48%	65%	$1,003
(0.48)	$9.96	6.83%	1.35%	1.32% (f)	4.80%	59%	$943

(0.22)	$9.91	0.71%	1.03% (d)	1.03% (d)	4.28% (d)	23%	$126
(0.44)	$10.06	8.39%	1.11% (e)	1.06% (e),(f)	4.50%	53%	$190
(0.52)	$9.70	3.29%	1.14%	1.07% (f)	4.66%	53%	$2,427
(0.47)	$9.92	3.10%	1.12%	1.07% (f)	4.39%	61%	$5,737
(0.48)	$10.08	6.29%	1.13%	1.08% (f)	4.71%	65%	$12,712
(0.50)	$9.95	7.10%	1.10%	1.07% (f)	5.01%	59%	$9,804
Columbia Income Opportunities Fund | Semiannual Report 2018	25

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
26	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use
Columbia Income Opportunities Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
28	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Columbia Income Opportunities Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,562,474*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	86,206	86,206
Interest rate risk	495,233	—	495,233
Total	495,233	86,206	581,439

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,623,656
30	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	128,912,771*
Credit default swap contracts — sell protection	2,255,435**

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
**	Based on the ending daily outstanding amounts for the six months ended January 31, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Income Opportunities Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
32	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Income Opportunities Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.13
Class T	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,035,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
34	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	104,031
Class C	853
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2017 through November 30, 2018	Prior to December 1, 2017
Class A	1.07%	1.07%
Advisor Class	0.82	0.82
Class C	1.82	1.82
Institutional Class	0.82	0.82
Institutional 2 Class	0.76	0.71
Institutional 3 Class	0.71	0.66
Class K	1.01	0.96
Class R	1.32	1.32
Class T	1.07	1.07
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,633,738,000	56,874,000	(16,547,000)	40,327,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Income Opportunities Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	36,665,967	7,877,157	44,543,124
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $387,717,454 and $416,998,681, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
36	Columbia Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, two unaffiliated shareholders of record owned 31.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 49.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Income Opportunities Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
38	Columbia Income Opportunities Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Income Opportunities Fund | Semiannual Report 2018	39

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Income Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR164_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Short-Term Cash Fund
Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Short-Term Cash Fund  |  Semiannual Report 2018

Fund at a Glance
Portfolio management
Leonard Aplet, CFA
John McColley
Portfolio breakdown (%) (at January 31, 2018)
Asset-Backed Commercial Paper	3.1
Asset-Backed Securities — Non-Agency(a)	3.2
Certificates of Deposit	22.7
Commercial Paper	32.1
Repurchase Agreements	3.0
U.S. Government & Agency Obligations	34.1
U.S. Treasury Obligations	1.8
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Short-Term Cash Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,006.20	1,025.21	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
4	Columbia Short-Term Cash Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Commercial Paper 3.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/01/2018	1.570%	25,000,000	24,998,925
02/05/2018	0.950%	25,000,000	24,996,750
02/12/2018	1.330%	25,000,000	24,989,050
02/13/2018	1.350%	75,000,000	74,963,850
02/20/2018	1.440%	35,000,000	34,972,420
02/28/2018	1.500%	25,000,000	24,971,175
03/06/2018	1.570%	31,000,000	30,954,802
03/07/2018	1.530%	25,000,000	24,963,425
03/09/2018	1.530%	25,000,000	24,961,200
03/16/2018	1.570%	50,000,000	49,905,700
03/19/2018	1.570%	22,946,000	22,899,626
03/20/2018	1.570%	50,000,000	49,896,700
04/09/2018	1.630%	32,100,000	32,003,090
Total Asset-Backed Commercial Paper (Cost $445,477,226)			445,476,713

Asset-Backed Securities — Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2018-1 Class A1
02/15/2019	1.750%	63,050,000	63,050,000
ARI Fleet Lease Trust(a)
Series 2017-A Class A1
06/15/2018	1.250%	11,907,450	11,900,516
Canadian Pacer Auto Receivables Trust(a)
Series 2017-1A Class A1
10/19/2018	1.400%	17,627,620	17,622,641
CarMax Auto Owner Trust
Series 2018-1 Class A1
02/15/2019	1.700%	66,500,000	66,468,067
CCG Receivables Trust(a)
Series 2017-1 Class A1
06/14/2018	1.350%	5,013,285	5,011,011
Dell Equipment Finance Trust(a)
Series 2017-1 Class A1
05/22/2018	1.350%	4,952,471	4,951,206
Series 2017-2 Class A1
10/22/2018	1.450%	27,016,140	26,997,496
Enterprise Fleet Financing LLC(a)
Series 2017-2 Class A1
07/20/2018	1.500%	16,571,027	16,561,860
Series 2017-3 Class A1
10/22/2018	1.500%	38,308,542	38,275,930
GM Financial Consumer Automobile Receivables Trust
Series 2018-1 Class A1
01/16/2019	1.700%	51,100,000	51,084,741
Mercedes-Benz Auto Lease Trust
Series 2018-A Class A1
02/15/2019	1.750%	62,500,000	62,480,531
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MMAF Equipment Finance LLC(a)
Series 2017-B Class A1
12/14/2018	1.500%	30,100,040	30,074,599
World Omni Auto Receivables Trust(b)
Series 2018-A Class A1
02/15/2019	1.750%	60,800,000	60,800,000
Total Asset-Backed Securities — Non-Agency (Cost $455,446,575)			455,278,598

Certificates of Deposit 22.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
02/01/2018	1.350%	400,000,000	400,000,000
Bank of Montreal
02/13/2018	1.470%	50,000,000	50,000,850
03/06/2018	1.600%	95,000,000	94,995,440
03/15/2018	1.520%	100,000,000	99,997,600
04/04/2018	1.790%	30,000,000	29,995,920
04/18/2018	1.730%	50,000,000	49,996,800
04/18/2018	1.730%	30,000,000	29,998,080
04/23/2018	1.740%	100,000,000	99,991,000
BB&T Co.
02/20/2018	1.270%	100,000,000	100,012,400
02/23/2018	1.480%	100,000,000	100,001,600
03/12/2018	1.610%	100,000,000	99,990,400
03/20/2018	1.620%	100,000,000	99,988,400
BNP Paribas SA
02/01/2018	1.160%	385,700,000	385,701,821
Canadian Imperial Bank of Commerce
02/01/2018	1.330%	393,500,000	393,500,000
Royal Bank of Canada(c)
1-month USD LIBOR + 0.110% 02/12/2018	1.550%	91,900,000	91,900,368
1-month USD LIBOR + 0.110% 03/22/2018	1.670%	50,000,000	50,001,450
1-month USD LIBOR + 0.110% 03/28/2018	1.670%	50,000,000	50,011,350
1-month USD LIBOR + 0.110% 03/29/2018	1.680%	100,000,000	100,002,100
1-month USD LIBOR + 0.110% 04/03/2018	1.670%	50,000,000	50,001,600
Toronto-Dominion Bank (The)
02/09/2018	1.470%	100,000,000	100,001,300
02/21/2018	1.480%	50,000,000	49,999,100
03/21/2018	1.630%	49,000,000	49,008,085
03/26/2018	1.620%	25,000,000	25,003,500
04/17/2018	1.730%	76,000,000	75,992,096
04/27/2018	1.740%	50,000,000	49,996,500
05/01/2018	1.450%	40,000,000	40,026,902
Wells Fargo Bank NA
03/27/2018	1.330%	24,000,000	24,015,286

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Wells Fargo Bank NA(c)
1-month USD LIBOR + 0.110% 04/03/2018	1.670%	93,000,000	93,021,855
1-month USD LIBOR + 0.110% 05/02/2018	1.670%	50,000,000	50,008,600
1-month USD LIBOR + 0.130% 05/10/2018	1.680%	50,000,000	50,009,150
1-month USD LIBOR + 0.130% 05/18/2018	1.690%	100,000,000	100,013,900
1-month USD LIBOR + 0.140% 05/29/2018	1.710%	100,000,000	100,010,400
1-month USD LIBOR + 0.170% 07/25/2018	1.730%	40,000,000	39,999,400
Total Certificates of Deposit (Cost $3,223,100,000)			3,223,193,253

Commercial Paper 31.7%

Banking 8.3%
Bank of New York Mellon Corp. (The)
02/01/2018	1.350%	50,000,000	49,998,150
02/23/2018	1.410%	100,000,000	99,911,000
02/26/2018	1.430%	50,000,000	49,949,150
04/19/2018	1.650%	35,000,000	34,876,835
04/24/2018	1.660%	100,000,000	99,624,900
04/25/2018	1.660%	100,000,000	99,620,300
Bank of Nova Scotia(a)
02/01/2018	1.680%	6,300,000	6,299,710
03/05/2018	1.650%	100,000,000	99,851,300
03/07/2018	1.650%	100,000,000	99,841,700
03/09/2018	1.710%	100,000,000	99,827,200
Royal Bank of Canada
03/19/2018	1.610%	75,000,000	74,844,675
04/20/2018	1.700%	25,000,000	24,908,175
Scotiabanc, Inc.(a)
02/15/2018	1.330%	99,000,000	98,945,847
Toronto-Dominion Bank (The)(a)
03/19/2018	1.530%	50,000,000	49,901,500
Westpac Banking Corp.(a)
02/21/2018	1.480%	99,000,000	98,915,553
02/27/2018	1.520%	100,000,000	99,887,700
Total			1,187,203,695
Consumer Products 1.4%
Procter & Gamble Co. (The)(a)
02/20/2018	1.520%	25,300,000	25,278,925
02/23/2018	1.540%	45,000,000	44,956,260
02/26/2018	1.490%	20,000,000	19,978,860
03/26/2018	1.550%	117,300,000	117,031,266
Total			207,245,311
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.8%
General Electric Co.
03/02/2018	1.480%	175,000,000	174,786,850
03/08/2018	1.500%	100,000,000	99,852,100
03/29/2018	1.640%	100,000,000	99,745,300
04/18/2018	1.700%	25,000,000	24,910,550
Total			399,294,800
Finance Companies 0.3%
GE Capital Treasury LLC
04/20/2018	1.610%	50,000,000	49,826,050
Integrated Energy 1.2%
Chevron Corp.(a)
02/21/2018	1.340%	20,000,000	19,984,640
03/27/2018	1.500%	50,000,000	49,886,950
Shell International Finance BV(a)
04/02/2018	1.600%	100,000,000	99,733,333
Total			169,604,923
Life Insurance 2.9%
New York Life Capital Corp.(a)
02/01/2018	1.570%	55,989,000	55,986,593
02/02/2018	0.780%	23,052,000	23,051,009
02/14/2018	1.380%	20,000,000	19,989,420
03/07/2018	1.540%	13,572,000	13,552,008
03/08/2018	1.540%	53,097,000	53,016,452
03/09/2018	1.540%	49,800,000	49,722,212
03/13/2018	1.550%	76,155,000	76,022,490
03/15/2018	1.560%	42,588,000	42,510,064
04/02/2018	1.490%	50,164,000	50,039,393
Pricoa Short Term Funding LLC(a)
02/02/2018	0.770%	25,000,000	24,998,950
04/05/2018	1.620%	15,000,000	14,957,460
Total			423,846,051
Pharmaceuticals 6.1%
Johnson & Johnson(a)
03/07/2018	1.280%	50,000,000	49,938,850
Novartis Finance Corp.(a)
02/23/2018	1.430%	50,000,000	49,954,900
02/26/2018	1.450%	25,000,000	24,974,225
02/28/2018	1.460%	25,000,000	24,972,075
Novartis Securities Investment Ltd.(a)
02/06/2018	1.040%	50,000,000	49,991,450
02/07/2018	1.110%	100,000,000	99,978,700
02/12/2018	1.310%	50,000,000	49,978,550
02/13/2018	1.330%	100,000,000	99,952,800

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short-Term Cash Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Sanofi SA(a)
03/14/2018	1.570%	125,000,000	124,774,125
03/16/2018	1.580%	145,000,000	144,724,790
03/21/2018	1.590%	99,750,000	99,538,131
03/26/2018	1.590%	17,850,000	17,808,070
03/28/2018	1.610%	40,000,000	39,901,200
Total			876,487,866
Retailers 1.2%
Wal-Mart Stores, Inc.(a)
02/12/2018	1.300%	50,000,000	49,978,650
02/20/2018	1.400%	50,000,000	49,961,600
02/27/2018	1.450%	70,000,000	69,924,820
Total			169,865,070
Technology 7.5%
Apple, Inc.(a)
03/08/2018	1.490%	54,000,000	53,920,620
03/13/2018	1.530%	25,000,000	24,957,050
03/14/2018	1.530%	90,000,000	89,841,420
03/20/2018	1.540%	20,000,000	19,959,460
03/26/2018	1.550%	40,000,000	39,908,360
03/27/2018	1.550%	75,000,000	74,824,875
04/04/2018	1.580%	105,000,000	104,714,190
Cisco Systems, Inc.(a)
02/01/2018	1.570%	50,000,000	49,997,850
02/08/2018	1.180%	25,000,000	24,993,525
02/13/2018	1.360%	50,000,000	49,975,750
02/14/2018	1.380%	50,000,000	49,973,550
02/15/2018	1.400%	112,000,000	111,935,824
02/21/2018	1.460%	30,000,000	29,974,890
02/22/2018	1.460%	100,000,000	99,911,900
02/27/2018	1.520%	25,000,000	24,971,925
International Business Machines Co.(a)
03/28/2018	1.590%	100,000,000	99,756,000
Microsoft Corp.(a)
02/14/2018	1.330%	100,000,000	99,949,100
02/15/2018	1.340%	30,000,000	29,983,470
Total			1,079,549,759
Total Commercial Paper (Cost $4,562,930,640)			4,562,923,525

Repurchase Agreements 3.0%

Tri-party Federal Reserve
dated 01/31/2018, matures 02/01/2018,
repurchase price $225,007,813 (collateralized by U.S. Treasury Securities, Total Market Value $225,007,848)
	1.460%	225,000,000	224,998,688
Repurchase Agreements (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 01/31/2018, matures 02/01/2018,
repurchase price $150,005,417 (collateralized by U.S. Treasury Securities, Total Market Value $153,000,001)
	1.460%	150,000,000	149,999,334
Tri-party TD Securities (USA) LLC
dated 01/31/2018, matures 02/01/2018,
repurchase price $50,001,819 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,072)
	1.460%	50,000,000	49,999,792
Total Repurchase Agreements (Cost $425,000,000)			424,997,814

U.S. Government & Agency Obligations 33.7%

Federal Home Loan Banks(c)
1-month USD LIBOR + -0.145% 08/08/2018	1.410%	60,000,000	59,985,300
Federal Home Loan Banks Discount Notes
02/01/2018	1.860%	100,000,000	99,994,900
02/02/2018	1.300%	50,000,000	49,996,450
02/05/2018	1.040%	150,000,000	149,978,700
02/06/2018	1.330%	200,000,000	199,956,400
02/07/2018	1.340%	158,500,000	158,459,424
02/08/2018	1.500%	150,000,000	149,950,800
02/09/2018	1.320%	153,100,000	153,050,243
02/12/2018	1.340%	100,000,000	99,956,100
02/14/2018	1.320%	75,000,000	74,962,050
02/15/2018	1.340%	50,000,000	49,972,550
02/16/2018	1.320%	319,500,000	319,315,010
02/20/2018	1.340%	100,000,000	99,926,400
02/21/2018	1.340%	99,194,000	99,117,521
02/22/2018	1.340%	150,000,000	149,878,800
02/26/2018	1.320%	200,000,000	199,812,000
02/27/2018	1.350%	100,000,000	99,900,000
02/28/2018	1.350%	150,000,000	149,845,200
03/01/2018	1.360%	300,000,000	299,676,900
03/02/2018	1.360%	70,600,000	70,521,210
03/05/2018	1.320%	100,000,000	99,880,800
03/06/2018	1.370%	100,000,000	99,873,000
03/07/2018	1.360%	100,000,000	99,869,600
03/08/2018	1.380%	100,000,000	99,864,500
03/09/2018	1.370%	100,000,000	99,861,600
03/12/2018	1.370%	147,880,000	147,659,067
03/13/2018	1.370%	150,000,000	149,769,750
03/14/2018	1.380%	50,000,000	49,920,550
03/15/2018	1.360%	50,000,000	49,920,000
03/16/2018	1.370%	100,000,000	99,834,900
03/19/2018	1.360%	75,000,000	74,868,750
03/20/2018	1.390%	100,000,000	99,817,700
03/21/2018	1.370%	100,000,000	99,816,800
03/22/2018	1.370%	200,000,000	199,626,600
03/23/2018	1.370%	200,000,000	199,616,600
03/26/2018	1.390%	100,000,000	99,795,100
03/27/2018	1.370%	150,000,000	149,691,150
03/28/2018	1.380%	100,000,000	99,788,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
04/04/2018	1.370%	100,000,000	99,763,300
Total U.S. Government & Agency Obligations (Cost $4,853,733,798)			4,853,494,625

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury index + 0.190% 04/30/2018	1.625%	200,000,000	200,124,108
3-month U.S. Treasury index + 0.140% 01/31/2019	1.570%	50,000,000	50,093,616
Total U.S. Treasury Obligations (Cost $250,062,502)			250,217,724
Total Investments (Cost: $14,215,750,741)	14,215,582,252
Other Assets & Liabilities, Net	174,593,881
Net Assets	14,390,176,133

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $4,176,941,462, which represents 29.03% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short-Term Cash Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	445,476,713	—	445,476,713
Asset-Backed Securities — Non-Agency	—	455,278,598	—	455,278,598
Certificates of Deposit	—	3,223,193,253	—	3,223,193,253
Commercial Paper	—	4,562,923,525	—	4,562,923,525
Repurchase Agreements	—	424,997,814	—	424,997,814
U.S. Government & Agency Obligations	—	4,853,494,625	—	4,853,494,625
U.S. Treasury Obligations	200,124,108	50,093,616	—	250,217,724
Total Investments	200,124,108	14,015,458,144	—	14,215,582,252
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$13,790,750,741
Investments in repurchase agreements, at cost	425,000,000
Investments in unaffiliated issuers, at value	13,790,584,438
Investments in repurchase agreements, at value	424,997,814
Cash	350,153,032
Receivable for:
Interest	2,850,282
Prepaid expenses	23,247
Total assets	14,568,608,813
Liabilities
Payable for:
Investments purchased	99,733,333
Investments purchased on a delayed delivery basis	60,800,000
Distributions to shareholders	17,614,109
Compensation of board members	248,048
Compensation of chief compliance officer	1,414
Other expenses	35,776
Total liabilities	178,432,680
Net assets applicable to outstanding capital stock	$14,390,176,133
Represented by
Paid in capital	14,390,640,099
Excess of distributions over net investment income	(259,785)
Accumulated net realized loss	(35,692)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(168,489)
Total - representing net assets applicable to outstanding capital stock	$14,390,176,133
Shares outstanding	14,390,759,914
Net asset value per share	1.0000
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short-Term Cash Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$86,121,274
Total income	86,121,274
Expenses:
Compensation of board members	119,512
Custodian fees	50,591
Shareholder reports and communication	5,321
Audit fees	14,691
Legal fees	60,429
Fidelity and surety fees	28,697
Commitment fees for bank credit facility	44,996
Compensation of chief compliance officer	1,414
Other	8,108
Total expenses	333,759
Net investment income	85,787,515
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	883
Net realized gain	883
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	127,803
Net change in unrealized appreciation (depreciation)	127,803
Net realized and unrealized gain	128,686
Net increase in net assets resulting from operations	$85,916,201
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$85,787,515	$85,747,628
Net realized gain	883	24,039
Net change in unrealized appreciation (depreciation)	127,803	(296,292)
Net increase in net assets resulting from operations	85,916,201	85,475,375
Distributions to shareholders
Net investment income	(85,885,108)	(85,815,240)
Total distributions to shareholders	(85,885,108)	(85,815,240)
Increase in net assets from capital stock activity	1,024,004,146	1,293,426,212
Total increase in net assets	1,024,035,239	1,293,086,347
Net assets at beginning of period	13,366,140,894	12,073,054,547
Net assets at end of period	$14,390,176,133	$13,366,140,894
Excess of distributions over net investment income	$(259,785)	$(162,192)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short-Term Cash Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	36,081,293,803	36,080,702,475	65,657,886,303	65,657,269,651
Distributions reinvested	—	—	4,314,239	4,314,239
Redemptions	(35,057,198,964)	(35,056,698,329)	(64,368,753,982)	(64,368,157,678)
Total net increase	1,024,094,839	1,024,004,146	1,293,446,560	1,293,426,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.0062	0.0069	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Net realized and unrealized gain (loss)	0.0000 (a)	(0.0001)	(0.00) (a)	0.00 (a)	0.00 (a)	0.00 (a)
Total from investment operations	0.0062	0.0068	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions to shareholders from:
Net investment income	(0.0062)	(0.0068)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Total distributions to shareholders	(0.0062)	(0.0068)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Net asset value, end of period	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00
Total return	0.62%	0.68%	0.32%	0.11%	0.09%	0.14%
Ratios to average net assets
Total gross expenses	0.00% (a),(b)	0.01%	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a)
Total net expenses	0.00% (a),(b)	0.01%	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a)
Net investment income	1.23% (b)	0.69%	0.32%	0.11%	0.09%	0.14%
Supplemental data
Net assets, end of period (in thousands)	$14,390,176	$13,366,141	$12,073,055	$11,339,961	$9,518,211	$7,594,075

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short-Term Cash Fund | Semiannual Report 2018

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
Columbia Short-Term Cash Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2018:
	Federal Reserve ($)	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	224,998,688	149,999,334	49,999,792	424,997,814
Total financial and derivative net assets	224,998,688	149,999,334	49,999,792	424,997,814
Total collateral received (pledged) (a)	224,998,688	149,999,334	49,999,792	424,997,814
Net amount (b)	—	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
16	Columbia Short-Term Cash Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Short-Term Cash Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,215,751,000	423,000	(592,000)	(169,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	36,575	—	36,575
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
18	Columbia Short-Term Cash Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 6. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
If, at any time, the Fund’s weekly liquid assets fall below 30% of its total assets and the Board of Trustees determines it is in the best interests of the Fund, the Fund may, as early as the same day and at any time during the day, impose a fee of up to 2% of the value of all shares redeemed and/or temporarily suspend redemptions (sometimes referred to as imposing redemption gates) for up to 10 business days. If, at the end of any business day, the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a fee, as of the beginning of the next business day, of 1% of the value of all shares redeemed, unless the Board of Trustees determines that imposing such a fee is not in the best interests of the Fund or the Board of Trustees determines that a lower or higher fee (not to exceed 2% of the value of all shares redeemed) would be in the best interests of the Fund. These determinations may affect the composition of the investment portfolio, performance and operating expenses of the Fund.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Short-Term Cash Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Short-Term Cash Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Short-Term Cash Fund | Semiannual Report 2018	21

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Columbia Short-Term Cash Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
SAR224_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Disciplined Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Growth Fund   |  Semiannual Report 2018

Columbia Disciplined Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/17/07	18.28	33.61	18.45	11.02
	Including sales charges		11.47	25.97	17.04	10.37
Advisor Class*		06/01/15	18.32	33.86	18.60	11.09
Class C	Excluding sales charges	05/17/07	17.66	32.53	17.57	10.18
	Including sales charges		16.66	31.53	17.57	10.18
Institutional Class*		09/27/10	18.26	33.90	18.73	11.19
Institutional 2 Class*		11/08/12	18.35	34.11	18.92	11.25
Institutional 3 Class*		06/01/15	18.35	34.17	18.71	11.14
Class K		05/17/07	18.28	33.78	18.63	11.23
Class R		05/17/07	17.95	33.18	18.14	10.75
Class T*	Excluding sales charges	08/01/08	18.16	33.53	18.39	11.01
	Including sales charges		15.15	30.14	17.78	10.73
Russell 1000 Growth Index			19.15	34.89	17.95	11.65
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher priceto-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2018)
Apple, Inc.	5.4
Microsoft Corp.	5.1
Facebook, Inc., Class A	4.9
Home Depot, Inc. (The)	3.5
Boeing Co. (The)	3.4
Alphabet, Inc., Class A	3.3
MasterCard, Inc., Class A	3.1
Visa, Inc., Class A	2.7
Altria Group, Inc.	2.6
Adobe Systems, Inc.	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2018)
Consumer Discretionary	18.8
Consumer Staples	6.1
Energy	0.6
Financials	3.5
Health Care	13.1
Industrials	12.6
Information Technology	38.4
Materials	3.5
Real Estate	2.7
Telecommunication Services	0.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,182.80	1,019.31	6.44	5.96	1.17
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,183.20	1,020.57	5.06	4.69	0.92
Class C	1,000.00	1,000.00	1,176.60	1,015.53	10.53	9.75	1.92
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,182.60	1,020.57	5.06	4.69	0.92
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,183.50	1,020.87	4.73	4.38	0.86
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,183.50	1,021.17	4.40	4.08	0.80
Class K	1,000.00	1,000.00	1,182.80	1,019.61	6.11	5.65	1.11
Class R	1,000.00	1,000.00	1,179.50	1,018.05	7.80	7.22	1.42
Class T	1,000.00	1,000.00	1,181.60	1,019.31	6.43	5.96	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Growth Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 18.4%
Diversified Consumer Services 1.0%
H&R Block, Inc.	212,800	5,647,712
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.	146,000	11,317,920
Household Durables 0.6%
NVR, Inc.(a)	200	635,634
Tupperware Brands Corp.	52,700	3,043,952
Total		3,679,586
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	8,500	12,332,565
Liberty Interactive Corp., Class A(a)	313,700	8,811,833
Total		21,144,398
Media 3.8%
Charter Communications, Inc., Class A(a)	29,500	11,128,875
Comcast Corp., Class A	254,800	10,836,644
Total		21,965,519
Specialty Retail 5.3%
Home Depot, Inc. (The)	99,000	19,889,100
Ross Stores, Inc.	76,800	6,327,552
TJX Companies, Inc. (The)	49,600	3,983,872
Total		30,200,524
Textiles, Apparel & Luxury Goods 2.0%
Michael Kors Holdings Ltd.(a)	21,000	1,386,000
VF Corp.	123,700	10,037,018
Total		11,423,018
Total Consumer Discretionary		105,378,677
Consumer Staples 6.0%
Beverages —%
PepsiCo, Inc.	1,900	228,570
Food & Staples Retailing 1.7%
Walgreens Boots Alliance, Inc.	132,400	9,964,424
Food Products 1.2%
Pilgrim’s Pride Corp.(a)	240,500	6,678,685
Household Products 0.5%
Procter & Gamble Co. (The)	33,000	2,849,220
Tobacco 2.6%
Common Stocks (continued)
Issuer	Shares	Value ($)
Altria Group, Inc.	210,624	14,815,292
Total Consumer Staples		34,536,191
Energy 0.6%
Energy Equipment & Services 0.2%
Halliburton Co.	22,500	1,208,250
Oil, Gas & Consumable Fuels 0.4%
Devon Energy Corp.	32,700	1,352,799
EOG Resources, Inc.	5,900	678,500
Total		2,031,299
Total Energy		3,239,549
Financials 3.4%
Capital Markets 2.5%
Lazard Ltd., Class A	32,000	1,874,240
S&P Global, Inc.	68,100	12,332,910
Total		14,207,150
Insurance 0.9%
Allstate Corp. (The)	50,300	4,968,131
Aon PLC	3,900	554,463
Total		5,522,594
Total Financials		19,729,744
Health Care 12.8%
Biotechnology 4.5%
Alexion Pharmaceuticals, Inc.(a)	30,600	3,651,192
Biogen, Inc.(a)	15,200	5,286,712
BioMarin Pharmaceutical, Inc.(a)	24,000	2,165,520
bluebird bio, Inc.(a)	5,500	1,126,950
Celgene Corp.(a)	52,700	5,331,132
Gilead Sciences, Inc.	37,400	3,134,120
TESARO, Inc.(a)	15,000	1,011,900
Vertex Pharmaceuticals, Inc.(a)	23,700	3,954,819
Total		25,662,345
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	148,500	10,696,455
Health Care Providers & Services 3.1%
Centene Corp.(a)	51,800	5,555,032
Express Scripts Holding Co.(a)	66,600	5,273,388
WellCare Health Plans, Inc.(a)	33,400	7,026,692
Total		17,855,112

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	169,100	10,585,660
Eli Lilly & Co.	104,900	8,544,105
Total		19,129,765
Total Health Care		73,343,677
Industrials 12.4%
Aerospace & Defense 3.5%
Boeing Co. (The)	54,400	19,277,728
Lockheed Martin Corp.	2,900	1,029,065
Total		20,306,793
Airlines 1.9%
Copa Holdings SA, Class A	23,400	3,236,922
Southwest Airlines Co.	127,200	7,733,760
Total		10,970,682
Electrical Equipment 1.6%
AMETEK, Inc.	119,000	9,079,700
Industrial Conglomerates 2.3%
Honeywell International, Inc.	83,400	13,316,478
Machinery 1.9%
Allison Transmission Holdings, Inc.	209,100	9,250,584
Caterpillar, Inc.	10,000	1,627,800
Total		10,878,384
Professional Services 0.5%
Robert Half International, Inc.	44,100	2,552,508
Road & Rail 0.3%
Union Pacific Corp.	12,300	1,642,050
Trading Companies & Distributors 0.4%
WW Grainger, Inc.	7,800	2,103,348
Total Industrials		70,849,943
Information Technology 37.6%
Communications Equipment 1.7%
F5 Networks, Inc.(a)	66,700	9,640,818
Internet Software & Services 9.8%
Alphabet, Inc., Class A(a)	15,590	18,430,810
Facebook, Inc., Class A(a)	147,800	27,622,342
VeriSign, Inc.(a)	86,400	9,929,088
Total		55,982,240
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.6%
MasterCard, Inc., Class A	102,100	17,254,900
Visa, Inc., Class A	121,200	15,056,676
Total		32,311,576
Semiconductors & Semiconductor Equipment 4.2%
Broadcom Ltd.	50,900	12,624,727
Maxim Integrated Products, Inc.	17,000	1,037,000
ON Semiconductor Corp.(a)	420,100	10,393,274
Total		24,055,001
Software 11.0%
Adobe Systems, Inc.(a)	72,100	14,402,696
Cadence Design Systems, Inc.(a)	183,000	8,209,380
Electronic Arts, Inc.(a)	90,500	11,489,880
Fortinet, Inc.(a)	12,200	561,688
Microsoft Corp.	299,190	28,426,042
Total		63,089,686
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.(b)	180,077	30,150,292
Total Information Technology		215,229,613
Materials 3.4%
Chemicals 2.0%
LyondellBasell Industries NV, Class A	95,400	11,432,736
Containers & Packaging 1.4%
Owens-Illinois, Inc.(a)	300,700	6,982,254
Packaging Corp. of America	9,000	1,130,670
Total		8,112,924
Total Materials		19,545,660
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	80,800	11,934,160
Gaming and Leisure Properties, Inc.	7,400	269,656
SBA Communications Corp.(a)	16,400	2,861,800
Total		15,065,616
Total Real Estate		15,065,616

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
T-Mobile U.S.A., Inc.(a)	61,200	3,984,120
Total Telecommunication Services		3,984,120
Total Common Stocks (Cost $376,502,296)		560,902,790

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(c),(d)	12,513,526	12,513,526
Total Money Market Funds (Cost $12,513,253)		12,513,526
Total Investments (Cost: $389,015,549)		573,416,316
Other Assets & Liabilities, Net		(473,093)
Net Assets		572,943,223

At January 31, 2018, securities and/or cash totaling $820,407 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	99	03/2018	USD	13,987,710	851,149	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	7,790,822	33,106,068	(28,383,364)	12,513,526	(368)	(77)	61,019	12,513,526
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	105,378,677	—	—	—	105,378,677
Consumer Staples	34,536,191	—	—	—	34,536,191
Energy	3,239,549	—	—	—	3,239,549
Financials	19,729,744	—	—	—	19,729,744
Health Care	73,343,677	—	—	—	73,343,677
Industrials	70,849,943	—	—	—	70,849,943
Information Technology	215,229,613	—	—	—	215,229,613
Materials	19,545,660	—	—	—	19,545,660
Real Estate	15,065,616	—	—	—	15,065,616
Telecommunication Services	3,984,120	—	—	—	3,984,120
Total Common Stocks	560,902,790	—	—	—	560,902,790
Money Market Funds	—	—	—	12,513,526	12,513,526
Total Investments	560,902,790	—	—	12,513,526	573,416,316
Derivatives
Asset
Futures Contracts	851,149	—	—	—	851,149
Total	561,753,939	—	—	12,513,526	574,267,465
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$376,502,296
Investments in affiliated issuers, at cost	12,513,253
Investments in unaffiliated issuers, at value	560,902,790
Investments in affiliated issuers, at value	12,513,526
Receivable for:
Capital shares sold	490,598
Dividends	167,957
Variation margin for futures contracts	6,435
Prepaid expenses	2,069
Other assets	7,653
Total assets	574,091,028
Liabilities
Payable for:
Capital shares purchased	1,005,589
Management services fees	11,640
Distribution and/or service fees	1,604
Transfer agent fees	36,999
Compensation of board members	64,641
Compensation of chief compliance officer	54
Other expenses	27,278
Total liabilities	1,147,805
Net assets applicable to outstanding capital stock	$572,943,223
Represented by
Paid in capital	369,215,697
Excess of distributions over net investment income	(383,302)
Accumulated net realized gain	18,858,912
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	184,400,494
Investments - affiliated issuers	273
Futures contracts	851,149
Total - representing net assets applicable to outstanding capital stock	$572,943,223
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$131,024,459
Shares outstanding	13,241,475
Net asset value per share	$9.90
Maximum offering price per share(a)	$10.50
Advisor Class(b)
Net assets	$7,988,451
Shares outstanding	802,683
Net asset value per share	$9.95
Class C
Net assets	$24,985,242
Shares outstanding	2,629,262
Net asset value per share	$9.50
Institutional Class(c)
Net assets	$123,761,135
Shares outstanding	12,396,960
Net asset value per share	$9.98
Institutional 2 Class(d)
Net assets	$6,770,194
Shares outstanding	656,678
Net asset value per share	$10.31
Institutional 3 Class(e)
Net assets	$275,927,518
Shares outstanding	27,402,274
Net asset value per share	$10.07
Class K
Net assets	$3,064
Shares outstanding	304
Net asset value per share(f)	$10.09
Class R
Net assets	$1,399,351
Shares outstanding	140,880
Net asset value per share	$9.93
Class T
Net assets	$1,083,809
Shares outstanding	108,806
Net asset value per share	$9.96
Maximum offering price per share(g)	$10.22

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,644,565
Dividends — affiliated issuers	61,019
Total income	3,705,584
Expenses:
Management services fees	1,992,267
Distribution and/or service fees
Class A	151,556
Class C	119,177
Class R	3,271
Class T	1,425
Transfer agent fees
Class A	72,736
Advisor Class(a)	4,132
Class C	14,302
Institutional Class(b)	69,349
Institutional 2 Class(c)	2,039
Institutional 3 Class(d)	10,908
Class K	1
Class R	784
Class T	685
Plan administration fees
Class K	4
Compensation of board members	14,032
Custodian fees	4,676
Printing and postage fees	19,975
Registration fees	71,756
Audit fees	15,432
Legal fees	5,638
Compensation of chief compliance officer	54
Other	8,886
Total expenses	2,583,085
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,470)
Fees waived by transfer agent
Institutional 2 Class(c)	(200)
Institutional 3 Class(d)	(3,580)
Total net expenses	2,577,835
Net investment income	1,127,749
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,179,146
Investments — affiliated issuers	(368)
Futures contracts	1,088,188
Net realized gain	34,266,966
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	54,071,887
Investments — affiliated issuers	(77)
Futures contracts	705,483
Net change in unrealized appreciation (depreciation)	54,777,293
Net realized and unrealized gain	89,044,259
Net increase in net assets resulting from operations	$90,172,008

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$1,127,749	$2,914,461
Net realized gain	34,266,966	60,371,490
Net change in unrealized appreciation (depreciation)	54,777,293	19,272,821
Net increase in net assets resulting from operations	90,172,008	82,558,772
Distributions to shareholders
Net investment income
Class A	(361,155)	(738,767)
Advisor Class(a)	(43,562)	(9,267)
Class I(b)	—	(2,034,903)
Institutional Class(c)	(613,386)	(261,917)
Institutional 2 Class(d)	(36,308)	(19,441)
Institutional 3 Class(e)	(1,631,375)	(67)
Class K	(13)	(19)
Class R	(1,080)	(2,130)
Class T	(3,203)	(424,200)
Net realized gains
Class A	(14,373,537)	(7,551,526)
Advisor Class(a)	(973,359)	(63,938)
Class B(f)	—	(10,121)
Class C	(2,895,576)	(1,113,873)
Class I(b)	—	(11,641,861)
Institutional Class(c)	(13,608,326)	(1,807,040)
Institutional 2 Class(d)	(711,732)	(117,266)
Institutional 3 Class(e)	(29,985,515)	(385)
Class K	(371)	(139)
Class R	(168,850)	(39,541)
Class T	(125,818)	(4,290,095)
Total distributions to shareholders	(65,533,166)	(30,126,496)
Increase (decrease) in net assets from capital stock activity	46,706,868	(70,887,438)
Total increase (decrease) in net assets	71,345,710	(18,455,162)
Net assets at beginning of period	501,597,513	520,052,675
Net assets at end of period	$572,943,223	$501,597,513
Undistributed (excess of distributions over) net investment income	$(383,302)	$1,179,031

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	1,065,840	10,399,266	4,454,601	38,829,499
Distributions reinvested	1,544,286	14,315,518	984,602	8,191,890
Redemptions	(1,402,207)	(13,675,381)	(9,927,244)	(86,687,174)
Net increase (decrease)	1,207,919	11,039,403	(4,488,041)	(39,665,785)
Advisor Class(c)
Subscriptions	566,184	5,595,734	426,984	3,736,308
Distributions reinvested	109,075	1,016,580	8,740	73,065
Redemptions	(313,110)	(3,114,837)	(30,842)	(277,624)
Net increase	362,149	3,497,477	404,882	3,531,749
Class B(a)
Subscriptions	—	—	1,966	16,096
Distributions reinvested	—	—	1,230	9,997
Redemptions (b)	(271)	(2,617)	(30,857)	(269,409)
Net decrease	(271)	(2,617)	(27,661)	(243,316)
Class C
Subscriptions	203,867	1,910,310	855,578	7,168,643
Distributions reinvested	300,503	2,677,479	112,088	904,551
Redemptions	(384,709)	(3,631,713)	(865,875)	(7,366,205)
Net increase	119,661	956,076	101,791	706,989
Class I(d)
Subscriptions	—	—	80,768	715,101
Distributions reinvested	—	—	1,614,711	13,676,606
Redemptions	—	—	(28,848,584)	(257,409,626)
Net decrease	—	—	(27,153,105)	(243,017,919)
Institutional Class(e)
Subscriptions	1,417,076	13,938,180	11,118,953	98,644,951
Distributions reinvested	1,337,142	12,502,280	193,279	1,619,679
Redemptions	(1,819,190)	(17,864,494)	(2,640,166)	(23,495,596)
Net increase	935,028	8,575,966	8,672,066	76,769,034
Institutional 2 Class(f)
Subscriptions	169,187	1,729,884	349,311	3,191,242
Distributions reinvested	77,479	747,665	15,841	136,551
Redemptions	(86,037)	(870,932)	(166,128)	(1,478,764)
Net increase	160,629	1,606,617	199,024	1,849,029
Institutional 3 Class(d),(g)
Subscriptions	1,255,008	12,611,782	26,282,789	235,259,467
Distributions reinvested	3,352,762	31,616,550	37	309
Redemptions	(2,329,326)	(23,267,563)	(1,159,736)	(10,949,533)
Net increase	2,278,444	20,960,769	25,123,090	224,310,243
Class R
Subscriptions	53,606	519,235	72,477	628,329
Distributions reinvested	7,516	69,972	2,479	20,699
Redemptions	(31,809)	(303,317)	(17,128)	(148,598)
Net increase	29,313	285,890	57,828	500,430
Class T
Subscriptions	—	—	362,444	3,091,841
Distributions reinvested	13,789	128,650	563,219	4,714,146
Redemptions	(34,637)	(341,363)	(12,046,682)	(103,433,879)
Net decrease	(20,848)	(212,713)	(11,121,019)	(95,627,892)
Total net increase (decrease)	5,072,024	46,706,868	(8,231,145)	(70,887,438)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$9.50	0.01	1.64	1.65	(0.03)	(1.22)
7/31/2017	$8.51	0.04	1.45	1.49	(0.04)	(0.46)
7/31/2016	$9.39	0.04	0.20	0.24	(0.06)	(1.06)
7/31/2015	$9.04	0.05	1.36	1.41	(0.03)	(1.03)
7/31/2014	$9.04	0.05	1.80	1.85	(0.10)	(1.75)
7/31/2013	$8.47	0.10	1.35	1.45	(0.13)	(0.75)
Advisor Class(f)
1/31/2018 (c)	$9.56	0.02	1.65	1.67	(0.06)	(1.22)
7/31/2017	$8.56	0.05	1.47	1.52	(0.06)	(0.46)
7/31/2016	$9.43	0.04	0.23	0.27	(0.08)	(1.06)
7/31/2015 (g)	$9.33	(0.01)	0.11	0.10	—	—
Class C
1/31/2018 (c)	$9.18	(0.03)	1.57	1.54	—	(1.22)
7/31/2017	$8.26	(0.03)	1.41	1.38	—	(0.46)
7/31/2016	$9.14	(0.02)	0.20	0.18	—	(1.06)
7/31/2015	$8.86	(0.02)	1.33	1.31	—	(1.03)
7/31/2014	$8.90	(0.02)	1.76	1.74	(0.03)	(1.75)
7/31/2013	$8.34	0.03	1.35	1.38	(0.07)	(0.75)
Institutional Class(h)
1/31/2018 (c)	$9.59	0.02	1.65	1.67	(0.06)	(1.22)
7/31/2017	$8.58	0.05	1.48	1.53	(0.06)	(0.46)
7/31/2016	$9.46	0.06	0.20	0.26	(0.08)	(1.06)
7/31/2015	$9.09	0.07	1.39	1.46	(0.06)	(1.03)
7/31/2014	$9.09	0.06	1.81	1.87	(0.12)	(1.75)
7/31/2013	$8.51	0.13	1.35	1.48	(0.15)	(0.75)
Institutional 2 Class(i)
1/31/2018 (c)	$9.87	0.03	1.69	1.72	(0.06)	(1.22)
7/31/2017	$8.82	0.06	1.52	1.58	(0.07)	(0.46)
7/31/2016	$9.69	0.08	0.21	0.29	(0.10)	(1.06)
7/31/2015	$9.30	0.03	1.46	1.49	(0.07)	(1.03)
7/31/2014	$9.25	0.08	1.85	1.93	(0.13)	(1.75)
7/31/2013 (j)	$8.54	0.07	1.56	1.63	(0.17)	(0.75)
Institutional 3 Class(k)
1/31/2018 (c)	$9.67	0.03	1.66	1.69	(0.07)	(1.22)
7/31/2017	$8.65	0.06	1.50	1.56	(0.08)	(0.46)
7/31/2016	$9.53	0.08	0.21	0.29	(0.11)	(1.06)
7/31/2015 (l)	$9.42	0.01	0.10	0.11	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.25)	$9.90	18.28%	1.17% (d)	1.17% (d)	0.22% (d)	39%	$131,024
(0.50)	$9.50	18.37%	1.22%	1.20% (e)	0.43%	81%	$114,369
(1.12)	$8.51	3.05%	1.27%	1.23%	0.46%	86%	$140,658
(1.06)	$9.39	16.41%	1.24%	1.24%	0.55%	102%	$247,170
(1.85)	$9.04	22.23%	1.26%	1.26% (e)	0.55%	105%	$247,008
(0.88)	$9.04	18.82%	1.25%	1.22%	1.16%	96%	$260,590

(1.28)	$9.95	18.32%	0.92% (d)	0.92% (d)	0.41% (d)	39%	$7,988
(0.52)	$9.56	18.68%	0.95%	0.94% (e)	0.58%	81%	$4,213
(1.14)	$8.56	3.39%	1.02%	0.96%	0.53%	86%	$305
—	$9.43	1.07%	1.05% (d)	1.05% (d)	(0.60%) (d)	102%	$59

(1.22)	$9.50	17.66%	1.92% (d)	1.92% (d)	(0.53%) (d)	39%	$24,985
(0.46)	$9.18	17.44%	1.96%	1.95% (e)	(0.35%)	81%	$23,034
(1.06)	$8.26	2.43%	2.03%	1.97%	(0.25%)	86%	$19,878
(1.03)	$9.14	15.47%	1.99%	1.99%	(0.23%)	102%	$11,825
(1.78)	$8.86	21.22%	2.02%	2.02% (e)	(0.23%)	105%	$3,826
(0.82)	$8.90	18.12%	1.99%	1.97%	0.37%	96%	$2,892

(1.28)	$9.98	18.26%	0.92% (d)	0.92% (d)	0.47% (d)	39%	$123,761
(0.52)	$9.59	18.76%	0.95%	0.94% (e)	0.56%	81%	$109,911
(1.14)	$8.58	3.30%	1.03%	0.96%	0.73%	86%	$23,950
(1.09)	$9.46	16.80%	1.00%	1.00%	0.76%	102%	$10,456
(1.87)	$9.09	22.39%	1.02%	1.02% (e)	0.72%	105%	$811
(0.90)	$9.09	19.19%	1.02%	0.98%	1.49%	96%	$254

(1.28)	$10.31	18.35%	0.87% (d)	0.86% (d)	0.51% (d)	39%	$6,770
(0.53)	$9.87	18.83%	0.87%	0.85%	0.69%	81%	$4,895
(1.16)	$8.82	3.49%	0.86%	0.84%	0.90%	86%	$2,620
(1.10)	$9.69	16.82%	0.86%	0.86%	0.33%	102%	$1,316
(1.88)	$9.30	22.80%	0.85%	0.85%	0.90%	105%	$31
(0.92)	$9.25	20.86%	0.79% (d)	0.76% (d)	1.13% (d)	96%	$3

(1.29)	$10.07	18.35%	0.81% (d)	0.80% (d)	0.58% (d)	39%	$275,928
(0.54)	$9.67	18.91%	0.81%	0.81%	0.62%	81%	$242,867
(1.17)	$8.65	3.54%	0.81%	0.79%	0.92%	86%	$6
—	$9.53	1.17%	0.75% (d)	0.75% (d)	0.64% (d)	102%	$3
Columbia Disciplined Growth Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
1/31/2018 (c)	$9.67	0.02	1.66	1.68	(0.04)	(1.22)
7/31/2017	$8.66	0.05	1.48	1.53	(0.06)	(0.46)
7/31/2016	$9.53	0.05	0.22	0.27	(0.08)	(1.06)
7/31/2015	$9.16	0.07	1.38	1.45	(0.05)	(1.03)
7/31/2014	$9.14	0.07	1.81	1.88	(0.11)	(1.75)
7/31/2013	$8.55	0.11	1.37	1.48	(0.14)	(0.75)
Class R
1/31/2018 (c)	$9.53	(0.00) (m)	1.63	1.63	(0.01)	(1.22)
7/31/2017	$8.53	0.01	1.47	1.48	(0.02)	(0.46)
7/31/2016	$9.41	0.02	0.20	0.22	(0.04)	(1.06)
7/31/2015	$9.05	0.02	1.38	1.40	(0.01)	(1.03)
7/31/2014	$9.06	0.04	1.77	1.81	(0.07)	(1.75)
7/31/2013	$8.52	0.04	1.40	1.44	(0.15)	(0.75)
Class T
1/31/2018 (c)	$9.56	0.01	1.64	1.65	(0.03)	(1.22)
7/31/2017	$8.57	0.04	1.45	1.49	(0.04)	(0.46)
7/31/2016	$9.44	0.04	0.21	0.25	(0.06)	(1.06)
7/31/2015	$9.08	0.05	1.37	1.42	(0.03)	(1.03)
7/31/2014	$9.08	0.04	1.80	1.84	(0.09)	(1.75)
7/31/2013	$8.50	0.14	1.32	1.46	(0.13)	(0.75)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(l)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(m)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.26)	$10.09	18.28%	1.11% (d)	1.11% (d)	0.27% (d)	39%	$3
(0.52)	$9.67	18.51%	1.13%	1.10%	0.49%	81%	$3
(1.14)	$8.66	3.34%	1.07%	1.06%	0.64%	86%	$3
(1.08)	$9.53	16.60%	1.06%	1.06%	0.73%	102%	$3
(1.86)	$9.16	22.37%	1.09%	1.09%	0.77%	105%	$3
(0.89)	$9.14	19.08%	1.09%	1.05%	1.31%	96%	$9

(1.23)	$9.93	17.95%	1.42% (d)	1.42% (d)	(0.03%) (d)	39%	$1,399
(0.48)	$9.53	18.18%	1.46%	1.44% (e)	0.11%	81%	$1,063
(1.10)	$8.53	2.77%	1.53%	1.47%	0.23%	86%	$459
(1.04)	$9.41	16.22%	1.49%	1.49%	0.20%	102%	$96
(1.82)	$9.05	21.75%	1.50%	1.50% (e)	0.39%	105%	$25
(0.90)	$9.06	18.65%	1.49%	1.48%	0.44%	96%	$123

(1.25)	$9.96	18.16%	1.17% (d)	1.17% (d)	0.25% (d)	39%	$1,084
(0.50)	$9.56	18.25%	1.25%	1.20% (e)	0.47%	81%	$1,240
(1.12)	$8.57	3.15%	1.28%	1.22%	0.50%	86%	$96,373
(1.06)	$9.44	16.43%	1.24%	1.24%	0.55%	102%	$112,928
(1.84)	$9.08	22.11%	1.29%	1.28% (e)	0.49%	105%	$101,907
(0.88)	$9.08	18.85%	1.26%	1.21%	1.65%	96%	$1,796
Columbia Disciplined Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
20	Columbia Disciplined Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Disciplined Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
22	Columbia Disciplined Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	851,149*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,088,188

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	705,483
Columbia Disciplined Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	12,525,160

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
24	Columbia Disciplined Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Effective December 1, 2017 through November 30, 2018, Class K and Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.12
Class T	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $72,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
26	Columbia Disciplined Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	121,038
Class C	1,916
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2017 through November 30, 2018	Prior to December 1, 2017
Class A	1.19%	1.20%
Advisor Class	0.94	0.95
Class C	1.94	1.95
Institutional Class	0.94	0.95
Institutional 2 Class	0.87	0.86
Institutional 3 Class	0.82	0.81
Class K	1.12	1.11
Class R	1.44	1.45
Class T	1.19	1.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective December 1, 2017 through November 30, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class K and Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
389,016,000	187,825,000	(2,574,000)	185,251,000
Columbia Disciplined Growth Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $204,326,360 and $224,546,117, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 73.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
28	Columbia Disciplined Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Growth Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Disciplined Growth Fund | Semiannual Report 2018

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Columbia Disciplined Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR178_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Disciplined Value Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Value Fund   |  Semiannual Report 2018

Columbia Disciplined Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/01/08	16.05	23.35	14.33	9.31
	Including sales charges		9.38	16.28	12.99	8.63
Advisor Class*		06/01/15	16.18	23.66	14.49	9.39
Class C	Excluding sales charges	08/01/08	15.64	22.45	13.48	8.48
	Including sales charges		14.64	21.45	13.48	8.48
Institutional Class*		09/27/10	16.17	23.64	14.64	9.53
Institutional 2 Class*		06/01/15	16.31	23.81	14.53	9.41
Institutional 3 Class*		06/01/15	16.34	23.83	14.57	9.43
Class K		08/01/08	16.18	23.56	14.50	9.45
Class R		08/01/08	15.97	23.12	14.08	9.02
Class T	Excluding sales charges	08/01/08	16.06	23.30	14.32	9.27
	Including sales charges		13.11	20.23	13.75	8.98
Class V*	Excluding sales charges	03/07/11	16.10	23.29	14.32	9.28
	Including sales charges		9.41	16.22	12.97	8.60
Russell 1000 Value Index			11.33	17.22	13.47	9.66
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2018)
JPMorgan Chase & Co.	4.9
Bank of America Corp.	3.6
Cisco Systems, Inc.	3.4
Pfizer, Inc.	3.2
Citigroup, Inc.	3.2
AT&T, Inc.	2.5
Oracle Corp.	2.5
ConocoPhillips	2.3
PNC Financial Services Group, Inc. (The)	2.2
CVS Health Corp.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2018)
Consumer Discretionary	6.8
Consumer Staples	8.3
Energy	11.2
Financials	26.8
Health Care	13.9
Industrials	8.5
Information Technology	9.0
Materials	3.1
Real Estate	4.1
Telecommunication Services	2.5
Utilities	5.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,160.50	1,019.41	6.26	5.85	1.15
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,161.80	1,020.67	4.90	4.58	0.90
Class C	1,000.00	1,000.00	1,156.40	1,015.63	10.33	9.65	1.90
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,161.70	1,020.67	4.90	4.58	0.90
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,163.10	1,021.22	4.31	4.02	0.79
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,163.40	1,021.48	4.04	3.77	0.74
Class K	1,000.00	1,000.00	1,161.80	1,020.01	5.61	5.24	1.03
Class R	1,000.00	1,000.00	1,159.70	1,018.15	7.62	7.12	1.40
Class T	1,000.00	1,000.00	1,160.60	1,019.41	6.26	5.85	1.15
Class V	1,000.00	1,000.00	1,161.00	1,019.41	6.26	5.85	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Value Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Hotels, Restaurants & Leisure 0.3%
Royal Caribbean Cruises Ltd.	18,000	2,403,900
Leisure Products 0.9%
Hasbro, Inc.	83,800	7,924,966
Media 2.9%
Charter Communications, Inc., Class A(a)	43,300	16,334,925
Comcast Corp., Class A	225,500	9,590,515
Total		25,925,440
Multiline Retail 0.6%
Target Corp.	74,400	5,596,368
Specialty Retail 0.2%
Best Buy Co., Inc.	25,200	1,841,112
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	140,800	16,094,848
Total Consumer Discretionary		59,786,634
Consumer Staples 8.1%
Food & Staples Retailing 4.5%
CVS Health Corp.	237,600	18,696,744
Walgreens Boots Alliance, Inc.	85,000	6,397,100
Walmart, Inc.	137,500	14,657,500
Total		39,751,344
Food Products 1.3%
Pilgrim’s Pride Corp.(a)	416,700	11,571,759
Household Products 2.3%
Kimberly-Clark Corp.	118,000	13,806,000
Procter & Gamble Co. (The)	82,900	7,157,586
Total		20,963,586
Total Consumer Staples		72,286,689
Energy 10.9%
Energy Equipment & Services 0.8%
Halliburton Co.	142,300	7,641,510
Oil, Gas & Consumable Fuels 10.1%
Chevron Corp.	132,600	16,621,410
ConocoPhillips	341,400	20,077,734
Exxon Mobil Corp.(b)	125,200	10,929,960
Marathon Petroleum Corp.	197,500	13,680,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	318,700	10,230,270
Valero Energy Corp.	193,200	18,541,404
Total		90,081,603
Total Energy		97,723,113
Financials 26.3%
Banks 14.1%
Bank of America Corp.	999,200	31,974,400
Citigroup, Inc.	356,800	28,001,664
JPMorgan Chase & Co.	373,000	43,144,910
PNC Financial Services Group, Inc. (The)	119,700	18,914,994
Wells Fargo & Co.	65,500	4,308,590
Total		126,344,558
Capital Markets 5.3%
BlackRock, Inc.	5,900	3,314,620
Lazard Ltd., Class A	285,500	16,721,735
State Street Corp.	162,500	17,902,625
T. Rowe Price Group, Inc.	82,700	9,231,801
Total		47,170,781
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(a)	53,100	11,383,578
Insurance 5.6%
Allstate Corp. (The)	162,800	16,079,756
Arthur J Gallagher & Co.	65,800	4,495,456
Prudential Financial, Inc.	147,800	17,561,596
Travelers Companies, Inc. (The)	80,700	12,098,544
Total		50,235,352
Total Financials		235,134,269
Health Care 13.7%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.(a)	20,900	2,493,788
Amgen, Inc.	13,000	2,418,650
Biogen, Inc.(a)	4,000	1,391,240
Gilead Sciences, Inc.	23,100	1,935,780
Juno Therapeutics, Inc.(a)	49,900	4,281,919
Total		12,521,377
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	248,200	17,877,846

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Centene Corp.(a)	90,500	9,705,220
Express Scripts Holding Co.(a)	140,100	11,093,118
WellCare Health Plans, Inc.(a)	28,300	5,953,754
Total		26,752,092
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	152,900	9,571,540
Johnson & Johnson	55,800	7,711,002
Merck & Co., Inc.	225,300	13,349,025
Perrigo Co. PLC	68,300	6,189,346
Pfizer, Inc.	763,200	28,268,928
Total		65,089,841
Total Health Care		122,241,156
Industrials 8.3%
Aerospace & Defense 3.5%
General Dynamics Corp.	73,500	16,352,280
Lockheed Martin Corp.	41,300	14,655,305
Total		31,007,585
Airlines 0.1%
Copa Holdings SA, Class A	9,300	1,286,469
Electrical Equipment 0.7%
Acuity Brands, Inc.	38,200	5,899,608
Industrial Conglomerates 1.5%
Honeywell International, Inc.	83,100	13,268,577
Machinery 0.8%
Crane Co.	76,700	7,665,398
Road & Rail 1.7%
Union Pacific Corp.	112,500	15,018,750
Total Industrials		74,146,387
Information Technology 8.8%
Communications Equipment 3.3%
Cisco Systems, Inc.	718,000	29,825,720
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	85,400	4,111,156
Marvell Technology Group Ltd.	636,100	14,840,213
Total		18,951,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.9%
CA, Inc.	120,700	4,327,095
Oracle Corp.	419,300	21,631,687
Total		25,958,782
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	181,100	4,223,252
Total Information Technology		78,959,123
Materials 3.0%
Chemicals 2.0%
LyondellBasell Industries NV, Class A	148,500	17,796,240
Paper & Forest Products 1.0%
Domtar Corp.	186,400	9,573,504
Total Materials		27,369,744
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 2.4%
Equity Residential	43,600	2,686,196
Gaming and Leisure Properties, Inc.	147,000	5,356,680
Park Hotels & Resorts, Inc.	441,400	12,760,874
Senior Housing Properties Trust	68,800	1,192,304
Total		21,996,054
Real Estate Management & Development 1.6%
Realogy Holdings Corp.	511,200	14,063,112
Total Real Estate		36,059,166
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	588,400	22,035,580
Total Telecommunication Services		22,035,580
Utilities 5.7%
Electric Utilities 3.6%
American Electric Power Co., Inc.	195,000	13,412,100
Entergy Corp.	37,200	2,927,268
Xcel Energy, Inc.	351,600	16,047,024
Total		32,386,392
Independent Power and Renewable Electricity Producers 0.2%
Vistra Energy Corp(a)	99,000	1,930,500

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	82,200	2,316,396
Public Service Enterprise Group, Inc.	276,600	14,347,242
Total		16,663,638
Total Utilities		50,980,530
Total Common Stocks (Cost $667,332,349)		876,722,391

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(c),(d)	20,773,716	20,773,716
Total Money Market Funds (Cost $20,773,362)		20,773,716
Total Investments (Cost: $688,105,711)		897,496,107
Other Assets & Liabilities, Net		(3,058,556)
Net Assets		894,437,551

At January 31, 2018, securities and/or cash totaling $1,196,010 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	139	03/2018	USD	19,639,310	941,493	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	10,107,854	61,701,352	(51,035,490)	20,773,716	(404)	(256)	94,202	20,773,716
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	59,786,634	—	—	—	59,786,634
Consumer Staples	72,286,689	—	—	—	72,286,689
Energy	97,723,113	—	—	—	97,723,113
Financials	235,134,269	—	—	—	235,134,269
Health Care	122,241,156	—	—	—	122,241,156
Industrials	74,146,387	—	—	—	74,146,387
Information Technology	78,959,123	—	—	—	78,959,123
Materials	27,369,744	—	—	—	27,369,744
Real Estate	36,059,166	—	—	—	36,059,166
Telecommunication Services	22,035,580	—	—	—	22,035,580
Utilities	50,980,530	—	—	—	50,980,530
Total Common Stocks	876,722,391	—	—	—	876,722,391
Money Market Funds	—	—	—	20,773,716	20,773,716
Total Investments	876,722,391	—	—	20,773,716	897,496,107
Derivatives
Asset
Futures Contracts	941,493	—	—	—	941,493
Total	877,663,884	—	—	20,773,716	898,437,600
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$667,332,349
Investments in affiliated issuers, at cost	20,773,362
Investments in unaffiliated issuers, at value	876,722,391
Investments in affiliated issuers, at value	20,773,716
Receivable for:
Investments sold	42,441,714
Capital shares sold	248,296
Dividends	755,713
Variation margin for futures contracts	9,035
Expense reimbursement due from Investment Manager	1,498
Prepaid expenses	2,538
Trustees’ deferred compensation plan	8,525
Other assets	1,163
Total assets	940,964,589
Liabilities
Payable for:
Investments purchased	45,891,785
Capital shares purchased	462,863
Management services fees	17,908
Distribution and/or service fees	1,699
Transfer agent fees	62,234
Compensation of board members	53,072
Compensation of chief compliance officer	89
Other expenses	28,863
Trustees’ deferred compensation plan	8,525
Total liabilities	46,527,038
Net assets applicable to outstanding capital stock	$894,437,551
Represented by
Paid in capital	651,299,653
Undistributed net investment income	310,259
Accumulated net realized gain	32,495,750
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	209,390,042
Investments - affiliated issuers	354
Futures contracts	941,493
Total - representing net assets applicable to outstanding capital stock	$894,437,551
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$79,821,700
Shares outstanding	7,157,650
Net asset value per share	$11.15
Maximum offering price per share(a)	$11.83
Advisor Class(b)
Net assets	$8,081,690
Shares outstanding	718,827
Net asset value per share	$11.24
Class C
Net assets	$17,064,770
Shares outstanding	1,565,797
Net asset value per share	$10.90
Institutional Class(c)
Net assets	$203,763,854
Shares outstanding	18,111,696
Net asset value per share	$11.25
Institutional 2 Class(d)
Net assets	$1,156,021
Shares outstanding	103,024
Net asset value per share	$11.22
Institutional 3 Class(e)
Net assets	$488,939,552
Shares outstanding	43,498,727
Net asset value per share	$11.24
Class K
Net assets	$3,439
Shares outstanding	307
Net asset value per share(f)	$11.22
Class R
Net assets	$3,472,682
Shares outstanding	310,690
Net asset value per share	$11.18
Class T
Net assets	$1,817,049
Shares outstanding	161,962
Net asset value per share	$11.22
Maximum offering price per share(g)	$11.51
Class V
Net assets	$90,316,794
Shares outstanding	8,121,358
Net asset value per share	$11.12
Maximum offering price per share(h)	$11.80

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
(h)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,161,914
Dividends — affiliated issuers	94,202
Total income	10,256,116
Expenses:
Management services fees	3,070,409
Distribution and/or service fees
Class A	94,014
Class C	75,196
Class R	8,111
Class T	2,479
Class V	106,297
Transfer agent fees
Class A	78,516
Advisor Class(a)	9,420
Class C	15,674
Institutional Class(b)	191,344
Institutional 2 Class(c)	369
Institutional 3 Class(d)	19,599
Class K	1
Class R	3,383
Class T	2,072
Class V	88,757
Plan administration fees
Class K	4
Compensation of board members	15,211
Custodian fees	4,956
Printing and postage fees	22,445
Registration fees	75,810
Audit fees	16,276
Legal fees	6,860
Compensation of chief compliance officer	89
Other	11,714
Total expenses	3,919,006
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,888)
Total net expenses	3,693,118
Net investment income	6,562,998
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	44,552,744
Investments — affiliated issuers	(404)
Futures contracts	2,038,903
Net realized gain	46,591,243
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,722,608
Investments — affiliated issuers	(256)
Futures contracts	731,441
Net change in unrealized appreciation (depreciation)	74,453,793
Net realized and unrealized gain	121,045,036
Net increase in net assets resulting from operations	$127,608,034

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$6,562,998	$18,999,780
Net realized gain	46,591,243	68,183,678
Net change in unrealized appreciation (depreciation)	74,453,793	32,123,134
Net increase in net assets resulting from operations	127,608,034	119,306,592
Distributions to shareholders
Net investment income
Class A	(1,436,602)	(1,475,078)
Advisor Class(a)	(285,120)	(65,643)
Class B(b)	—	(1,480)
Class C	(203,027)	(132,215)
Class I(c)	—	(8,378,968)
Institutional Class(d)	(3,897,680)	(2,000,818)
Institutional 2 Class(e)	(23,212)	(186)
Institutional 3 Class(f)	(10,484,296)	(28,870)
Class K	(68)	(49)
Class R	(56,378)	(36,527)
Class T	(35,237)	(2,840,032)
Class V	(1,637,782)	(1,236,531)
Net realized gains
Class A	(3,844,377)	—
Advisor Class(a)	(680,615)	—
Class C	(853,143)	—
Institutional Class(d)	(9,304,218)	—
Institutional 2 Class(e)	(53,336)	—
Institutional 3 Class(f)	(23,559,250)	—
Class K	(174)	—
Class R	(171,651)	—
Class T	(94,561)	—
Class V	(4,382,740)	—
Total distributions to shareholders	(61,003,467)	(16,196,397)
Increase (decrease) in net assets from capital stock activity	24,671,477	(281,742,771)
Total increase (decrease) in net assets	91,276,044	(178,632,576)
Net assets at beginning of period	803,161,507	981,794,083
Net assets at end of period	$894,437,551	$803,161,507
Undistributed net investment income	$310,259	$11,806,663

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	705,812	7,563,017	1,899,204	18,468,070
Distributions reinvested	376,696	3,959,075	126,951	1,249,199
Redemptions	(968,210)	(10,356,169)	(5,452,008)	(53,397,221)
Net increase (decrease)	114,298	1,165,923	(3,425,853)	(33,679,952)
Advisor Class(b)
Subscriptions	726,863	8,113,101	378,856	3,679,236
Distributions reinvested	91,174	965,529	6,620	65,600
Redemptions	(660,683)	(7,466,555)	(54,480)	(537,662)
Net increase	157,354	1,612,075	330,996	3,207,174
Class B(c)
Subscriptions	—	—	1,166	11,197
Distributions reinvested	—	—	129	1,259
Redemptions (a)	(310)	(3,529)	(20,404)	(201,077)
Net decrease	(310)	(3,529)	(19,109)	(188,621)
Class C
Subscriptions	283,160	2,977,077	214,043	2,045,431
Distributions reinvested	87,958	904,212	10,198	98,410
Redemptions	(181,038)	(1,889,555)	(664,083)	(6,312,476)
Net increase (decrease)	190,080	1,991,734	(439,842)	(4,168,635)
Class I(d)
Subscriptions	—	—	288,175	2,816,535
Distributions reinvested	—	—	844,649	8,378,916
Redemptions	—	—	(50,200,097)	(496,862,679)
Net decrease	—	—	(49,067,273)	(485,667,228)
Institutional Class(e)
Subscriptions	2,322,394	25,051,292	8,973,004	90,118,212
Distributions reinvested	1,119,735	11,869,191	150,264	1,490,616
Redemptions	(2,196,314)	(23,454,956)	(5,082,981)	(49,769,402)
Net increase	1,245,815	13,465,527	4,040,287	41,839,426
Institutional 2 Class(f)
Subscriptions	5,000	53,990	95,489	961,852
Distributions reinvested	7,222	76,340	14	140
Redemptions	(3,175)	(34,395)	(2,553)	(25,837)
Net increase	9,047	95,935	92,950	936,155
Institutional 3 Class(d),(g)
Subscriptions	370,580	3,994,399	43,399,092	430,555,912
Distributions reinvested	3,217,707	34,043,337	2,908	28,823
Redemptions	(3,084,760)	(33,702,786)	(505,025)	(5,120,725)
Net increase	503,527	4,334,950	42,896,975	425,464,010
Class R
Subscriptions	47,040	505,190	46,627	454,992
Distributions reinvested	16,244	171,212	2,712	26,763
Redemptions	(36,207)	(396,747)	(49,184)	(488,947)
Net increase (decrease)	27,077	279,655	155	(7,192)
Class T
Subscriptions	—	—	750,871	7,090,361
Distributions reinvested	12,258	129,559	286,867	2,839,986
Redemptions	(63,150)	(679,531)	(23,724,600)	(232,294,256)
Net decrease	(50,892)	(549,972)	(22,686,862)	(222,363,909)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class V
Subscriptions	48,095	519,076	65,827	634,915
Distributions reinvested	496,559	5,203,935	108,220	1,062,725
Redemptions	(322,877)	(3,443,832)	(907,667)	(8,811,639)
Net increase (decrease)	221,777	2,279,179	(733,620)	(7,113,999)
Total net increase (decrease)	2,417,773	24,671,477	(29,011,196)	(281,742,771)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$10.32	0.07	1.54	1.61	(0.21)	(0.57)
7/31/2017	$9.17	0.19	1.11	1.30	(0.15)	—
7/31/2016	$9.56	0.15	0.04	0.19	(0.13)	(0.45)
7/31/2015	$9.45	0.13	0.56	0.69	(0.11)	(0.47)
7/31/2014	$8.67	0.10	1.27	1.37	(0.10)	(0.49)
7/31/2013	$6.96	0.16	1.97	2.13	(0.23)	(0.19)
Advisor Class(g)
1/31/2018 (c)	$10.41	0.08	1.56	1.64	(0.24)	(0.57)
7/31/2017	$9.25	0.23	1.10	1.33	(0.17)	—
7/31/2016	$9.63	0.10	0.13	0.23	(0.16)	(0.45)
7/31/2015 (h)	$9.80	0.02	(0.19) (i)	(0.17)	—	—
Class C
1/31/2018 (c)	$10.07	0.03	1.50	1.53	(0.13)	(0.57)
7/31/2017	$8.96	0.11	1.08	1.19	(0.08)	—
7/31/2016	$9.34	0.08	0.05	0.13	(0.06)	(0.45)
7/31/2015	$9.25	0.05	0.55	0.60	(0.04)	(0.47)
7/31/2014	$8.51	0.04	1.23	1.27	(0.04)	(0.49)
7/31/2013	$6.84	0.10	1.93	2.03	(0.17)	(0.19)
Institutional Class(j)
1/31/2018 (c)	$10.42	0.08	1.56	1.64	(0.24)	(0.57)
7/31/2017	$9.26	0.23	1.10	1.33	(0.17)	—
7/31/2016	$9.64	0.18	0.05	0.23	(0.16)	(0.45)
7/31/2015	$9.52	0.15	0.57	0.72	(0.13)	(0.47)
7/31/2014	$8.74	0.12	1.27	1.39	(0.12)	(0.49)
7/31/2013	$7.01	0.18	1.98	2.16	(0.24)	(0.19)
Institutional 2 Class(k)
1/31/2018 (c)	$10.39	0.09	1.55	1.64	(0.24)	(0.57)
7/31/2017	$9.24	0.29	1.04	1.33	(0.18)	—
7/31/2016	$9.63	0.19	0.04	0.23	(0.17)	(0.45)
7/31/2015 (l)	$9.80	0.02	(0.19) (i)	(0.17)	—	—
Institutional 3 Class(m)
1/31/2018 (c)	$10.41	0.09	1.56	1.65	(0.25)	(0.57)
7/31/2017	$9.25	0.32	1.02	1.34	(0.18)	—
7/31/2016	$9.64	0.18	0.06	0.24	(0.18)	(0.45)
7/31/2015 (n)	$9.81	0.02	(0.19) (i)	(0.17)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Value Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.78)	$11.15	16.05%	1.23% (d)	1.15% (d)	1.29% (d)	45%	$79,822
(0.15)	$10.32	14.23%	1.21%	1.16% (e)	1.94%	78%	$72,684
(0.58)	$9.17	2.51%	1.21%	1.19% (e)	1.72%	82%	$96,040
(0.58)	$9.56	7.25%	1.20%	1.18% (e)	1.32%	89%	$103,691
(0.59)	$9.45	16.42% (f)	1.22%	1.18% (e)	1.15%	90%	$34,470
(0.42)	$8.67	31.78%	1.32%	1.16% (e)	2.05%	103%	$20,163

(0.81)	$11.24	16.18%	0.98% (d)	0.90% (d)	1.44% (d)	45%	$8,082
(0.17)	$10.41	14.47%	0.97%	0.91% (e)	2.35%	78%	$5,845
(0.61)	$9.25	2.89%	0.97%	0.94% (e)	1.16%	82%	$2,132
—	$9.63	(1.73%)	0.92% (d)	0.92% (d),(e)	1.11% (d)	89%	$2

(0.70)	$10.90	15.64%	1.98% (d)	1.90% (d)	0.54% (d)	45%	$17,065
(0.08)	$10.07	13.34%	1.96%	1.91% (e)	1.18%	78%	$13,852
(0.51)	$8.96	1.83%	1.96%	1.94% (e)	0.97%	82%	$16,270
(0.51)	$9.34	6.40%	1.95%	1.93% (e)	0.57%	89%	$16,710
(0.53)	$9.25	15.42% (f)	1.96%	1.93% (e)	0.40%	90%	$7,026
(0.36)	$8.51	30.81%	2.07%	1.91% (e)	1.27%	103%	$4,001

(0.81)	$11.25	16.17%	0.97% (d)	0.90% (d)	1.53% (d)	45%	$203,764
(0.17)	$10.42	14.46%	0.97%	0.91% (e)	2.33%	78%	$175,663
(0.61)	$9.26	2.88%	0.95%	0.94% (e)	1.98%	82%	$118,722
(0.60)	$9.64	7.55%	0.94%	0.93% (e)	1.55%	89%	$149,791
(0.61)	$9.52	16.56% (f)	0.95%	0.93% (e)	1.35%	90%	$123,394
(0.43)	$8.74	32.15%	1.08%	0.90% (e)	2.40%	103%	$30,062

(0.81)	$11.22	16.31%	0.84% (d)	0.79% (d)	1.64% (d)	45%	$1,156
(0.18)	$10.39	14.50%	0.85%	0.82%	2.90%	78%	$977
(0.62)	$9.24	2.91%	0.82%	0.82%	2.14%	82%	$9
—	$9.63	(1.73%)	0.80% (d)	0.80% (d)	1.23% (d)	89%	$2

(0.82)	$11.24	16.34%	0.77% (d)	0.74% (d)	1.70% (d)	45%	$488,940
(0.18)	$10.41	14.63%	0.78%	0.77%	3.11%	78%	$447,684
(0.63)	$9.25	2.96%	0.80%	0.80%	2.04%	82%	$909
—	$9.64	(1.73%)	0.75% (d)	0.75% (d)	1.28% (d)	89%	$2
Columbia Disciplined Value Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
1/31/2018 (c)	$10.38	0.08	1.55	1.63	(0.22)	(0.57)
7/31/2017	$9.23	0.21	1.10	1.31	(0.16)	—
7/31/2016	$9.61	0.17	0.05	0.22	(0.15)	(0.45)
7/31/2015	$9.50	0.14	0.56	0.70	(0.12)	(0.47)
7/31/2014	$8.72	0.12	1.26	1.38	(0.11)	(0.49)
7/31/2013	$6.99	0.17	1.98	2.15	(0.23)	(0.19)
Class R
1/31/2018 (c)	$10.33	0.06	1.54	1.60	(0.18)	(0.57)
7/31/2017	$9.19	0.17	1.10	1.27	(0.13)	—
7/31/2016	$9.57	0.13	0.05	0.18	(0.11)	(0.45)
7/31/2015	$9.46	0.10	0.56	0.66	(0.08)	(0.47)
7/31/2014	$8.68	0.07	1.28	1.35	(0.08)	(0.49)
7/31/2013	$6.97	0.14	1.97	2.11	(0.21)	(0.19)
Class T
1/31/2018 (c)	$10.38	0.07	1.55	1.62	(0.21)	(0.57)
7/31/2017	$9.23	0.15	1.15	1.30	(0.15)	—
7/31/2016	$9.61	0.15	0.05	0.20	(0.13)	(0.45)
7/31/2015	$9.50	0.13	0.56	0.69	(0.11)	(0.47)
7/31/2014	$8.72	0.10	1.27	1.37	(0.10)	(0.49)
7/31/2013	$7.00	0.15	1.99	2.14	(0.23)	(0.19)
Class V
1/31/2018 (c)	$10.29	0.07	1.54	1.61	(0.21)	(0.57)
7/31/2017	$9.15	0.19	1.10	1.29	(0.15)	—
7/31/2016	$9.54	0.15	0.04	0.19	(0.13)	(0.45)
7/31/2015	$9.42	0.12	0.57	0.69	(0.10)	(0.47)
7/31/2014	$8.66	0.10	1.25	1.35	(0.10)	(0.49)
7/31/2013	$6.95	0.16	1.96	2.12	(0.22)	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	Advisor Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Institutional 2 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Value Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.79)	$11.22	16.18%	1.06% (d)	1.03% (d)	1.40% (d)	45%	$3
(0.16)	$10.38	14.26%	1.05%	1.05%	2.11%	78%	$3
(0.60)	$9.23	2.77%	1.07%	1.07%	1.84%	82%	$3
(0.59)	$9.61	7.35%	1.03%	1.03%	1.45%	89%	$3
(0.60)	$9.50	16.49% (f)	1.10%	1.05%	1.37%	90%	$3
(0.42)	$8.72	32.01%	1.13%	1.01%	2.23%	103%	$9

(0.75)	$11.18	15.97%	1.48% (d)	1.40% (d)	1.03% (d)	45%	$3,473
(0.13)	$10.33	13.84%	1.47%	1.41% (e)	1.75%	78%	$2,930
(0.56)	$9.19	2.34%	1.46%	1.44% (e)	1.45%	82%	$2,604
(0.55)	$9.57	6.98%	1.45%	1.43% (e)	1.02%	89%	$2,083
(0.57)	$9.46	16.13% (f)	1.44%	1.43% (e)	0.76%	90%	$159
(0.40)	$8.68	31.42%	1.57%	1.41% (e)	1.83%	103%	$9

(0.78)	$11.22	16.06%	1.22% (d)	1.15% (d)	1.32% (d)	45%	$1,817
(0.15)	$10.38	14.14%	1.20%	1.17% (e)	1.53%	78%	$2,209
(0.58)	$9.23	2.61%	1.21%	1.19% (e)	1.72%	82%	$211,366
(0.58)	$9.61	7.21%	1.19%	1.18% (e)	1.30%	89%	$229,401
(0.59)	$9.50	16.32%	1.21%	1.18% (e)	1.15%	90%	$228,749
(0.42)	$8.72	31.75%	1.32%	1.16% (e)	1.98%	103%	$156,758

(0.78)	$11.12	16.10%	1.23% (d)	1.15% (d)	1.29% (d)	45%	$90,317
(0.15)	$10.29	14.15%	1.22%	1.16% (e)	1.98%	78%	$81,312
(0.58)	$9.15	2.50%	1.21%	1.19% (e)	1.72%	82%	$79,008
(0.57)	$9.54	7.33%	1.21%	1.20% (e)	1.29%	89%	$84,026
(0.59)	$9.42	16.15% (f)	1.27%	1.23% (e)	1.11%	90%	$85,696
(0.41)	$8.66	31.74%	1.37%	1.21% (e)	2.03%	103%	$80,761
Columbia Disciplined Value Fund | Semiannual Report 2018	19

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed
20	Columbia Disciplined Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Disciplined Value Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate
22	Columbia Disciplined Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	941,493*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Disciplined Value Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,038,903

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	731,441
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	15,929,818

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24	Columbia Disciplined Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Disciplined Value Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Advisor Class	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class K	0.07
Class R	0.21
Class T	0.21
Class V	0.21
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s
26	Columbia Disciplined Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $68,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	28,896
Class C	10
Class V	737
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	1.15%	1.15%
Advisor Class	0.90	0.90
Class C	1.90	1.90
Institutional Class	0.90	0.90
Institutional 2 Class	0.77	0.82
Institutional 3 Class	0.71	0.77
Class K	1.02	1.07
Class R	1.40	1.40
Class T	1.15	1.15
Class V	1.15	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Disciplined Value Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
688,106,000	214,042,000	(3,711,000)	210,331,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $369,643,356 and $403,704,296, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
28	Columbia Disciplined Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 73.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Value Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Disciplined Value Fund | Semiannual Report 2018

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Columbia Disciplined Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR179_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Inflation Protected Securities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Inflation Protected Securities Fund   |  Semiannual Report 2018

Columbia Inflation Protected Securities Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
David Kennedy
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	1.82	2.36	-0.10	2.55
	Including sales charges		-1.23	-0.72	-0.70	2.24
Class C	Excluding sales charges	03/04/04	1.31	1.53	-0.86	1.77
	Including sales charges		0.31	0.53	-0.86	1.77
Institutional Class*		09/27/10	1.85	2.61	0.13	2.74
Institutional 2 Class*		11/08/12	1.92	2.57	0.25	2.74
Institutional 3 Class*		03/01/17	1.95	2.70	-0.03	2.59
Class K		03/04/04	1.78	2.43	0.02	2.69
Class R*		08/03/09	1.69	2.13	-0.35	2.27
Class T	Excluding sales charges	12/01/06	1.71	2.25	-0.10	2.52
	Including sales charges		-0.82	-0.31	-0.61	2.26
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index			0.81	1.27	0.10	3.04
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Asset-Backed Securities — Non-Agency	0.9
Corporate Bonds & Notes	12.1
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	84.4
Money Market Funds	2.3
Residential Mortgage-Backed Securities - Non-Agency	0.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
AAA rating	77.4
AA rating	3.1
A rating	2.1
BBB rating	8.3
BB rating	9.0
CCC rating	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	17.6	(103.6)	(86.0)
Foreign Currency Derivative Contracts	1.9	(15.9)	(14.0)
Total Notional Market Value of Derivative Contracts	19.5	(119.5)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Inflation Protected Securities Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.20	1,021.22	4.02	4.02	0.79
Class C	1,000.00	1,000.00	1,013.10	1,017.44	7.81	7.83	1.54
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,018.50	1,022.48	2.75	2.75	0.54
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,019.20	1,022.89	2.34	2.35	0.46
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,019.50	1,023.19	2.04	2.04	0.40
Class K	1,000.00	1,000.00	1,017.80	1,021.63	3.61	3.62	0.71
Class R	1,000.00	1,000.00	1,016.90	1,019.96	5.29	5.30	1.04
Class T	1,000.00	1,000.00	1,017.10	1,021.22	4.02	4.02	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VIII Ltd.(a),(b)
Series 2013-8A Class B
3-month USD LIBOR + 1.650% 04/20/2025	3.395%	1,000,000	1,001,862
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.472%	81,492	81,538
Total Asset-Backed Securities — Non-Agency (Cost $1,073,130)			1,083,400

Corporate Bonds & Notes 11.9%

Aerospace & Defense 0.4%
L3 Technologies, Inc.
12/15/2026	3.850%	500,000	504,118
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	310,262
Banking 1.4%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	500,000	511,110
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	500,000	508,640
JPMorgan Chase & Co.(c)
Junior Subordinated
12/31/2049	5.300%	750,000	776,155
Total			1,795,905
Chemicals 0.2%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	309,773
Diversified Manufacturing 0.4%
General Electric Co.
10/09/2022	2.700%	500,000	490,670
Electric 0.9%
Duke Energy Corp.
09/01/2026	2.650%	430,000	401,341
FirstEnergy Corp.
11/15/2031	7.375%	500,000	673,164
Total			1,074,505
Food and Beverage 0.4%
Molson Coors Brewing Co.
07/15/2046	4.200%	500,000	498,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.0%
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	648,679
Murphy Oil Corp.
06/01/2022	4.000%	150,000	150,158
Murphy Oil Corp.(c)
12/01/2022	4.450%	500,000	502,587
Total			1,301,424
Integrated Energy 0.4%
BP Capital Markets PLC
04/14/2027	3.588%	500,000	508,276
Metals and Mining 2.1%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	496,714
Glencore Finance Canada Ltd.(a),(c)
10/25/2042	5.550%	500,000	554,572
Teck Resources Ltd.
02/01/2043	5.400%	750,000	769,641
Vale Overseas Ltd.
01/11/2022	4.375%	250,000	258,969
Vale SA
09/11/2042	5.625%	500,000	563,553
Total			2,643,449
Midstream 2.0%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	86,638
Energy Transfer LP
03/15/2045	5.150%	500,000	496,162
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	744,446
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	500,000	496,088
TransCanada Trust(c)
Subordinated
03/15/2077	5.300%	250,000	258,571
Williams Partners LP
01/15/2025	3.900%	500,000	506,318
Total			2,588,223
Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/2042	5.250%	250,000	165,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.5%
Apple, Inc.
02/23/2046	4.650%		500,000	567,966
Wirelines 1.9%
AT&T, Inc.(a)
08/15/2026	7.300%		500,000	599,491
AT&T, Inc.
02/14/2050	5.150%		625,000	632,034
Telecom Italia Capital SA
06/04/2038	7.721%		500,000	649,955
Verizon Communications, Inc.
08/21/2046	4.862%		450,000	468,610
Total				2,350,090
Total Corporate Bonds & Notes (Cost $14,083,720)				15,108,175

Foreign Government Obligations(d) 0.2%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%		250,000	225,868
Total Foreign Government Obligations (Cost $230,575)				225,868

Inflation-Indexed Bonds(e) 83.3%

Brazil 6.5%
Brazil Notas do Tesouro Nacional
08/15/2018	6.000%	BRL	22,119,041	7,254,412
08/15/2040	6.000%	BRL	2,813,708	1,025,019
Total				8,279,431
Mexico 0.8%
Mexican Udibonos
11/15/2040	4.000%	MXN	17,156,941	1,015,715
New Zealand 1.7%
New Zealand Government Bond(a)
09/20/2025	2.000%	NZD	2,852,630	2,229,669
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 74.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	1,316,663	1,311,236
01/15/2022	0.125%	2,997,060	2,965,868
04/15/2022	0.125%	709,996	699,803
01/15/2023	0.125%	17,205,265	16,932,653
01/15/2024	0.625%	11,628,870	11,718,392
01/15/2025	0.250%	16,142,320	15,819,801
07/15/2025	0.375%	4,992,816	4,941,645
01/15/2027	2.375%	8,990,299	10,379,531
07/15/2027	0.375%	655,447	643,312
01/15/2028	1.750%	6,829,152	7,568,657
01/15/2029	2.500%	5,457,275	6,526,220
02/15/2042	0.750%	3,657,027	3,644,261
02/15/2043	0.625%	1,984,847	1,917,381
U.S. Treasury Inflation-Indexed Bond(f)
02/15/2047	0.875%	9,043,461	9,253,847
Total			94,322,607
Total Inflation-Indexed Bonds (Cost $106,481,558)			105,847,422

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	152,548	151,123
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $153,390)			151,123

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(g),(h)	2,934,951	2,934,951
Total Money Market Funds (Cost $2,934,740)		2,934,951
Total Investments (Cost: $124,957,113)		125,350,939
Other Assets & Liabilities, Net		1,669,280
Net Assets		127,020,219

At January 31, 2018, securities and/or cash totaling $1,057,412 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,603,930 MXN	907,185 USD	HSBC	02/26/2018	—	(35,205)
10,498,475 NOK	1,335,847 USD	HSBC	02/26/2018	—	(26,918)
2,926,000 NZD	2,095,762 USD	HSBC	02/26/2018	—	(59,945)
1,295,832 USD	10,500,000 NOK	HSBC	02/26/2018	67,130	—
28,677,000 BRL	8,767,580 USD	Standard Chartered	02/26/2018	—	(211,393)
293,819 USD	952,413 BRL	Standard Chartered	02/26/2018	4,390	—
Total				71,520	(333,461)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	40	03/2018	USD	8,553,006	—	(50,701)
U.S. Treasury Ultra 10-Year Note	45	03/2018	USD	5,938,931	—	(143,523)
Total					—	(194,224)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(49)	03/2018	USD	(5,644,036)	89,674	—
U.S. Ultra Bond	(29)	03/2018	USD	(4,748,669)	120,712	—
Total					210,386	—

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	Receives At termination, Pays At termination	Barclays	10/21/2018	USD	4,000,000	(65,989)	—	—	—	—	(65,989)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	Receives At termination, Pays At termination	Barclays	12/03/2018	USD	10,000,000	(85,075)	—	—	—	—	(85,075)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	Receives At termination, Pays At termination	Goldman Sachs International	09/24/2018	USD	1,000,000	(23,265)	—	—	—	—	(23,265)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	Receives At termination, Pays At termination	Goldman Sachs International	12/08/2018	USD	10,000,000	(57,039)	—	—	—	—	(57,039)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives At termination, Pays At termination	Goldman Sachs International	01/14/2021	USD	10,000,000	302,077	—	—	—	302,077	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	Receives At termination, Pays At termination	JPMorgan	10/08/2018	USD	5,000,000	(106,678)	—	—	—	—	(106,678)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives At termination, Pays At termination	JPMorgan	01/13/2021	USD	20,000,000	561,113	—	—	—	561,113	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives At termination, Pays At termination	JPMorgan	01/09/2025	USD	10,000,000	175,062	—	—	—	175,062	—
Total							700,206	—	—	—	1,038,252	(338,046)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	535,017	—	—	535,017	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	328,552	—	—	328,552	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	214,380	—	—	214,380	—
Total							1,077,949	—	—	1,077,949	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $4,553,770, which represents 3.59% of net assets.
(b)	Variable rate security.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	509,978	12,498,514	(10,073,541)	2,934,951	(40)	211	16,948	2,934,951
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,083,400	—	—	1,083,400
Corporate Bonds & Notes	—	15,108,175	—	—	15,108,175
Foreign Government Obligations	—	225,868	—	—	225,868
Inflation-Indexed Bonds	—	105,847,422	—	—	105,847,422
Residential Mortgage-Backed Securities - Non-Agency	—	151,123	—	—	151,123
Money Market Funds	—	—	—	2,934,951	2,934,951
Total Investments	—	122,415,988	—	2,934,951	125,350,939
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	71,520	—	—	71,520
Futures Contracts	210,386	—	—	—	210,386
Swap Contracts	—	2,116,201	—	—	2,116,201
Liability
Forward Foreign Currency Exchange Contracts	—	(333,461)	—	—	(333,461)
Futures Contracts	(194,224)	—	—	—	(194,224)
Swap Contracts	—	(338,046)	—	—	(338,046)
Total	16,162	123,932,202	—	2,934,951	126,883,315
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$122,022,373
Investments in affiliated issuers, at cost	2,934,740
Investments in unaffiliated issuers, at value	122,415,988
Investments in affiliated issuers, at value	2,934,951
Foreign currency (identified cost $284,754)	288,358
Cash collateral held at broker for:
Swap contracts	310,000
Margin deposits on:
Futures contracts	73,420
Swap contracts	356,159
Unrealized appreciation on forward foreign currency exchange contracts	71,520
Unrealized appreciation on swap contracts	1,038,252
Receivable for:
Capital shares sold	136,336
Dividends	3,343
Interest	315,955
Foreign tax reclaims	752
Variation margin for futures contracts	8,938
Expense reimbursement due from Investment Manager	1,342
Prepaid expenses	1,484
Other assets	34,119
Total assets	127,990,917
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	333,461
Unrealized depreciation on swap contracts	338,046
Payable for:
Capital shares purchased	145,180
Variation margin for futures contracts	35,469
Variation margin for swap contracts	16,914
Management services fees	1,771
Distribution and/or service fees	560
Transfer agent fees	13,556
Compensation of board members	52,890
Compensation of chief compliance officer	15
Other expenses	32,836
Total liabilities	970,698
Net assets applicable to outstanding capital stock	$127,020,219
Represented by
Paid in capital	137,631,662
Excess of distributions over net investment income	(90,478)
Accumulated net realized loss	(12,451,015)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	393,615
Investments - affiliated issuers	211
Foreign currency translations	3,848
Forward foreign currency exchange contracts	(261,941)
Futures contracts	16,162
Swap contracts	1,778,155
Total - representing net assets applicable to outstanding capital stock	$127,020,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$47,146,109
Shares outstanding	5,049,059
Net asset value per share	$9.34
Maximum offering price per share(a)	$9.63
Class C
Net assets	$5,754,536
Shares outstanding	630,849
Net asset value per share	$9.12
Institutional Class(b)
Net assets	$18,416,320
Shares outstanding	1,961,313
Net asset value per share	$9.39
Institutional 2 Class(c)
Net assets	$681,180
Shares outstanding	72,660
Net asset value per share	$9.37
Institutional 3 Class(d)
Net assets	$49,104,920
Shares outstanding	5,175,927
Net asset value per share	$9.49
Class K
Net assets	$47,969
Shares outstanding	5,126
Net asset value per share	$9.36
Class R
Net assets	$5,705,418
Shares outstanding	616,242
Net asset value per share	$9.26
Class T
Net assets	$163,767
Shares outstanding	17,511
Net asset value per share	$9.35
Maximum offering price per share(e)	$9.59

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(e)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$16,948
Interest	1,744,528
Total income	1,761,476
Expenses:
Management services fees	324,770
Distribution and/or service fees
Class A	61,879
Class B	1
Class C	33,149
Class R	14,369
Class T	225
Transfer agent fees
Class A	42,871
Class C	5,611
Institutional Class(a)	15,381
Institutional 2 Class(b)	233
Institutional 3 Class(c)	2,059
Class K	16
Class R	4,861
Class T	153
Plan administration fees
Class K	59
Compensation of board members	10,462
Custodian fees	29,051
Printing and postage fees	12,231
Registration fees	59,477
Audit fees	22,287
Legal fees	4,026
Compensation of chief compliance officer	15
Other	15,719
Total expenses	658,905
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(235,909)
Total net expenses	422,996
Net investment income	1,338,480
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,412)
Investments — affiliated issuers	(40)
Foreign currency translations	(2,795)
Forward foreign currency exchange contracts	136,364
Futures contracts	(144,398)
Swap contracts	(11,748)
Net realized loss	(48,029)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	161,283
Investments — affiliated issuers	211
Foreign currency translations	2,797
Forward foreign currency exchange contracts	(200,093)
Futures contracts	11,441
Swap contracts	991,637
Net change in unrealized appreciation (depreciation)	967,276
Net realized and unrealized gain	919,247
Net increase in net assets resulting from operations	$2,257,727

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(b)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(c)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$1,338,480	$3,827,945
Net realized loss	(48,029)	(252,889)
Net change in unrealized appreciation (depreciation)	967,276	(810,297)
Net increase in net assets resulting from operations	2,257,727	2,764,759
Distributions to shareholders
Net investment income
Class A	(1,161,178)	—
Class C	(111,274)	—
Institutional Class(a)	(484,547)	—
Institutional 2 Class(b)	(17,680)	—
Institutional 3 Class(c)	(1,150,159)	—
Class K	(1,108)	—
Class R	(121,059)	—
Class T	(4,178)	—
Total distributions to shareholders	(3,051,183)	—
Increase (decrease) in net assets from capital stock activity	4,954,548	(45,860,066)
Total increase (decrease) in net assets	4,161,092	(43,095,307)
Net assets at beginning of period	122,859,127	165,954,434
Net assets at end of period	$127,020,219	$122,859,127
Undistributed (excess of distributions over) net investment income	$(90,478)	$1,622,225

(a)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(b)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(c)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	172,978	1,610,124	1,958,018	18,160,601
Distributions reinvested	119,742	1,111,202	—	—
Redemptions	(715,797)	(6,682,670)	(2,780,160)	(25,783,267)
Net decrease	(423,077)	(3,961,344)	(822,142)	(7,622,666)
Class B(c)
Subscriptions	—	—	639	5,833
Redemptions (b)	(1,135)	(9,848)	(10,799)	(98,604)
Net decrease	(1,135)	(9,848)	(10,160)	(92,771)
Class C
Subscriptions	34,104	311,793	258,204	2,341,979
Distributions reinvested	10,371	94,270	—	—
Redemptions	(194,273)	(1,773,073)	(234,935)	(2,136,220)
Net increase (decrease)	(149,798)	(1,367,010)	23,269	205,759
Class I(d)
Subscriptions	—	—	73,753	689,841
Redemptions	—	—	(9,284,450)	(87,870,173)
Net decrease	—	—	(9,210,697)	(87,180,332)
Institutional Class(e)
Subscriptions	704,063	6,589,243	2,728,102	25,437,540
Distributions reinvested	51,487	479,863	—	—
Redemptions	(747,619)	(6,984,129)	(1,736,286)	(16,264,406)
Net increase	7,931	84,977	991,816	9,173,134
Institutional 2 Class(f)
Subscriptions	9,081	84,952	65,038	611,566
Distributions reinvested	1,869	17,404	—	—
Redemptions	(8,234)	(76,571)	(1,179)	(11,108)
Net increase	2,716	25,785	63,859	600,458
Institutional 3 Class(g)
Subscriptions	1,052,456	10,004,151	7,330,572	69,859,009
Distributions reinvested	122,069	1,149,891	—	—
Redemptions	(95,415)	(904,946)	(3,233,755)	(30,682,749)
Net increase	1,079,110	10,249,096	4,096,817	39,176,260
Class K
Subscriptions	211	1,979	457	4,265
Distributions reinvested	93	861	—	—
Redemptions	(20)	(187)	(278)	(2,586)
Net increase	284	2,653	179	1,679
Class R
Subscriptions	173,850	1,607,785	173,518	1,605,359
Distributions reinvested	2,057	18,945	—	—
Redemptions	(180,650)	(1,667,282)	(180,484)	(1,667,775)
Net decrease	(4,743)	(40,552)	(6,966)	(62,416)
Class T
Subscriptions	—	—	12	110
Distributions reinvested	423	3,938	—	—
Redemptions	(3,531)	(33,147)	(6,378)	(59,281)
Net decrease	(3,108)	(29,209)	(6,366)	(59,171)
Total net increase (decrease)	508,180	4,954,548	(4,880,391)	(45,860,066)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets   (continued)
(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

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Columbia Inflation Protected Securities Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class A
1/31/2018 (c)	$9.39	0.09	0.08	—	0.17	(0.22)	—	—
7/31/2017	$9.24	0.21	(0.07)	0.01	0.15	—	—	—
7/31/2016	$8.85	0.22	0.17	—	0.39	—	—	—
7/31/2015	$9.46	0.11	(0.68)	—	(0.57)	(0.04)	—	—
7/31/2014	$9.73	0.19	0.21	—	0.40	(0.11)	(0.52)	(0.04)
7/31/2013	$11.38	0.08	(0.66)	—	(0.58)	(0.11)	(0.96)	—
Class C
1/31/2018 (c)	$9.15	0.06	0.06	—	0.12	(0.15)	—	—
7/31/2017	$9.06	0.14	(0.06)	0.01	0.09	—	—	—
7/31/2016	$8.74	0.15	0.17	—	0.32	—	—	—
7/31/2015	$9.40	0.04	(0.67)	—	(0.63)	(0.03)	—	—
7/31/2014	$9.68	0.12	0.20	—	0.32	(0.04)	(0.52)	(0.04)
7/31/2013	$11.36	(0.00) (g)	(0.65)	—	(0.65)	(0.07)	(0.96)	—
Institutional Class(h)
1/31/2018 (c)	$9.46	0.10	0.07	—	0.17	(0.24)	—	—
7/31/2017	$9.28	0.25	(0.08)	0.01	0.18	—	—	—
7/31/2016	$8.86	0.24	0.18	—	0.42	—	—	—
7/31/2015	$9.45	0.12	(0.66)	—	(0.54)	(0.05)	—	—
7/31/2014	$9.73	0.28	0.13	—	0.41	(0.13)	(0.52)	(0.04)
7/31/2013	$11.38	0.11	(0.66)	—	(0.55)	(0.14)	(0.96)	—
Institutional 2 Class(i)
1/31/2018 (c)	$9.44	0.10	0.08	—	0.18	(0.25)	—	—
7/31/2017	$9.26	0.23	(0.06)	0.01	0.18	—	—	—
7/31/2016	$8.84	0.25	0.17	—	0.42	—	—	—
7/31/2015	$9.42	0.13	(0.66)	—	(0.53)	(0.05)	—	—
7/31/2014	$9.69	0.34	0.10	—	0.44	(0.15)	(0.52)	(0.04)
7/31/2013 (j)	$11.49	0.09	(0.86)	—	(0.77)	(0.07)	(0.96)	—
Institutional 3 Class(k)
1/31/2018 (c)	$9.56	0.11	0.07	—	0.18	(0.25)	—	—
7/31/2017 (l)	$9.48	0.12	(0.04)	—	0.08	—	—	—
Class K
1/31/2018 (c)	$9.42	0.10	0.07	—	0.17	(0.23)	—	—
7/31/2017	$9.25	0.22	(0.06)	0.01	0.17	—	—	—
7/31/2016	$8.85	0.23	0.17	—	0.40	—	—	—
7/31/2015	$9.45	0.13	(0.68)	—	(0.55)	(0.05)	—	—
7/31/2014	$9.72	0.22	0.19	—	0.41	(0.12)	(0.52)	(0.04)
7/31/2013	$11.38	0.09	(0.66)	—	(0.57)	(0.13)	(0.96)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.22)	$9.34	1.82%	1.17% (d)	0.79% (d)	1.98% (d)	2%	$47,146
—	$9.39	1.62% (e)	1.10%	0.80%	2.23%	26%	$51,405
—	$9.24	4.41%	1.03%	0.79% (f)	2.51%	60%	$58,151
(0.04)	$8.85	(6.01%)	1.21%	0.82% (f)	1.16%	88%	$70,528
(0.67)	$9.46	4.46%	1.15%	0.85%	1.97%	91%	$93,302
(1.07)	$9.73	(5.69%)	1.06%	0.85% (f)	0.72%	114%	$149,612

(0.15)	$9.12	1.31%	1.92% (d)	1.54% (d)	1.23% (d)	2%	$5,755
—	$9.15	0.99% (e)	1.86%	1.55%	1.51%	26%	$7,140
—	$9.06	3.66%	1.79%	1.54% (f)	1.75%	60%	$6,864
(0.03)	$8.74	(6.77%)	1.96%	1.57% (f)	0.41%	88%	$10,399
(0.60)	$9.40	3.64%	1.90%	1.60%	1.27%	91%	$12,651
(1.03)	$9.68	(6.40%)	1.81%	1.60% (f)	(0.02%)	114%	$15,310

(0.24)	$9.39	1.85%	0.92% (d)	0.54% (d)	2.20% (d)	2%	$18,416
—	$9.46	1.94% (e)	0.87%	0.55%	2.64%	26%	$18,473
—	$9.28	4.74%	0.78%	0.54% (f)	2.74%	60%	$8,919
(0.05)	$8.86	(5.74%)	0.96%	0.57% (f)	1.29%	88%	$9,618
(0.69)	$9.45	4.61%	0.91%	0.60%	3.03%	91%	$11,631
(1.10)	$9.73	(5.49%)	0.81%	0.60% (f)	1.04%	114%	$1,734

(0.25)	$9.37	1.92%	0.82% (d)	0.46% (d)	2.19% (d)	2%	$681
—	$9.44	1.94% (e)	0.74%	0.48%	2.44%	26%	$661
—	$9.26	4.75%	0.68%	0.45%	2.85%	60%	$56
(0.05)	$8.84	(5.62%)	0.68%	0.42%	1.47%	88%	$77
(0.71)	$9.42	4.88%	0.68%	0.45%	3.79%	91%	$93
(1.03)	$9.69	(7.27%)	0.64% (d)	0.47% (d)	1.16% (d)	114%	$2

(0.25)	$9.49	1.95%	0.76% (d)	0.40% (d)	2.32% (d)	2%	$49,105
—	$9.56	0.84%	0.72% (d)	0.43% (d)	2.91% (d)	26%	$39,152

(0.23)	$9.36	1.78%	1.07% (d)	0.71% (d)	2.02% (d)	2%	$48
—	$9.42	1.84% (e)	0.99%	0.73%	2.32%	26%	$46
—	$9.25	4.52%	0.93%	0.71%	2.62%	60%	$43
(0.05)	$8.85	(5.87%)	0.93%	0.67%	1.39%	88%	$38
(0.68)	$9.45	4.60%	0.91%	0.71%	2.32%	91%	$40
(1.09)	$9.72	(5.65%)	0.89%	0.72%	0.88%	114%	$48
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class R
1/31/2018 (c)	$9.30	0.08	0.08	—	0.16	(0.20)	—	—
7/31/2017	$9.17	0.18	(0.06)	0.01	0.13	—	—	—
7/31/2016	$8.81	0.20	0.16	—	0.36	—	—	—
7/31/2015	$9.43	0.08	(0.66)	—	(0.58)	(0.04)	—	—
7/31/2014	$9.70	0.18	0.20	—	0.38	(0.09)	(0.52)	(0.04)
7/31/2013	$11.36	0.06	(0.66)	—	(0.60)	(0.10)	(0.96)	—
Class T
1/31/2018 (c)	$9.41	0.09	0.07	—	0.16	(0.22)	—	—
7/31/2017	$9.25	0.21	(0.06)	0.01	0.16	—	—	—
7/31/2016	$8.86	0.21	0.18	—	0.39	—	—	—
7/31/2015	$9.47	0.02	(0.59)	—	(0.57)	(0.04)	—	—
7/31/2014	$9.74	0.24	0.16	—	0.40	(0.11)	(0.52)	(0.04)
7/31/2013	$11.40	0.08	(0.66)	—	(0.58)	(0.12)	(0.96)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(l)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	$9.26	1.69%	1.42% (d)	1.04% (d)	1.72% (d)	2%	$5,705
—	$9.30	1.42% (e)	1.36%	1.05%	1.99%	26%	$5,778
—	$9.17	4.09%	1.28%	1.04% (f)	2.27%	60%	$5,760
(0.04)	$8.81	(6.20%)	1.46%	1.07% (f)	0.93%	88%	$5,272
(0.65)	$9.43	4.20%	1.40%	1.10%	1.93%	91%	$5,776
(1.06)	$9.70	(5.96%)	1.31%	1.10% (f)	0.54%	114%	$4,824

(0.22)	$9.35	1.71%	1.17% (d)	0.79% (d)	2.00% (d)	2%	$164
—	$9.41	1.73% (e)	1.10%	0.80%	2.25%	26%	$194
—	$9.25	4.40%	1.03%	0.79% (f)	2.47%	60%	$250
(0.04)	$8.86	(6.00%)	1.22%	0.83% (f)	0.20%	88%	$396
(0.67)	$9.47	4.44%	1.16%	0.85%	2.59%	91%	$76,624
(1.08)	$9.74	(5.74%)	1.06%	0.85% (f)	0.75%	114%	$38,778
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	21

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders. Advisor Class shares commenced operations on March 1, 2018.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
22	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
24	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	71,520
Interest rate risk	Net assets — unrealized appreciation on futures contracts	210,386*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	2,116,201*
Total		2,398,107

26	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	333,461
Interest rate risk	Net assets — unrealized depreciation on futures contracts	194,224*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	338,046*
Total		865,731

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	136,364	—	—	136,364
Interest rate risk	—	(144,398)	(11,748)	(156,146)
Total	136,364	(144,398)	(11,748)	(19,782)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(200,093)	—	—	(200,093)
Interest rate risk	—	11,441	991,637	1,003,078
Total	(200,093)	11,441	991,637	802,985
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	13,666,459
Futures contracts — short	9,873,613

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	225,012	(205,571)
Interest rate swap contracts	1,857,756	(388,535)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2018:
	Barclays ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	67,130	-	-	4,390	71,520
OTC interest rate swap contracts (a)	-	302,077	-	736,175	-	-	1,038,252
Total assets	-	302,077	67,130	736,175	-	4,390	1,109,772
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	16,914	-	16,914
Forward foreign currency exchange contracts	-	-	122,068	-	-	211,393	333,461
OTC interest rate swap contracts (a)	151,064	80,304	-	106,678	-	-	338,046
Total liabilities	151,064	80,304	122,068	106,678	16,914	211,393	688,421
Total financial and derivative net assets	(151,064)	221,773	(54,938)	629,497	(16,914)	(207,003)	421,351
Total collateral received (pledged) (c)	(151,064)	-	-	540,000	-	(207,003)	181,933
Net amount (d)	-	221,773	(54,938)	89,497	(16,914)	-	239,418

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
28	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.51% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class K	0.07
Class R	0.17
Class T	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
30	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $156,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	5,978
Class C	279
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.80%	0.80%
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.44	0.48
Institutional 3 Class	0.38	0.43
Class K	0.69	0.73
Class R	1.05	1.05
Class T	0.80	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
124,957,000	4,141,000	(2,215,000)	1,926,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	2,659,592	9,037,594	11,697,186
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,742,352 and $3,142,004, respectively, for the six months ended January 31, 2018, of which $1,355,342 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
32	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Inflation protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 77.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Inflation Protected Securities Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Inflation Protected Securities Fund | Semiannual Report 2018	35

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Columbia Inflation Protected Securities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR165_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Global Opportunities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Opportunities Fund   |  Semiannual Report 2018

Columbia Global Opportunities Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Opportunities Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
Portfolio management
Jeffrey Knight, CFA
Lead Portfolio Manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Co-Portfolio Manager
Managed Fund since January 2017
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	9.85	20.73	6.98	4.96
	Including sales charges		3.56	13.80	5.72	4.34
Advisor Class*		11/08/12	10.02	21.04	7.21	5.08
Class C	Excluding sales charges	06/26/00	9.47	19.86	6.20	4.18
	Including sales charges		8.47	18.86	6.20	4.18
Institutional Class*		09/27/10	10.05	21.10	7.25	5.16
Institutional 2 Class*		11/08/12	10.07	21.16	7.36	5.15
Institutional 3 Class*		03/01/17	10.04	21.09	7.05	4.99
Class K		03/20/95	9.89	20.72	7.09	5.09
Class R		12/11/06	9.79	20.46	6.69	4.69
Class T*	Excluding sales charges	06/25/14	9.90	20.73	6.93	4.93
	Including sales charges		7.16	17.73	6.40	4.67
Blended Benchmark			8.18	16.98	6.20	4.98
Bloomberg Barclays Global Aggregate Index			2.36	7.46	1.22	2.93
MSCI ACWI All Cap Index (Net)			14.23	27.21	11.16	6.45
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to December 14, 2012 reflects returns achieved pursuant to different principal investment strategies.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Barclays Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Opportunities Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2018)
Columbia Commodity Strategy Fund, Institutional 3 Class (United States)	6.3
Sweden Government Bond 05/12/2028 0.750% (Sweden)	2.1
Columbia Diversified Absolute Return Fund, Institutional 3 Class (United States)	2.1
Columbia Mortgage Opportunities Fund, Institutional 3 Class (United States)	2.0
Apple, Inc. (United States)	1.5
Microsoft Corp. (United States)	1.4
Netherlands Government Bond 07/15/2027 0.750% (Netherlands)	1.4
Amazon.com, Inc. (United States)	1.2
JPMorgan Chase & Co. (United States)	1.2
Berkshire Hathaway, Inc., Class B (United States)	1.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at January 31, 2018)
Consumer Discretionary	12.5
Consumer Staples	8.6
Energy	5.9
Financials	20.4
Health Care	10.5
Industrials	11.0
Information Technology	20.3
Materials	4.9
Real Estate	2.6
Telecommunication Services	1.8
Utilities	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at January 31, 2018)
Argentina	0.2
Australia	0.4
Belgium	0.4
Bermuda	0.0 (a)
Brazil	0.4
Canada	1.0
Cayman Islands	0.2
China	3.0
Cyprus	0.1
Denmark	0.7
Finland	0.5
France	3.1
Germany	0.7
Hong Kong	0.4
India	0.9
Indonesia	0.3
Ireland	0.8
Israel	0.6
Italy	0.8
Japan	8.3
Malta	0.0 (a)
Mexico	0.1
Netherlands	2.3
Norway	0.4
Peru	0.1
Philippines	0.1
Poland	0.1
Portugal	0.0 (a)
Puerto Rico	0.0 (a)
Russian Federation	0.8
Singapore	1.0
South Africa	0.5
South Korea	1.6
Spain	1.3
Sweden	2.3
Switzerland	1.1
Taiwan	0.6
Thailand	0.5
United Kingdom	4.3
United States(b)	60.1
Virgin Islands	0.0 (a)
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Opportunities Fund | Semiannual Report 2018	3

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	94.8	(29.0)	65.8
Equity Derivative Contracts	12.9	(29.5)	(16.6)
Foreign Currency Derivative Contracts	65.8	(15.0)	50.8
Total Notional Market Value of Derivative Contracts	173.5	(73.5)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
4	Columbia Global Opportunities Fund | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,098.50	1,019.61	5.87	5.65	1.11
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,100.20	1,020.87	4.55	4.38	0.86
Class C	1,000.00	1,000.00	1,094.70	1,015.83	9.82	9.45	1.86
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,100.50	1,020.87	4.55	4.38	0.86
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,100.70	1,021.07	4.34	4.18	0.82
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,100.40	1,021.12	4.29	4.13	0.81
Class K	1,000.00	1,000.00	1,098.90	1,019.86	5.61	5.40	1.06
Class R	1,000.00	1,000.00	1,097.90	1,018.35	7.19	6.92	1.36
Class T	1,000.00	1,000.00	1,099.00	1,019.41	6.08	5.85	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Global Opportunities Fund | Semiannual Report 2018	5

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.9%
	Shares	Value ($)
United States 6.9%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,717,081	33,559,265
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	1,128,306	10,978,421
Total		44,537,686
Total Alternative Strategies Funds (Cost $42,497,944)		44,537,686

Common Stocks 62.8%
Issuer	Shares	Value ($)
Argentina 0.2%
Banco Macro SA, ADR	11,680	1,267,747
Loma Negra Cia Industrial Argentina SA, ADR(b)	12,369	293,888
Total		1,561,635
Australia 0.4%
Fortescue Metals Group Ltd.	270,109	1,072,662
Macquarie Group Ltd.	21,515	1,785,252
Total		2,857,914
Belgium 0.1%
Ablynx NV(b)	14,905	811,272
Bermuda 0.0%
Third Point Reinsurance Ltd.(b)	1,000	14,250
Brazil 0.5%
B3 SA - Brasil Bolsa Balcao	35,600	291,415
BB Seguridade Participacoes SA	23,900	233,374
Fleury SA	73,200	689,265
Itaú Unibanco Holding SA, ADR	63,385	1,039,514
Petroleo Brasileiro SA, ADR(b)	50,953	680,732
Total		2,934,300
Canada 1.0%
Cott Corp.	116,753	1,947,782
First Quantum Minerals Ltd.	19,421	289,578
Parex Resources(b)	27,624	412,563
Suncor Energy, Inc.	79,087	2,866,904
Ultra Petroleum Corp.(b)	15,800	110,284
Yamana Gold, Inc.	317,836	1,093,356
Total		6,720,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Cayman Islands 0.2%
Pagseguro Digital Ltd., Class A(b)	34,691	969,267
Sogou, Inc., ADR(b)	21,374	219,725
Sunny Optical Technology Group Co., Ltd.	22,900	315,647
Total		1,504,639
China 3.0%
Alibaba Group Holding Ltd., ADR(b)	19,585	4,001,020
Baidu, Inc., ADR(b)	1,685	416,060
China Merchants Bank Co., Ltd., Class H	167,000	815,349
CSPC Pharmaceutical Group Ltd.	122,000	270,262
Ctrip.com International Ltd., ADR(b)	6,385	298,690
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	40,285	254,981
Industrial & Commercial Bank of China Ltd., Class H	1,029,000	969,285
Midea Group Co., Ltd., Class A	44,000	418,035
NetEase, Inc., ADR	1,823	583,652
New Oriental Education & Technology Group, Inc., ADR	8,899	819,509
Nexteer Automotive Group Ltd.	204,000	434,382
Ping An Insurance Group Co. of China Ltd., Class H	104,500	1,230,800
Tencent Holdings Ltd.	81,900	4,839,262
WH Group Ltd.	2,006,500	2,480,844
Wuliangye Yibin Co., Ltd.	95,300	1,278,200
Wuxi Biologics Cayman, Inc.(b)	40,500	278,332
Total		19,388,663
Cyprus 0.1%
TCS Group Holding PLC, GDR(c)	19,188	418,298
Denmark 0.7%
Novo Nordisk A/S, Class B	48,846	2,716,700
Royal UNIBREW A/S	27,081	1,645,325
Total		4,362,025
Finland 0.5%
UPM-Kymmene OYJ	88,601	2,985,469
France 2.4%
Aperam SA	22,642	1,346,525
AXA SA	102,252	3,363,565
BNP Paribas SA	31,408	2,597,040
Capgemini SE	19,193	2,548,518
Casino Guichard Perrachon SA	23,636	1,381,869
DBV Technologies SA ADR(b)	6,192	143,407

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	24,569	2,169,418
VINCI SA	19,023	2,054,766
Total		15,605,108
Germany 0.7%
Allianz SE, Registered Shares	4,279	1,081,112
Continental AG	4,213	1,264,248
Covestro AG	19,373	2,226,784
Total		4,572,144
Hong Kong 0.4%
AIA Group Ltd.	106,200	907,108
Galaxy Entertainment Group Ltd.	34,000	299,944
Techtronic Industries Co., Ltd.	164,500	1,095,594
Total		2,302,646
India 0.9%
AU Small Finance Bank Ltd.(b)	10,409	107,447
Bajaj Finance Ltd.	7,824	205,914
Bharat Petroleum Corp., Ltd.	43,445	336,269
Ceat Ltd.	20,633	590,682
Eicher Motors Ltd.	2,371	1,002,609
HDFC Bank Ltd., ADR	4,201	456,187
HDFC Standard Life Insurance Co., Ltd.	54,000	362,526
Indraprastha Gas Ltd.	104,530	500,366
Motilal Oswal Financial Services Ltd.	13,536	273,620
Natco Pharma Ltd.	18,298	272,411
Tejas Networks Ltd.(b)	102,691	610,990
UPL Ltd.	104,038	1,228,417
Total		5,947,438
Indonesia 0.3%
PT Ace Hardware Indonesia Tbk	3,154,700	318,097
PT Bank Central Asia Tbk	345,000	585,735
PT Bank Rakyat Indonesia Persero Tbk	3,371,000	931,598
PT Pakuwon Jati Tbk	6,725,200	355,924
Total		2,191,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.8%
Amarin Corp. PLC, ADR(b)	37,937	142,264
Ingersoll-Rand PLC	31,525	2,983,211
Shire PLC	21,113	997,494
Smurfit Kappa Group PLC	21,989	771,510
Total		4,894,479
Israel 0.7%
Bank Hapoalim BM	298,090	2,231,611
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,146,079	1,891,949
Caesarstone Ltd.(b)	4,200	89,040
Total		4,212,600
Italy 0.1%
Esprinet SpA	126,312	693,156
Japan 6.5%
Amano Corp.	49,800	1,353,447
BayCurrent Consulting, Inc.	35,200	1,116,439
Benefit One, Inc.	71,600	1,809,156
CYBERDYNE, Inc.(b)	18,100	313,704
Digital Arts, Inc.	29,900	1,112,461
Elecom Co., Ltd.	40,000	955,388
Hitachi Capital Corp.	46,100	1,273,225
Hoya Corp.	18,900	970,761
Invincible Investment Corp.	2,908	1,348,153
ITOCHU Corp.	135,600	2,668,160
Katitas Co., Ltd.(b)	27,000	784,007
Keyence Corp.	1,400	855,550
Koito Manufacturing Co., Ltd.	13,500	953,614
Matsumotokiyoshi Holdings Co., Ltd.	53,000	2,177,604
Miraca Holdings, Inc.	34,000	1,553,025
Mitsubishi UFJ Financial Group, Inc.	114,400	865,021
Nihon M&A Center, Inc.	40,500	2,416,593
Nippon Telegraph & Telephone Corp.	50,100	2,399,023
ORIX Corp.	121,500	2,275,899
Shinmaywa Industries Ltd.	206,500	1,986,687
SoftBank Group Corp.	23,900	1,985,801
Sony Corp.	37,400	1,793,744
Starts Corp., Inc.	38,100	1,063,438
Subaru Corp.	29,100	969,277

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	52,200	2,350,877
Takuma Co., Ltd.	155,100	2,107,587
Toyota Motor Corp.	17,200	1,185,035
Trancom Co., Ltd.	19,400	1,445,078
Total		42,088,754
Malta 0.0%
BGP Holdings PLC(b),(d),(e)	581,000	1
Mexico 0.1%
GMexico Transportes SAB de CV(b)	147,700	267,279
Grupo Financiero Banorte SAB de CV, Class O	54,900	351,610
Total		618,889
Netherlands 1.2%
ASR Nederland NV	42,994	1,878,947
ING Groep NV	98,376	1,933,456
Koninklijke Ahold Delhaize NV	98,456	2,196,617
Philips Lighting NV	37,047	1,458,063
Total		7,467,083
Norway 0.3%
BW LPG Ltd.(b)	312,957	1,482,597
Kongsberg Automotive ASA(b)	472,006	609,838
Total		2,092,435
Peru 0.1%
Credicorp Ltd.	1,892	438,244
Philippines 0.1%
Security Bank Corp.	83,080	398,109
Poland 0.1%
KRUK SA	8,334	572,972
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(d),(e)	641,287	23,886
Puerto Rico 0.0%
EVERTEC, Inc.	2,125	33,256
Russian Federation 0.8%
Detsky Mir PJSC	171,772	282,655
Mail.ru Group Ltd., GDR(b),(c)	11,241	368,705
Novolipetsk Steel PJSC, GDR	12,098	316,967
Sberbank of Russia PJSC, ADR	141,138	2,843,931
X5 Retail Group NV GDR, Registered Shares(b)	17,736	679,998
Common Stocks (continued)
Issuer	Shares	Value ($)
Yandex NV, Class A(b)	23,959	927,932
Total		5,420,188
Singapore 1.0%
Broadcom Ltd.	17,450	4,328,123
DBS Group Holdings Ltd.	103,600	2,079,367
Total		6,407,490
South Africa 0.5%
AVI Ltd.	68,176	618,497
FirstRand Ltd.	62,161	348,947
Naspers Ltd., Class N	7,903	2,256,557
Total		3,224,001
South Korea 1.6%
GS Home Shopping, Inc.	3,511	729,553
Hyundai Home Shopping Network Corp.(b)	7,999	894,273
KB Financial Group, Inc.	12,947	814,210
NAVER Corp.	660	562,195
Samsung Electronics Co., Ltd.	2,000	4,674,657
Samsung SDI Co., Ltd.	1,882	346,920
SK Hynix, Inc.	15,220	1,044,774
Youngone Corp.	50,457	1,507,307
Total		10,573,889
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	63,356	2,537,559
Endesa SA	81,743	1,836,933
Tecnicas Reunidas SA	56,292	1,917,763
Total		6,292,255
Sweden 0.6%
Granges AB	159,417	1,677,136
Hemfosa Fastigheter AB	148,520	2,039,349
Total		3,716,485
Switzerland 1.1%
Autoneum Holding AG	6,437	2,128,723
Nestlé SA, Registered Shares	20,235	1,748,373
Novartis AG, Registered Shares	13,372	1,209,694
Roche Holding AG, Genusschein Shares	8,918	2,198,480
Total		7,285,270

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 0.6%
Cathay Financial Holding Co., Ltd.	218,000	407,678
eMemory Technology, Inc.	15,000	213,382
MediaTek, Inc.	31,000	317,198
Silergy Corp.	12,000	256,095
Taiwan Paiho., Ltd.	66,000	227,582
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	1,883,583
Voltronic Power Technology Corp.	16,900	299,782
Total		3,605,300
Thailand 0.5%
Mega Lifesciences PCL, Foreign Registered Shares	239,300	355,283
Muangthai Leasing PCL, Foreign Registered Shares	579,900	790,255
PTG Energy PCL, Foreign Registered Shares	365,386	249,526
PTT PCL, Foreign Registered Shares	89,000	1,397,356
Siam Commercial Bank PCL (The), Foreign Registered Shares	134,800	676,821
Total		3,469,241
United Kingdom 3.8%
Crest Nicholson Holdings PLC	193,284	1,387,265
DCC PLC	21,514	2,261,979
Greene King PLC	183,442	1,359,601
GW Pharmaceuticals PLC, ADR(b)	1,943	268,386
HSBC Holdings PLC	98,292	1,048,234
Inchcape PLC	153,341	1,577,390
Intermediate Capital Group PLC(f),(g)	0	0
John Wood Group PLC	231,600	2,130,207
Legal & General Group PLC	680,132	2,613,144
Liberty Global PLC, Class C(b)	56,264	2,012,001
Nightstar Therapeutics PLC, ADR(b)	18,068	257,108
Reckitt Benckiser Group PLC	10,553	1,019,339
Rowan Companies PLC, Class A(b)	9,700	142,784
Royal Dutch Shell PLC, Class B	144,772	5,130,639
Tullett Prebon PLC, Registered Shares	305,697	2,300,432
Vodafone Group PLC	201,057	641,167
Total		24,149,676
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 29.9%
ACADIA Pharmaceuticals, Inc.(b)	7,980	238,682
ACCO Brands Corp.(b)	9,600	113,760
Adtalem Global Education, Inc.(b)	3,500	161,000
Aerie Pharmaceuticals, Inc.(b)	4,983	273,318
AG Mortgage Investment Trust, Inc.	1,700	29,648
Alamo Group, Inc.	1,200	138,036
Alder Biopharmaceuticals, Inc.(b)	6,767	95,753
Alexion Pharmaceuticals, Inc.(b)	15,460	1,844,687
Allete, Inc.	1,300	94,172
Alphabet, Inc., Class A(b)	2,244	2,652,902
Alphabet, Inc., Class C(b)	4,050	4,738,257
Amazon.com, Inc.(b)	4,434	6,433,246
American Electric Power Co., Inc.	45,987	3,162,986
American Equity Investment Life Holding Co.	4,600	151,800
American Tower Corp.	16,105	2,378,708
Amkor Technology, Inc.(b)	12,210	122,833
Analogic Corp.	1,660	137,614
Angiodynamics, Inc.(b)	5,100	88,791
Anixter International, Inc.(b)	1,300	108,810
Apple, Inc.	48,092	8,052,044
Applied Industrial Technologies, Inc.	2,340	172,575
ArcBest Corp.	4,040	143,622
Archrock, Inc.	10,300	95,790
Arlington Asset Investment Corp., Class A	1,365	14,333
ARMOUR Residential REIT, Inc.	4,200	98,322
Ascent Resources, Class B(b),(d),(e)	195,286	43,744
Aspen Technology, Inc.(b)	2,625	203,306
Atara Biotherapeutics, Inc.(b)	2,500	94,500
Atkore International Group, Inc.(b)	5,000	116,900
ATN International, Inc.	200	11,872
BancFirst Corp.	325	18,119
Bancorp, Inc. (The)(b)	1,700	17,969
BancorpSouth Bank	800	26,840
Banner Corp.	725	39,397
Beacon Roofing Supply, Inc.(b)	2,500	151,250
Benchmark Electronics, Inc.(b)	4,300	124,485
Berkshire Hathaway, Inc., Class B(b)	28,827	6,179,932
Biogen, Inc.(b)	4,598	1,599,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BioMarin Pharmaceutical, Inc.(b)	11,148	1,005,884
BlackRock, Inc.	6,533	3,670,239
Bloomin’ Brands, Inc.	2,850	62,786
bluebird bio, Inc.(b)	1,379	282,557
Blueprint Medicines Corp.(b)	800	62,920
Boingo Wireless, Inc.(b)	5,200	126,100
Boise Cascade Co.	3,300	146,685
Booz Allen Hamilton Holdings Corp.	44,781	1,754,520
Boston Beer Co., Inc. (The), Class A(b)	550	104,418
Brady Corp., Class A	875	33,469
Briggs & Stratton Corp.	1,800	43,524
Brinker International, Inc.	700	25,438
Buckle, Inc. (The)	1,300	26,065
CACI International, Inc., Class A(b)	400	56,220
CalAmp Corp.(b)	2,550	62,424
CareTrust REIT, Inc.	2,200	34,958
Cathay General Bancorp	3,600	157,464
Celgene Corp.(b)	14,598	1,476,734
Central Garden & Pet Co., Class A(b)	1,900	71,668
Central Pacific Financial Corp.	1,585	46,868
Chesapeake Utilities Corp.	1,460	107,310
Cirrus Logic, Inc.(b)	2,600	128,882
Cisco Systems, Inc.	114,297	4,747,897
Citigroup, Inc.	46,387	3,640,452
Citizens Financial Group, Inc.	70,729	3,246,461
Clovis Oncology, Inc.(b)	750	45,375
CNO Financial Group, Inc.	6,300	154,917
CoBiz Financial, Inc.	800	16,048
Cohen & Steers, Inc.	2,200	89,694
Coherus Biosciences, Inc.(b)	1,285	12,979
Comcast Corp., Class A	89,015	3,785,808
Comfort Systems U.S.A., Inc.	1,100	46,860
Comtech Telecommunications Corp.	5,700	123,291
CONMED Corp.	400	23,112
Continental Building Product(b)	5,145	146,375
Corcept Therapeutics, Inc.(b)	6,700	154,200
CorEnergy Infrastructure Trust, Inc.	3,418	131,012
Cracker Barrel Old Country Store, Inc.	730	128,830
CSG Systems International, Inc.	1,600	72,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Cummins, Inc.	12,051	2,265,588
Curtiss-Wright Corp.	1,550	202,523
Customers Bancorp, Inc.(b)	3,990	122,293
CVR Energy, Inc.	1,200	42,948
Dana, Inc.	2,475	81,650
Dave & Buster’s Entertainment, Inc.(b)	450	21,150
Dean Foods Co.	1,885	19,547
Deckers Outdoor Corp.(b)	1,970	168,849
DiamondRock Hospitality Co.	8,500	99,960
Diodes, Inc.(b)	4,565	128,687
Diplomat Pharmacy, Inc.(b)	5,850	157,891
DISH Network Corp., Class A(b)	29,039	1,361,929
Dorman Products, Inc.(b)	2,000	150,880
Dynavax Technologies Corp.(b)	2,980	47,978
Eagle Pharmaceuticals, Inc.(b)	260	15,540
Eastman Chemical Co.	25,203	2,499,634
El Paso Electric Co.	1,000	52,200
Electronic Arts, Inc.(b)	15,589	1,979,179
EMCOR Group, Inc.	2,200	178,816
EnPro Industries, Inc.	500	43,995
Enterprise Financial Services Corp.	950	46,218
Entravision Communications Corp., Class A	16,200	112,590
EOG Resources, Inc.	32,652	3,754,980
ePlus, Inc.(b)	900	69,480
Equity LifeStyle Properties, Inc.	25,439	2,195,894
Essendant, Inc.	9,000	81,450
Essent Group Ltd.(b)	3,750	174,450
Everest Re Group Ltd.	8,839	2,031,202
Exterran Corp.(b)	4,300	124,184
Facebook, Inc., Class A(b)	28,759	5,374,770
Federal Agricultural Mortgage Corp.	1,700	136,425
Ferro Corp.(b)	600	14,112
Finish Line, Inc., Class A (The)	9,100	103,103
First Citizens BancShares Inc., Class A	375	159,529
First Financial Bancorp	4,800	136,800
First Merchants Corp.	2,800	120,848
Flagstar Bancorp, Inc.(b)	3,550	132,237
Flex Pharma, Inc.(b)	37,525	154,978
Formfactor, Inc.(b)	7,800	111,930

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Forward Air Corp.	1,075	65,263
Four Corners Property Trust, Inc.	900	21,240
Gannett Co., Inc.	12,300	145,140
Generac Holdings, Inc.(b)	3,125	152,906
General Mills, Inc.	30,384	1,777,160
General Motors Co.	58,307	2,472,800
Getty Realty Corp.	500	13,120
Global Blood Therapeutics, Inc.(b)	625	36,188
Global Brass & Copper Holdings, Inc.	3,935	126,510
Gray Television, Inc.(b)	3,700	60,495
Green Dot Corp., Class A(b)	2,300	140,898
Greif, Inc., Class A	1,650	97,548
Haemonetics Corp.(b)	2,200	142,230
Hancock Holding Co.	3,200	171,840
Harsco Corp.(b)	6,100	109,190
Health Insurance Innovations, Inc., Class A(b)	3,200	83,040
Heritage Financial Corp.	2,500	77,000
HFF, Inc., Class A	1,050	51,671
Hibbett Sports, Inc.(b)	3,900	88,140
Hillenbrand, Inc.	3,200	141,760
Home Depot, Inc. (The)	18,801	3,777,121
Honeywell International, Inc.	22,021	3,516,093
Houlihan Lokey, Inc.	2,500	119,250
Humana, Inc.	10,863	3,061,519
IDACORP, Inc.	200	17,256
Immunomedics, Inc.(b)	4,800	80,016
Imperva, Inc.(b)	3,100	135,625
Ingles Markets, Inc., Class A	1,100	36,960
Innospec, Inc.	1,875	134,625
Insmed, Inc.(b)	17,163	436,627
Integer Holdings Corp.(b)	2,700	135,405
International Bancshares Corp.	2,635	109,352
International Paper Co.	48,312	3,036,892
Invesco Ltd.	66,501	2,402,681
Invesco Mortgage Capital, Inc.	7,400	120,176
j2 Global, Inc.	1,870	149,581
John B. Sanfilippo & Son, Inc.	1,600	100,192
Johnson & Johnson	41,741	5,768,189
Jounce Therapeutics, Inc.(b)	2,620	63,352
Common Stocks (continued)
Issuer	Shares	Value ($)
JPMorgan Chase & Co.	53,654	6,206,158
Kadant, Inc.	1,050	105,262
KBR, Inc.	3,500	71,190
KEMET Corp.(b)	4,100	83,476
Keryx Biopharmaceuticals, Inc.(b)	7,440	34,447
Kindred Healthcare, Inc.	2,700	24,840
Korn/Ferry International	1,000	44,560
Kronos Worldwide, Inc.	4,500	123,525
L3 Technologies, Inc.	14,241	3,025,643
Lannett Co., Inc.(b)	5,500	111,925
Lantheus Holdings, Inc.(b)	5,990	137,770
La-Z-Boy, Inc.	4,250	128,137
Lexington Realty Trust	7,100	64,042
Louisiana-Pacific Corp.(b)	5,700	168,777
Loxo Oncology, Inc.(b)	725	73,566
Luxoft Holding, Inc.(b)	4,183	240,732
Masimo Corp.(b)	1,745	164,449
MasterCard, Inc., Class A	23,915	4,041,635
Materion Corp.	2,685	133,444
MAXIMUS, Inc.	2,400	163,632
McDermott International, Inc.(b)	13,500	118,530
MDC Holdings, Inc.	1,000	33,710
Methode Electronics, Inc.	1,250	51,063
MGIC Investment Corp.(b)	12,585	186,510
Microsoft Corp.	80,100	7,610,301
Molina Healthcare, Inc.(b)	1,966	179,614
Moog, Inc., Class A(b)	230	20,714
Morgan Stanley	60,412	3,416,299
Movado Group, Inc.	4,290	131,274
MSA Safety, Inc.	1,800	140,958
Mueller Industries, Inc.	1,515	50,131
National Health Investors, Inc.	2,100	148,113
Nelnet, Inc., Class A	2,270	118,290
Netscout Systems, Inc.(b)	5,300	151,050
New Relic, Inc.(b)	1,500	89,595
New York Times Co. (The), Class A	2,390	55,568
NewLink Genetics Corp.(b)	5,200	42,900
Norfolk Southern Corp.	20,067	3,027,709
Nutrisystem, Inc.	500	21,625

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	8,359	2,054,642
Odonate Therapeutics, Inc.(b)	2,200	45,716
OncoMed Pharmaceuticals, Inc.(b)	7,600	19,000
Ormat Technologies, Inc.	1,800	126,144
Ovid Therapeutics, Inc.(b)	5,260	44,710
Pacira Pharmaceuticals, Inc.(b)	1,650	60,060
Par Pacific Holdings, Inc.(b)	1,600	29,168
Patterson-UTI Energy, Inc.	100,595	2,376,054
Paycom Software, Inc.(b)	460	42,154
Paylocity Holding Corp.(b)	1,800	94,122
Peabody Energy Corp.(b)	1,300	52,533
Pebblebrook Hotel Trust	3,700	144,300
PepsiCo, Inc.	25,170	3,027,951
Perficient, Inc.(b)	1,700	32,929
PetMed Express, Inc.	2,900	131,080
Pfizer, Inc.	122,289	4,529,585
Phibro Animal Health Corp., Class A	3,000	102,150
Philip Morris International, Inc.	32,431	3,477,576
PNM Resources, Inc.	300	11,430
Portland General Electric Co.	3,230	136,790
Potlatch Corp.	900	47,610
Pra Health Sciences, Inc.(b)	1,912	174,107
Preferred Apartment Communities, Inc., Class A	2,050	34,174
Preferred Bank/Los Angeles	2,100	135,282
Primoris Services Corp.	4,950	128,700
Progress Software Corp.	3,375	168,176
Proofpoint, Inc.(b)	1,670	170,373
Providence Service Corp. (The)(b)	2,200	141,526
PS Business Parks, Inc.	1,091	133,222
Puma Biotechnology, Inc.(b)	4,780	319,543
PVH Corp.	19,423	3,012,119
Quaker Chemical Corp.	250	38,475
Quotient Ltd.(b)	93,930	273,806
Radian Group, Inc.	2,100	46,347
RBC Bearings, Inc.(b)	590	74,340
Restoration Hardware Holdings, Inc.(b)	1,500	140,985
REX American Resources Corp.(b)	1,267	103,451
RPX Corp.	9,615	134,995
Rudolph Technologies, Inc.(b)	2,250	58,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Ruth’s Hospitality Group, Inc.	5,855	138,763
Ryman Hospitality Properties, Inc.	1,920	146,976
S&T Bancorp, Inc.	3,200	129,152
Sage Therapeutics, Inc.(b)	655	124,319
Saia, Inc.(b)	1,200	90,660
Sanderson Farms, Inc.	1,085	137,686
Sandy Spring Bancorp, Inc.	1,475	55,785
Sanmina Corp.(b)	3,840	100,416
Scansource, Inc.(b)	2,025	69,255
SJW Corp.	1,250	74,800
Sleep Number Corp.(b)	3,900	146,796
Sonic Corp.	3,050	78,812
Sotheby’s (b)	2,100	110,796
Southwest Gas Corp.	1,170	86,089
SP Plus Corp.(b)	3,000	115,650
Spark Therapeutics, Inc.(b)	3,963	222,126
Stamps.com, Inc.(b)	800	163,080
Sturm Ruger & Co., Inc.	1,550	82,073
Summit Hotel Properties, Inc.	7,250	112,302
Sunstone Hotel Investors, Inc.	2,950	49,708
Supernus Pharmaceuticals, Inc.(b)	1,430	55,842
SUPERVALU, Inc.(b)	2,483	39,331
Synaptics, Inc.(b)	3,125	135,437
SYSCO Corp.	36,071	2,267,784
Tailored Brands, Inc.	1,200	29,028
Tech Data Corp.(b)	1,500	150,405
Teekay Tankers Ltd., Class A	469,524	596,295
TESARO, Inc.(b)	9,978	673,116
Textron, Inc.	46,420	2,723,461
Tier REIT, Inc.	3,100	60,171
Tilly’s, Inc.	2,400	35,808
Tivity Health, Inc.(b)	3,600	139,500
Travelport Worldwide Ltd.	10,000	136,100
Trinseo SA	2,140	176,443
Triple-S Management Corp., Class B(b)	4,825	110,878
Triumph Bancorp, Inc.(b)	625	24,063
TrueBlue, Inc.(b)	1,800	49,230
TTEC Holdings, Inc.	2,600	103,220
Tyson Foods, Inc., Class A	30,651	2,332,848

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Natural Foods, Inc.(b)	1,700	80,920
Universal Display Corp.	1,053	167,848
Universal Insurance Holdings, Inc.	3,563	104,752
Usana Health Sciences, Inc.(b)	1,035	77,263
Valley National Bancorp	12,300	154,611
VASCO Data Security International, Inc.(b)	2,800	40,320
Verint Systems, Inc.(b)	700	29,225
Vertex Pharmaceuticals, Inc.(b)	8,951	1,493,653
Vishay Intertechnology, Inc.	7,400	162,430
W&T Offshore, Inc.(b)	13,500	65,340
Wabash National Corp.	5,215	134,703
Walker & Dunlop, Inc.(b)	2,655	123,325
Walmart, Inc.	39,545	4,215,497
Warrior Met Coal, Inc.	4,700	131,459
Washington Federal, Inc.	3,755	134,804
Web.com Group, Inc.(b)	3,850	89,513
Weight Watchers International, Inc.(b)	1,875	120,544
WesBanco, Inc.	400	16,404
Winnebago Industries, Inc.	300	13,635
Wintrust Financial Corp.	1,980	170,082
Xcerra Corp.(b)	10,237	102,165
Xenia Hotels & Resorts, Inc.	6,400	142,080
Zagg, Inc.(b)	6,800	113,560
Total		192,647,193
Virgin Islands 0.0%
Despegar.com Corp.(b)	6,315	192,292
Total Common Stocks (Cost $304,162,457)		404,694,766

Exchange-Traded Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI Canada ETF	156,328	4,671,081
Total Exchange-Traded Funds (Cost $3,826,909)		4,671,081

Fixed-Income Funds 1.7%
	Shares	Value ($)
United States 1.7%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,101,214	10,758,864
Total Fixed-Income Funds (Cost $10,979,643)		10,758,864

Foreign Government Obligations(h),(i) 7.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(c)
06/22/2027	0.800%	EUR	1,335,000	1,651,210
France 0.7%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	2,750,000	4,586,364
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2044	4.750%	EUR	2,680,000	4,369,603
Japan 1.9%
Japan Government 20-Year Bond
09/20/2026	2.200%	JPY	35,000,000	380,151
12/20/2027	2.100%	JPY	374,800,000	4,113,627
12/20/2035	1.000%	JPY	55,000,000	547,957
Japan Government 30-Year Bond
03/20/2033	1.100%	JPY	92,000,000	937,081
03/20/2047	0.800%	JPY	645,050,000	5,909,992
Total				11,888,808
Netherlands 1.1%
Netherlands Government Bond(c)
07/15/2027	0.750%	EUR	5,800,000	7,211,422
Norway 0.0%
Norway Government Bond(c)
05/24/2023	2.000%	NOK	2,000,000	267,455
Spain 0.4%
Spain Government Bond(c)
07/30/2030	1.950%	EUR	1,891,000	2,405,235
Sweden 1.7%
Sweden Government Bond
05/12/2028	0.750%	SEK	88,290,000	11,030,564

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.6%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	1,790,297	3,198,012
01/22/2045	3.500%	GBP	500,000	935,680
Total				4,133,692
Total Foreign Government Obligations (Cost $44,581,150)				47,544,353

Residential Mortgage-Backed Securities - Agency 2.7%

United States 2.7%
Federal National Mortgage Association(j)
02/15/2033 - 02/13/2048	3.000%		6,250,000	6,150,732
02/13/2048	3.500%		2,000,000	2,018,750
02/13/2048	4.000%		2,000,000	2,065,860
02/13/2048	4.500%		2,000,000	2,108,125
02/13/2048	5.000%		1,000,000	1,067,759
Government National Mortgage Association(j)
02/21/2048	3.500%		3,000,000	3,054,375
02/21/2048	4.000%		1,000,000	1,035,974
Total				17,501,575
Total Residential Mortgage-Backed Securities - Agency (Cost $17,704,141)				17,501,575
Money Market Funds 18.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(a),(k)	121,370,354	121,370,354
Total Money Market Funds (Cost $121,367,376)		121,370,354
Total Investments (Cost $545,119,620)		651,078,679
Other Assets & Liabilities, Net		(6,782,414)
Net Assets		$644,296,265

At January 31, 2018, securities and/or cash totaling $8,052,601 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,290,825 USD	2,451,000,000 KRW	Citi	02/26/2018	2,551	—
4,088,000 CAD	3,289,958 USD	Citi	03/14/2018	—	(35,115)
9,466,000 DKK	1,557,200 USD	Citi	03/14/2018	—	(26,111)
10,184,000 ILS	2,966,901 USD	Citi	03/14/2018	—	(16,450)
258,201,000 JPY	2,327,502 USD	Citi	03/14/2018	—	(42,708)
4,331,693,000 KRW	4,066,554 USD	Citi	03/14/2018	13,510	—
13,477,000 NOK	1,713,731 USD	Citi	03/14/2018	—	(36,590)
49,740,000 THB	1,556,808 USD	Citi	03/14/2018	—	(32,736)
6,873,550 USD	8,611,000 AUD	Citi	03/14/2018	64,188	—
5,294,066 USD	5,080,000 CHF	Citi	03/14/2018	180,238	—
12,145,883 USD	9,921,000 EUR	Citi	03/14/2018	202,581	—
3,442,139 USD	2,481,000 GBP	Citi	03/14/2018	85,720	—
1,403,579 USD	11,241,000 SEK	Citi	03/14/2018	26,681	—
779,940 USD	1,031,000 SGD	Citi	03/14/2018	6,628	—
43,636,197 NOK	5,658,647 USD	HSBC	02/26/2018	—	(5,594)
85,387,000 SEK	10,412,515 USD	HSBC	02/26/2018	—	(439,329)
15,175,794 USD	1,705,835,135 JPY	HSBC	02/26/2018	468,352	—
18,707 USD	363,000 MXN	HSBC	02/26/2018	726	—
1,035,705 USD	1,446,000 NZD	HSBC	02/26/2018	29,624	—
1,872,000 EUR	2,328,009 USD	Morgan Stanley	02/26/2018	549	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,546,508 USD	27,556,000 AUD	Morgan Stanley	02/26/2018	655,908	—
13,196,421 USD	16,437,000 CAD	Morgan Stanley	02/26/2018	170,472	—
165,242 USD	162,000 CHF	Morgan Stanley	02/26/2018	9,103	—
564,140 USD	3,511,000 DKK	Morgan Stanley	02/26/2018	22,433	—
55,695,368 USD	46,552,818 EUR	Morgan Stanley	02/26/2018	2,183,816	—
17,834,044 USD	13,160,000 GBP	Morgan Stanley	02/26/2018	866,558	—
Total				4,989,638	(634,633)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	184	03/2018	AUD	23,476,926	—	(328,155)
Euro-BTP	26	03/2018	EUR	3,608,630	20,883	—
Euro-Bund	425	03/2018	EUR	67,751,103	—	(1,713,320)
Euro-Buxl 30-Year	5	03/2018	EUR	821,249	—	(18,595)
Euro-OAT	23	03/2018	EUR	3,550,842	—	(42,272)
Hang Seng Index	33	02/2018	HKD	54,192,600	—	(77,121)
Japanese 10-Year Government Bond	13	03/2018	JPY	1,958,669,879	—	(60,701)
MSCI Emerging Markets Index	72	03/2018	USD	4,528,080	484,199	—
Russell 2000 E-mini	3	03/2018	USD	236,400	7,778	—
S&P/TSE 60 Index	39	03/2018	CAD	7,355,400	—	(71,274)
SPI 200 Index	110	03/2018	AUD	16,447,750	—	(84,035)
U.S. Treasury 10-Year Note	67	03/2018	USD	8,204,001	—	(191,189)
U.S. Treasury 5-Year Note	486	03/2018	USD	55,979,623	—	(908,449)
Total					512,860	(3,495,111)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(106)	03/2018	CAD	(14,089,556)	236,191	—
EURO STOXX 50	(167)	03/2018	EUR	(6,012,000)	—	(54,742)
FTSE 100 Index	(93)	03/2018	GBP	(6,944,310)	—	(72,534)
Long Gilt	(17)	03/2018	GBP	(2,094,012)	45,364	—
MSCI EAFE Index	(186)	03/2018	USD	(19,953,150)	—	(1,323,270)
S&P 500 E-mini	(237)	03/2018	USD	(33,485,730)	—	(2,234,460)
U.S. Treasury 10-Year Note	(318)	03/2018	USD	(38,938,391)	903,676	—
U.S. Treasury 2-Year Note	(22)	03/2018	USD	(4,704,153)	27,458	—
U.S. Treasury Ultra 10-Year Note	(22)	03/2018	USD	(2,903,478)	74,034	—
U.S. Ultra Bond	(52)	03/2018	USD	(8,514,854)	289,434	—
Total					1,576,157	(3,685,006)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.011	USD	14,000,000	108,087	—	—	108,087	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2027	1.000	Quarterly	0.873	USD	18,000,000	206,061	—	—	206,061	—
Total								314,148	—	—	314,148	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,441,586	2,275,495	—	5,717,081	—	—	2,183,205	52,338	33,559,265
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	1,128,306	—	—	1,128,306	—	—	135,396	—	10,978,421
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,038,948	62,266	—	1,101,214	352,808	—	(222,384)	249,350	10,758,864
Columbia Short-Term Cash Fund, 1.475%
	155,847,683	118,093,433	(152,570,762)	121,370,354	—	2,752	(1,388)	835,777	121,370,354
Total					352,808	2,752	2,094,829	1,137,465	176,666,904

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $25,411,984, which represents 3.94% of net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $67,631, which represents 0.01% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents fractional shares.
(g)	Negligible market value.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	44,537,686	—	—	—	44,537,686
Common Stocks
Argentina	1,561,635	—	—	—	1,561,635
Australia	—	2,857,914	—	—	2,857,914
Belgium	—	811,272	—	—	811,272
Bermuda	14,250	—	—	—	14,250
Brazil	2,934,300	—	—	—	2,934,300
Canada	6,720,467	—	—	—	6,720,467
Cayman Islands	1,188,992	315,647	—	—	1,504,639
China	6,118,931	13,269,732	—	—	19,388,663
Cyprus	—	418,298	—	—	418,298
Denmark	—	4,362,025	—	—	4,362,025
Finland	—	2,985,469	—	—	2,985,469
France	143,407	15,461,701	—	—	15,605,108
Germany	—	4,572,144	—	—	4,572,144
Hong Kong	—	2,302,646	—	—	2,302,646
India	456,187	5,491,251	—	—	5,947,438
Indonesia	—	2,191,354	—	—	2,191,354
Ireland	3,125,475	1,769,004	—	—	4,894,479
Israel	89,040	4,123,560	—	—	4,212,600
Italy	—	693,156	—	—	693,156
Japan	—	42,088,754	—	—	42,088,754
Malta	—	—	1	—	1
Mexico	618,889	—	—	—	618,889
Netherlands	—	7,467,083	—	—	7,467,083
Norway	—	2,092,435	—	—	2,092,435
Peru	438,244	—	—	—	438,244
Philippines	—	398,109	—	—	398,109
Poland	—	572,972	—	—	572,972
Portugal	—	—	23,886	—	23,886
Puerto Rico	33,256	—	—	—	33,256
Russian Federation	927,932	4,492,256	—	—	5,420,188
Singapore	4,328,123	2,079,367	—	—	6,407,490
South Africa	—	3,224,001	—	—	3,224,001
South Korea	—	10,573,889	—	—	10,573,889
Spain	—	6,292,255	—	—	6,292,255
Sweden	—	3,716,485	—	—	3,716,485
Switzerland	—	7,285,270	—	—	7,285,270
Taiwan	—	3,605,300	—	—	3,605,300
Thailand	—	3,469,241	—	—	3,469,241
United Kingdom	2,680,279	21,469,397	—	—	24,149,676
United States	192,603,449	—	43,744	—	192,647,193
Virgin Islands	192,292	—	—	—	192,292
Total Common Stocks	224,175,148	180,451,987	67,631	—	404,694,766
Exchange-Traded Funds	4,671,081	—	—	—	4,671,081
Fixed-Income Funds	10,758,864	—	—	—	10,758,864
Foreign Government Obligations	—	47,544,353	—	—	47,544,353
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	17,501,575	—	—	17,501,575
Money Market Funds	—	—	—	121,370,354	121,370,354
Total Investments	284,142,779	245,497,915	67,631	121,370,354	651,078,679
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,989,638	—	—	4,989,638
Futures Contracts	2,089,017	—	—	—	2,089,017
Swap Contracts	—	314,148	—	—	314,148
Liability
Forward Foreign Currency Exchange Contracts	—	(634,633)	—	—	(634,633)
Futures Contracts	(7,180,117)	—	—	—	(7,180,117)
Total	279,051,679	250,167,068	67,631	121,370,354	650,656,732
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	19

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$370,274,657
Investments in affiliated issuers, at cost	174,844,963
Investments in unaffiliated issuers, at value	474,411,775
Investments in affiliated issuers, at value	176,666,904
Cash	17,575
Foreign currency (identified cost $137,907)	139,306
Margin deposits on:
Futures contracts	6,916,161
Swap contracts	1,136,440
Unrealized appreciation on forward foreign currency exchange contracts	4,989,638
Receivable for:
Investments sold	2,851,207
Capital shares sold	211,880
Dividends	318,586
Interest	305,961
Foreign tax reclaims	267,968
Variation margin for futures contracts	406,487
Variation margin for swap contracts	7,521
Prepaid expenses	2,259
Other assets	21,051
Total assets	668,670,719
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	634,633
Payable for:
Investments purchased	4,493,231
Investments purchased on a delayed delivery basis	17,728,279
Capital shares purchased	936,531
Variation margin for futures contracts	190,398
Variation margin for swap contracts	7,291
Foreign capital gains taxes deferred	131,389
Management services fees	11,505
Distribution and/or service fees	4,835
Transfer agent fees	64,326
Plan administration fees	1
Compensation of board members	86,192
Compensation of chief compliance officer	67
Other expenses	85,776
Total liabilities	24,374,454
Net assets applicable to outstanding capital stock	$644,296,265
Represented by
Paid in capital	648,636,847
Excess of distributions over net investment income	(2,614,676)
Accumulated net realized loss	(107,366,614)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	104,137,118
Investments - affiliated issuers	1,821,941
Foreign currency translations	234,985
Forward foreign currency exchange contracts	4,355,005
Futures contracts	(5,091,100)
Swap contracts	314,148
Foreign capital gains tax	(131,389)
Total - representing net assets applicable to outstanding capital stock	$644,296,265
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Opportunities Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$591,499,916
Shares outstanding	41,451,635
Net asset value per share	$14.27
Maximum offering price per share(a)	$15.14
Advisor Class(b)
Net assets	$367,669
Shares outstanding	25,564
Net asset value per share	$14.38
Class C
Net assets	$27,010,043
Shares outstanding	1,963,609
Net asset value per share	$13.76
Institutional Class(c)
Net assets	$21,513,057
Shares outstanding	1,499,435
Net asset value per share	$14.35
Institutional 2 Class(d)
Net assets	$802,767
Shares outstanding	55,638
Net asset value per share	$14.43
Institutional 3 Class(e)
Net assets	$2,965
Shares outstanding	206
Net asset value per share(f)	$14.36
Class K
Net assets	$98,618
Shares outstanding	6,880
Net asset value per share	$14.33
Class R
Net assets	$2,998,213
Shares outstanding	212,260
Net asset value per share	$14.13
Class T
Net assets	$3,017
Shares outstanding	212
Net asset value per share(f)	$14.21
Maximum offering price per share(g)	$14.57

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(g)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	21

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,279,279
Dividends — affiliated issuers	1,137,465
Interest	639,688
Foreign taxes withheld	(144,817)
Total income	4,911,615
Expenses:
Management services fees	2,073,299
Distribution and/or service fees
Class A	724,672
Class C	132,253
Class R	7,912
Class T	4
Transfer agent fees
Class A	317,216
Advisor Class(a)	271
Class C	14,474
Institutional Class(b)	10,813
Institutional 2 Class(c)	267
Class K	41
Class R	1,733
Class T	2
Plan administration fees
Class K	145
Compensation of board members	16,427
Custodian fees	97,479
Printing and postage fees	46,090
Registration fees	65,553
Audit fees	41,087
Legal fees	6,074
Compensation of chief compliance officer	67
Other	20,615
Total expenses	3,576,494
Net investment income	1,335,121
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,222,790
Investments — affiliated issuers	2,752
Capital gain distributions from underlying affiliated funds	352,808
Foreign currency translations	(84,822)
Forward foreign currency exchange contracts	1,491,178
Futures contracts	(918,393)
Options purchased	(3,537)
Swap contracts	1,599,610
Net realized gain	16,662,386
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	40,068,581
Investments — affiliated issuers	2,094,829
Foreign currency translations	198,289
Forward foreign currency exchange contracts	2,623,863
Futures contracts	(2,483,588)
Swap contracts	(1,302,581)
Foreign capital gains tax	14,506
Net change in unrealized appreciation (depreciation)	41,213,899
Net realized and unrealized gain	57,876,285
Net increase in net assets resulting from operations	$59,211,406

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Opportunities Fund | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended January 31, 2018 (Unaudited)
(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	23

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$1,335,121	$6,644,601
Net realized gain	16,662,386	21,209,688
Net change in unrealized appreciation (depreciation)	41,213,899	31,637,364
Net increase in net assets resulting from operations	59,211,406	59,491,653
Distributions to shareholders
Net investment income
Class A	—	(15,218,546)
Advisor Class(a)	—	(2,976)
Class B(b)	—	(77,047)
Class C	—	(519,588)
Institutional Class(c)	—	(174,276)
Institutional 2 Class(d)	—	(3,952)
Class K	—	(5,797)
Class R	—	(11,698)
Class T	—	(68)
Total distributions to shareholders	—	(16,013,948)
Decrease in net assets from capital stock activity	(35,166,713)	(67,023,943)
Total increase (decrease) in net assets	24,044,693	(23,546,238)
Net assets at beginning of period	620,251,572	643,797,810
Net assets at end of period	$644,296,265	$620,251,572
Excess of distributions over net investment income	$(2,614,676)	$(3,949,797)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Opportunities Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	500,479	6,760,146	1,678,640	20,413,071
Distributions reinvested	—	—	1,309,804	15,154,428
Redemptions	(3,049,427)	(41,111,944)	(8,929,822)	(107,931,654)
Net decrease	(2,548,948)	(34,351,798)	(5,941,378)	(72,364,155)
Advisor Class(c)
Subscriptions	48,978	659,904	11,384	140,592
Distributions reinvested	—	—	249	2,900
Redemptions	(36,352)	(513,534)	(2,088)	(26,291)
Net increase	12,626	146,370	9,545	117,201
Class B(d)
Subscriptions	—	—	403	4,672
Distributions reinvested	—	—	6,767	76,608
Redemptions (b)	(216)	(7,399)	(457,791)	(5,523,913)
Net decrease	(216)	(7,399)	(450,621)	(5,442,633)
Class C
Subscriptions	94,308	1,233,498	316,204	3,723,603
Distributions reinvested	—	—	45,584	512,816
Redemptions	(225,482)	(2,928,214)	(584,328)	(6,894,552)
Net decrease	(131,174)	(1,694,716)	(222,540)	(2,658,133)
Institutional Class(e)
Subscriptions	494,556	6,685,018	1,536,590	18,582,970
Distributions reinvested	—	—	11,555	134,034
Redemptions	(400,928)	(5,439,506)	(704,212)	(8,637,498)
Net increase	93,628	1,245,512	843,933	10,079,506
Institutional 2 Class(f)
Subscriptions	4,923	66,603	50,425	643,948
Distributions reinvested	—	—	332	3,875
Redemptions	(3,628)	(49,836)	(6,938)	(85,958)
Net increase	1,295	16,767	43,819	561,865
Institutional 3 Class(g)
Subscriptions	—	—	206	2,500
Net increase	—	—	206	2,500
Class K
Distributions reinvested	—	—	493	5,727
Redemptions	(10,751)	(141,010)	(324)	(4,105)
Net increase (decrease)	(10,751)	(141,010)	169	1,622
Class R
Subscriptions	27,770	365,313	236,433	2,944,328
Distributions reinvested	—	—	388	4,457
Redemptions	(55,244)	(745,752)	(22,051)	(270,501)
Net increase (decrease)	(27,474)	(380,439)	214,770	2,678,284
Total net decrease	(2,611,014)	(35,166,713)	(5,502,097)	(67,023,943)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2018	25

Statement of Changes in Net Assets   (continued)
(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Opportunities Fund | Semiannual Report 2018

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Columbia Global Opportunities Fund | Semiannual Report 2018	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$12.99	0.03	1.25	1.28	—	—
7/31/2017	$12.09	0.14	1.08	1.22	(0.32)	—
7/31/2016	$11.73	0.15	0.21	0.36	—	—
7/31/2015	$11.68	0.11	(0.06)	0.05	—	—
7/31/2014	$10.89	0.13	0.83	0.96	(0.17)	—
7/31/2013	$9.89	0.16	1.05	1.21	(0.21)	—
Advisor Class(f)
1/31/2018 (c)	$13.07	0.04	1.27	1.31	—	—
7/31/2017	$12.17	0.16	1.09	1.25	(0.35)	—
7/31/2016	$11.77	0.17	0.23	0.40	—	—
7/31/2015	$11.71	0.17	(0.11)	0.06	—	—
7/31/2014	$10.92	0.15	0.83	0.98	(0.19)	—
7/31/2013 (g)	$10.06	0.15	0.86	1.01	(0.15)	—
Class C
1/31/2018 (c)	$12.57	(0.02)	1.21	1.19	—	—
7/31/2017	$11.71	0.04	1.06	1.10	(0.24)	—
7/31/2016	$11.44	0.06	0.21	0.27	—	—
7/31/2015	$11.48	0.03	(0.07)	(0.04)	—	—
7/31/2014	$10.71	0.05	0.80	0.85	(0.08)	—
7/31/2013	$9.73	0.08	1.03	1.11	(0.13)	—
Institutional Class(h)
1/31/2018 (c)	$13.04	0.05	1.26	1.31	—	—
7/31/2017	$12.14	0.17	1.08	1.25	(0.35)	—
7/31/2016	$11.75	0.18	0.21	0.39	—	—
7/31/2015	$11.67	0.15	(0.07)	0.08	—	—
7/31/2014	$10.88	0.16	0.82	0.98	(0.19)	—
7/31/2013	$9.88	0.18	1.05	1.23	(0.23)	—
Institutional 2 Class(i)
1/31/2018 (c)	$13.11	0.05	1.27	1.32	—	—
7/31/2017	$12.20	0.15	1.12	1.27	(0.36)	—
7/31/2016	$11.80	0.19	0.21	0.40	—	—
7/31/2015	$11.71	0.17	(0.08)	0.09	—	—
7/31/2014	$10.92	0.18	0.83	1.01	(0.22)	—
7/31/2013 (j)	$10.06	0.14	0.88	1.02	(0.16)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Global Opportunities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$14.27	9.85%	1.11% (d)	1.11% (d)	0.45% (d)	52%	$591,500
(0.32)	$12.99	10.43%	1.12%	1.12%	1.11%	103%	$571,392
—	$12.09	3.07%	1.14%	1.14% (e)	1.30%	127%	$603,849
—	$11.73	0.43%	1.15%	1.15%	0.98%	104%	$659,873
(0.17)	$11.68	8.84%	1.18%	1.18% (e)	1.16%	104%	$754,577
(0.21)	$10.89	12.35%	1.19%	1.15% (e)	1.52%	150%	$777,874

—	$14.38	10.02%	0.86% (d)	0.86% (d)	0.65% (d)	52%	$368
(0.35)	$13.07	10.63%	0.88%	0.88%	1.27%	103%	$169
—	$12.17	3.40%	0.89%	0.89% (e)	1.51%	127%	$41
—	$11.77	0.51%	0.92%	0.92%	1.47%	104%	$60
(0.19)	$11.71	9.07%	0.98%	0.98% (e)	1.34%	104%	$3
(0.15)	$10.92	10.14%	0.93% (d)	0.92% (d)	1.98% (d)	150%	$3

—	$13.76	9.47%	1.86% (d)	1.86% (d)	(0.30%) (d)	52%	$27,010
(0.24)	$12.57	9.59%	1.87%	1.87%	0.36%	103%	$26,322
—	$11.71	2.36%	1.89%	1.89% (e)	0.55%	127%	$27,133
—	$11.44	(0.35%)	1.90%	1.90%	0.23%	104%	$29,100
(0.08)	$11.48	8.00%	1.93%	1.93% (e)	0.41%	104%	$34,467
(0.13)	$10.71	11.55%	1.94%	1.90% (e)	0.77%	150%	$33,299

—	$14.35	10.05%	0.86% (d)	0.86% (d)	0.68% (d)	52%	$21,513
(0.35)	$13.04	10.66%	0.88%	0.88%	1.38%	103%	$18,332
—	$12.14	3.32%	0.89%	0.89% (e)	1.62%	127%	$6,820
—	$11.75	0.69%	0.90%	0.90%	1.25%	104%	$5,216
(0.19)	$11.67	9.11%	0.93%	0.93% (e)	1.41%	104%	$4,726
(0.23)	$10.88	12.65%	0.94%	0.90% (e)	1.75%	150%	$1,023

—	$14.43	10.07%	0.82% (d)	0.82% (d)	0.72% (d)	52%	$803
(0.36)	$13.11	10.77%	0.83%	0.83%	1.24%	103%	$713
—	$12.20	3.39%	0.81%	0.81%	1.64%	127%	$128
—	$11.80	0.77%	0.80%	0.80%	1.44%	104%	$26
(0.22)	$11.71	9.31%	0.74%	0.74%	1.57%	104%	$3
(0.16)	$10.92	10.22%	0.83% (d)	0.81% (d)	1.82% (d)	150%	$3
Columbia Global Opportunities Fund | Semiannual Report 2018	29

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(k)
1/31/2018 (c)	$13.05	0.05	1.26	1.31	—	—
7/31/2017 (l)	$12.11	0.07	0.87	0.94	—	—
Class K
1/31/2018 (c)	$13.04	0.04	1.25	1.29	—	—
7/31/2017	$12.15	0.14	1.08	1.22	(0.33)	—
7/31/2016	$11.77	0.16	0.22	0.38	—	—
7/31/2015	$11.71	0.13	(0.07)	0.06	—	—
7/31/2014	$10.92	0.15	0.82	0.97	(0.18)	—
7/31/2013	$9.91	0.17	1.06	1.23	(0.22)	—
Class R
1/31/2018 (c)	$12.87	0.01	1.25	1.26	—	—
7/31/2017	$11.99	0.08	1.09	1.17	(0.29)	—
7/31/2016	$11.67	0.15	0.17	0.32	—	—
7/31/2015	$11.66	0.07	(0.06)	0.01	—	—
7/31/2014	$10.87	0.10	0.83	0.93	(0.14)	—
7/31/2013	$9.88	0.13	1.04	1.17	(0.18)	—
Class T
1/31/2018 (c)	$12.93	0.03	1.25	1.28	—	—
7/31/2017	$12.05	0.12	1.08	1.20	(0.32)	—
7/31/2016	$11.70	0.14	0.21	0.35	—	—
7/31/2015	$11.66	0.11	(0.07)	0.04	—	—
7/31/2014 (m)	$11.77	0.00 (n)	(0.11) (o)	(0.11)	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(l)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(m)	Class T shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(n)	Rounds to zero.
(o)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Global Opportunities Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$14.36	10.04%	0.81% (d)	0.81% (d)	0.76% (d)	52%	$3
—	$13.05	7.76%	0.81% (d)	0.81% (d)	1.42% (d)	103%	$3

—	$14.33	9.89%	1.06% (d)	1.06% (d)	0.57% (d)	52%	$99
(0.33)	$13.04	10.39%	1.05%	1.05%	1.17%	103%	$230
—	$12.15	3.23%	1.05%	1.05%	1.40%	127%	$212
—	$11.77	0.51%	1.04%	1.04%	1.08%	104%	$209
(0.18)	$11.71	8.97%	1.04%	1.04%	1.30%	104%	$239
(0.22)	$10.92	12.55%	1.03%	1.02%	1.66%	150%	$232

—	$14.13	9.79%	1.36% (d)	1.36% (d)	0.19% (d)	52%	$2,998
(0.29)	$12.87	10.08%	1.38%	1.38%	0.62%	103%	$3,086
—	$11.99	2.74%	1.39%	1.39% (e)	1.33%	127%	$299
—	$11.67	0.09%	1.48%	1.48%	0.65%	104%	$19
(0.14)	$11.66	8.63%	1.43%	1.43% (e)	0.90%	104%	$3
(0.18)	$10.87	11.99%	1.44%	1.40%	1.28%	150%	$5

—	$14.21	9.90%	1.15% (d)	1.15% (d)	0.42% (d)	52%	$3
(0.32)	$12.93	10.30%	1.12%	1.12%	1.10%	103%	$3
—	$12.05	2.99%	1.14%	1.14% (e)	1.29%	127%	$3
—	$11.70	0.34%	1.21%	1.21%	0.91%	104%	$2
—	$11.66	(0.93%)	1.17% (d)	1.17% (d),(e)	0.36% (d)	104%	$2
Columbia Global Opportunities Fund | Semiannual Report 2018	31

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
32	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Columbia Global Opportunities Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
34	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio, to generate total return through long and short positions versus the U.S. dollar and to gain market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
Columbia Global Opportunities Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund
36	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Columbia Global Opportunities Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	314,148*
Equity risk	Net assets — unrealized appreciation on futures contracts	491,977*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,989,638
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,597,040*
Total		7,392,803

38	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	3,917,436*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	634,633
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,262,681*
Total		7,814,750

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	330,483	330,483
Equity risk	—	(61,919)	(3,537)	—	(65,456)
Foreign exchange risk	1,491,178	—	—	—	1,491,178
Interest rate risk	—	(856,474)	—	1,269,127	412,653
Total	1,491,178	(918,393)	(3,537)	1,599,610	2,168,858

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	47,850	47,850
Equity risk	—	(3,430,428)	—	(3,430,428)
Foreign exchange risk	2,623,863	—	—	2,623,863
Interest rate risk	—	946,840	(1,350,431)	(403,591)
Total	2,623,863	(2,483,588)	(1,302,581)	(1,162,306)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	227,218,297
Futures contracts — short	117,797,849
Credit default swap contracts — sell protection	21,350,000

Derivative instrument	Average value ($)**
Options contracts — purchased	6,834

Columbia Global Opportunities Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,730,324	(1,441,965)
Interest rate swap contracts	727,894	—

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
**	Based on the ending daily outstanding amounts for the six months ended January 31, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
40	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2018:
	Citi ($)	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	7,521	7,521
Forward foreign currency exchange contracts	582,097	498,702	3,908,839	-	4,989,638
Total assets	582,097	498,702	3,908,839	7,521	4,997,159
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	7,291	7,291
Forward foreign currency exchange contracts	189,710	444,923	-	-	634,633
Total liabilities	189,710	444,923	-	7,291	641,924
Total financial and derivative net assets	392,387	53,779	3,908,839	230	4,355,235
Total collateral received (pledged) (c)	-	-	-	-	-
Net amount (d)	392,387	53,779	3,908,839	230	4,355,235

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Global Opportunities Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
42	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay an management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.66% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Global Opportunities Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class K	0.07
Class R	0.11
Class T	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $424,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	123,450
Class C	2,652
44	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	1.47%	1.53%
Advisor Class	1.22	1.28
Class C	2.22	2.28
Institutional Class	1.22	1.28
Institutional 2 Class	1.15	1.23
Institutional 3 Class	1.10	1.18
Class K	1.40	1.48
Class R	1.72	1.78
Class T	1.47	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
545,120,000	122,205,000	(16,668,000)	105,537,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
101,201,205	21,208,022	—	—	122,409,227
Columbia Global Opportunities Fund | Semiannual Report 2018	45

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $263,470,060 and $277,503,245, respectively, for the six months ended January 31, 2018, of which $148,510,966 and $170,568,638, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
46	Columbia Global Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 91.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Columbia Global Opportunities Fund | Semiannual Report 2018	47

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
48	Columbia Global Opportunities Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Opportunities Fund | Semiannual Report 2018	49

Columbia Global Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR156_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Floating Rate Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Floating Rate Fund   |  Semiannual Report 2018

Columbia Floating Rate Fund  |  Semiannual Report 2018

Fund at a Glance
Investment objective
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Portfolio management
Lynn Hopton
Co-portfolio manager
Managed Fund since 2006
Yvonne Stevens
Co-portfolio manager
Managed Fund since 2006
Steven Staver
Co-portfolio manager
Managed Fund since 2008
Ronald Launsbach, CFA
Co-portfolio manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	2.98	4.83	3.85	4.47
	Including sales charges		-0.11	1.69	3.23	4.15
Advisor Class*		02/28/13	3.11	5.10	4.11	4.60
Class C	Excluding sales charges	02/16/06	2.59	4.06	3.08	3.69
	Including sales charges		1.59	3.06	3.08	3.69
Institutional Class*		09/27/10	3.11	5.11	4.11	4.66
Institutional 2 Class*		08/01/08	3.23	5.13	4.19	4.78
Institutional 3 Class*		06/01/15	3.15	5.19	4.04	4.56
Class K		02/16/06	2.99	4.87	3.91	4.56
Class R*		09/27/10	2.84	4.57	3.60	4.22
Class T	Excluding sales charges	12/01/06	2.95	4.77	3.87	4.43
	Including sales charges		0.40	2.19	3.35	4.16
Credit Suisse Leveraged Loan Index			2.54	4.81	4.32	5.01
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Floating Rate Fund | Semiannual Report 2018

Fund at a Glance   (continued)
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	3.4
Corporate Bonds & Notes	1.1
Money Market Funds	4.1
Preferred Stocks	0.0 (a)
Senior Loans	91.4
Warrants	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
BBB rating	5.6
BB rating	35.8
B rating	50.3
CCC rating	6.4
CC rating	0.2
Not rated	1.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Columbia Floating Rate Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.80	1,020.01	5.27	5.24	1.03
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,031.10	1,021.27	3.99	3.97	0.78
Class C	1,000.00	1,000.00	1,025.90	1,016.23	9.09	9.05	1.78
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,031.10	1,021.27	3.99	3.97	0.78
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,032.30	1,021.48	3.79	3.77	0.74
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,031.50	1,021.73	3.53	3.52	0.69
Class K	1,000.00	1,000.00	1,029.90	1,020.21	5.07	5.04	0.99
Class R	1,000.00	1,000.00	1,028.40	1,018.75	6.54	6.51	1.28
Class T	1,000.00	1,000.00	1,029.50	1,020.01	5.27	5.24	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 3.4%
Issuer	Shares	Value ($)
Consumer Discretionary 1.0%
Auto Components 0.1%
Aptiv PLC	11,178	1,060,569
Delphi Technologies PLC(a)	3,726	205,787
Total		1,266,356
Automobiles —%
Dayco/Mark IV(a)	2,545	78,046
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	156,399
Household Durables —%
Rhodes Companies LLC (The)(a),(b),(c),(d)	109,053	0
Media 0.9%
Cengage Learning, Inc.(a),(d)	77,986	604,392
Dex Media, Inc.(a)	18,060	134,547
HIBU Midco Shares(a),(c),(d)	182,648	0
MGM Holdings II, Inc.(a)	68,207	7,855,196
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,272,248
tronc, Inc.(a)	4,413	90,025
Total		9,956,408
Total Consumer Discretionary		11,457,209
Energy 0.6%
Energy Equipment & Services 0.1%
Ocean Rig UDW, Inc.(a)	44,617	1,201,090
Oil, Gas & Consumable Fuels 0.5%
Arch Coal, Inc.	36,309	3,268,173
Contura Energy, Inc.	17,607	1,176,588
Linn Energy, Inc.(a),(d)	16,480	651,372
Total		5,096,133
Total Energy		6,297,223
Financials 0.2%
Capital Markets 0.2%
RCS Capital Corp.(a),(d)	54,917	2,443,806
Total Financials		2,443,806
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Software 0.2%
Avaya Holdings Corp.(a)	118,403	2,472,255
Physical Eagle Topco Ltd.(a),(b),(c),(d)	194,303	0
Total		2,472,255
Total Information Technology		2,472,255
Materials 1.0%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	91,857	11,008,143
Metals & Mining —%
Aleris International, Inc.(a)	16,833	509,198
Total Materials		11,517,341
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.(a)	15,044	431,612
Total Telecommunication Services		431,612
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Samson Resources(a),(d)	70,647	1,554,234
Templar Energy LLC(a),(d)	54,589	68,237
Vistra Energy Corp(a)	105,843	2,063,939
Total		3,686,410
Total Utilities		3,686,410
Total Common Stocks (Cost $20,768,221)		38,305,856

Corporate Bonds & Notes 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,310,783
Gaming 0.3%
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	2,877,000	2,905,770
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	2,787,455	752,613
Total			3,658,383

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Quorum Health Corp.
04/15/2023	11.625%	1,000,000	1,039,930
Media and Entertainment 0.3%
Urban One, Inc.(e)
02/15/2020	9.250%	3,000,000	2,916,555
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp. PIK(b),(d),(e)
10/20/2020	10.000%	28,239	19,767
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc.(e)
05/01/2022	6.375%	1,000,000	1,039,860
Technology 0.2%
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,491,240
Total Corporate Bonds & Notes (Cost $12,315,997)			12,476,518

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Contura/Alpha Natural Resources, Inc. Holding Co.(a)	—	13,080	104,640
Contura/Alpha Natural Resources, Inc. ReorgCo.(a)	—	13,080	359,700
Total			464,340
Total Energy			464,340
Total Preferred Stocks (Cost $71,940)			464,340

Senior Loans 91.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	5.193%	2,852,001	2,816,351
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Engility Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 4.750% 08/14/2023	4.823%	3,164,706	3,194,391
Leidos Innovations Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/16/2023	3.625%	4,974,750	5,018,279
TransDigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.750% 05/14/2022	4.323%	608,601	613,719
Tranche F Term Loan
3-month USD LIBOR + 2.750% 06/09/2023	4.365%	4,905,060	4,946,852
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/28/2021	4.200%	2,000,000	1,950,000
Total			18,539,592
Airlines 1.2%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2020	3.567%	3,834,779	3,848,546
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/14/2023	3.559%	1,930,500	1,936,658
Delta Air Lines, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 10/18/2018	4.056%	1,960,852	1,970,441
United AirLines, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.772%	5,458,750	5,480,913
Total			13,236,558
Automotive 1.3%
Allison Transmission, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 09/23/2022	3.570%	2,516,526	2,538,017
Dayco Products LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	6.479%	3,208,875	3,248,986

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DexKo Global Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 07/24/2024	5.245%	1,496,250	1,514,953
FCA US LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/31/2018	3.570%	579,993	581,083
Goodyear Tire & Rubber Co. (The)(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 3.750% 04/30/2019	3.560%	1,133,333	1,136,507
Horizon Global Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 06/30/2021	6.073%	1,262,185	1,262,185
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 11/06/2024	5.060%	4,800,000	4,838,016
Total			15,119,747
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.(f),(g)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	5.069%	1,125,418	1,129,638
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	5.823%	964,020	967,635
Greenhill & Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	5.285%	1,650,000	1,662,375
Total			3,759,648
Building Materials 1.3%
American Bath Group LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 09/30/2023	6.943%	5,197,368	5,240,662
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 04/05/2024	6.823%	1,958,777	1,841,250
HD Supply, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 08/13/2021	3.943%	1,134,201	1,144,125
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/17/2023	4.193%	396,007	399,722
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.323%	4,380,795	4,401,691
SRS Distribution, Inc.(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 8.750% 02/24/2023	10.323%	1,000,000	1,027,500
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 4.250% 08/25/2022	4.873%	494,937	498,857
Total			14,553,807
Cable and Satellite 2.5%
Charter Communications Operating, LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	3.580%	4,675,000	4,700,572
Cogeco Communications (USA) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	3.948%	4,500,000	4,507,335
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.809%	2,486,449	2,489,035
Encompass Digital Media, Inc.(d),(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.200%	1,888,290	1,826,920
Tranche B 2nd Lien Term Loan
3-month USD LIBOR + 7.750% 06/06/2022	9.450%	1,500,000	1,275,000
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.470%	1,995,000	2,017,444
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 08/17/2020	3.663%	1,915,000	1,920,592
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 11/17/2023	4.700%	5,887,001	5,916,436

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(f),(g)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.059%	4,200,000	4,223,352
Total			28,876,686
Chemicals 6.3%
Aruba Investments, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 02/02/2022	4.943%	2,468,354	2,470,403
Ascend Performance Materials Operations LLC(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 08/12/2022	6.943%	1,773,000	1,786,297
Atotech U.S.A., Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	4.693%	1,666,625	1,679,958
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 06/01/2024	3.693%	1,151,500	1,159,250
Chemours Co. (The)(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 05/12/2022	4.080%	1,715,112	1,727,616
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.741%	590,639	560,617
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2021	4.741%	3,572,881	3,391,271
DuBois Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 03/15/2024	5.317%	1,343,667	1,348,705
DuBois Chemicals, Inc.(f),(g),(h)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 03/15/2024	1.000%	96,667	97,029
Duke Finance LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/21/2024	5.943%	3,861,716	3,868,977
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	4.741%	818,812	777,192
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Houghton International(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2019	4.823%	1,863,446	1,863,446
Houghton International(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 12/21/2020	10.073%	2,150,000	2,150,000
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.573%	5,150,000	5,172,557
KMG Chemicals, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 06/15/2024	4.323%	1,250,909	1,260,291
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 01/06/2022	4.573%	1,138,498	1,150,008
MacDermid, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.573%	4,135,041	4,164,317
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/14/2024	3.845%	1,484,201	1,493,477
Nexeo Solutions, LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	4.850%	5,565,532	5,621,188
Omnova Solutions, Inc.(d),(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 08/25/2023	5.823%	1,418,973	1,433,163
PolyOne Corp.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 11/11/2022	3.556%	4,435,926	4,461,787
PQ Corp.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/08/2025		1,950,000	1,967,062
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/04/2022	5.022%	2,588,793	2,604,326

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ravago Holdings America, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	4.450%	3,942,469	3,972,037
Solenis International LP/Holdings 3 LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/31/2021	4.729%	2,392,225	2,388,493
Trinseo Materials Operating SCA/Finance, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	4.073%	1,957,560	1,973,867
Tronox Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	4.693%	1,744,186	1,759,762
3-month USD LIBOR + 3.000% 09/23/2024	4.693%	755,814	762,563
Univar USA, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 07/01/2024	4.073%	5,340,482	5,389,455
Vantage Specialties, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	10.022%	2,400,000	2,406,000
Versum Materials, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 09/29/2023	3.693%	740,625	745,720
Total			71,606,834
Construction Machinery 1.6%
Columbus McKinnon Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	4.693%	3,071,053	3,101,764
Doosan Bobcat, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/18/2024	4.193%	4,062,816	4,103,444
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	4.700%	1,313,350	1,320,745
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	7.073%	3,017,438	3,032,525
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
North American Lifting Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	6.193%	2,388,771	2,247,833
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	5.568%	4,512,931	4,558,060
Total			18,364,371
Consumer Cyclical Services 2.7%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/04/2024	4.443%	1,985,000	1,998,776
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 02/15/2024	5.059%	6,583,500	6,608,188
Cushman & Wakefield(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	4.825%	1,907,328	1,906,260
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/04/2022	10.022%	1,167,571	1,158,814
Delta 2 SARL(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.550% 02/01/2024	4.073%	4,258,105	4,273,009
IG Investments Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/31/2021	5.193%	1,423,381	1,437,614
ServiceMaster Co. LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.073%	2,648,250	2,663,981
Staples, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	5.488%	4,825,000	4,797,883
Trans Union LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	3.573%	4,399,282	4,424,930

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
USS Ultimate Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/25/2024	5.323%	1,996,116	2,018,573
Total			31,288,028
Consumer Products 1.4%
Interior Logic Group, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 03/01/2024	7.481%	1,925,000	1,932,219
Prestige Brands, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 01/26/2024	4.323%	1,712,036	1,727,375
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	5.130%	3,430,300	3,355,280
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.555%	1,898,667	1,780,000
Steinway Musical Instruments, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 09/19/2019	5.522%	1,615,656	1,606,237
Weight Watchers International, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 11/29/2024	6.426%	1,500,000	1,517,340
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% 12/19/2023	4.950%	3,368,552	3,396,342
Total			15,314,793
Diversified Manufacturing 4.2%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 08/18/2024	5.317%	2,992,500	3,019,073
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.712%	2,436,840	2,450,559
Tranche B3 Term Loan
3-month USD LIBOR + 4.250% 09/13/2023	4.712%	1,835,892	1,846,228
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 01/31/2020	4.823%	2,483,601	2,486,706
Bright Bidco BV(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/30/2024	6.173%	4,626,750	4,670,149
Crosby US Acquisition Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/23/2020	4.446%	840,000	824,880
2nd Lien Term Loan
3-month USD LIBOR + 6.000% 11/22/2021	7.446%	2,000,000	1,873,500
EWT Holdings III Corp(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	4.693%	4,644,837	4,688,405
Filtration Group Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/23/2020	4.573%	4,377,037	4,428,118
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 10/25/2023	4.573%	2,549,884	2,418,667
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.443%	4,808,390	4,829,162
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 04/01/2024	4.693%	3,628,934	3,654,809
Harsco Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 12/06/2024	4.625%	1,985,000	2,010,646
Hyster-Yale Group, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2023	5.573%	1,511,250	1,526,362
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 05/16/2024	6.323%	2,089,500	2,113,007

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tyco International Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 1.500% 03/02/2020	3.370%	2,650,500	2,643,874
Welbilt, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 03/03/2023	4.323%	2,565,597	2,588,046
Total			48,072,191
Electric 4.3%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/24/2022	3.454%	2,530,875	2,539,834
Astoria Energy LLC(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	5.580%	4,186,129	4,217,525
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.073%	568,060	570,395
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/31/2023	4.200%	2,856,500	2,870,468
3-month USD LIBOR + 2.750% 01/15/2024	4.200%	2,221,519	2,231,871
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 10/02/2023	5.323%	5,048,758	5,115,048
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 06/28/2023	4.950%	2,179,527	2,198,598
Energy Future Intermediate Holding Co. LLC(f),(g),(i)
Debtor in Possession Term Loan
3-month USD LIBOR + 3.000% 06/30/2018	4.567%	5,400,000	5,418,306
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 11/28/2024	4.468%	1,000,000	1,012,500
Helix General Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.443%	1,952,905	1,970,247
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MRP Generation Holdings, LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	8.693%	5,110,313	4,931,452
Nautilus Power, LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 05/16/2024	5.823%	2,941,477	2,985,599
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 12/02/2021	5.080%	1,397,260	1,355,343
Vistra Operations Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.074%	1,894,436	1,908,303
3-month USD LIBOR + 3.250% 12/14/2023	4.311%	891,000	896,016
Tranche C Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	4.075%	335,714	338,172
Viva Alamo LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 02/22/2021	6.010%	5,596,057	5,520,846
WG Partners Acquisition LLC(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/15/2023	5.193%	3,063,123	3,082,267
Total			49,162,790
Environmental 1.5%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 11/10/2023	3.715%	5,215,420	5,246,817
EnergySolutions LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% 05/29/2020	6.450%	1,989,036	2,028,816
STI Infrastructure SARL(f),(g)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	7.193%	3,834,939	3,563,310
WCA Waste Systems, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 08/11/2023	4.323%	3,357,500	3,374,288

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wrangler Buyer Corp./Waste Industries USA, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/27/2024	4.573%	3,175,000	3,198,368
Total			17,411,599
Finance Companies 1.3%
Avolon Borrower 1 LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 03/21/2022	3.811%	8,300,769	8,284,831
FinCo I LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 12/27/2022	4.323%	6,200,000	6,282,646
Total			14,567,477
Food and Beverage 2.7%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/28/2024	3.573%	5,251,535	5,290,922
Blue Buffalo Pet Products, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/27/2024	3.567%	3,781,000	3,796,767
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 08/18/2021	9.064%	2,000,000	1,210,000
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/06/2024	4.317%	2,789,687	2,796,662
Hostess Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	3.823%	2,167,124	2,180,668
JBS USA Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	4.100%	5,285,062	5,244,103
Pinnacle Foods Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.564%	5,544,000	5,589,350
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
US Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/27/2023	4.073%	4,539,312	4,582,798
Total			30,691,270
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.250%	2,493,750	2,506,219
Gaming 5.2%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	9.729%	1,725,000	1,739,024
Term Loan
3-month USD LIBOR + 4.000% 07/01/2023	5.193%	2,517,247	2,532,200
Aristocrat Leisure Ltd.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 10/20/2021	3.745%	1,461,538	1,474,327
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/15/2023	3.968%	1,268,822	1,277,552
Caesars Resort Collection LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.323%	4,000,000	4,046,520
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.573%	4,339,125	4,373,013
Eldorado Resorts, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	3.839%	1,468,116	1,477,292
Golden Nugget, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	4.875%	2,512,271	2,540,282
Greektown Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2024	4.323%	1,940,250	1,944,286

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Las Vegas Sands LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 03/29/2024	3.573%	2,797,742	2,819,368
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 10/13/2023	5.573%	5,233,598	5,279,392
MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 08/06/2021	4.323%	2,345,878	2,364,950
Penn National Gaming, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	4.073%	1,790,750	1,798,593
Scientific Games International, Inc.(d),(f),(g),(j)
Term Loan
3-month USD LIBOR + 3.000% 10/19/2020	1.506%	1,900,000	1,672,000
Scientific Games International, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 3.500% 08/14/2024	4.823%	8,254,312	8,296,740
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 07/08/2024	3.567%	2,269,313	2,283,496
Stars Group, Inc. (The)(f),(g)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	5.193%	6,033,175	6,076,554
Twin River Management Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/10/2020	5.193%	2,356,038	2,384,028
Yonkers Racing Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	4.820%	5,018,913	5,056,554
Total			59,436,171
Health Care 6.1%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 02/16/2023	4.305%	1,519,092	1,530,804
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	5.193%	2,778,217	2,792,109
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Avantor, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	5.561%	2,375,000	2,407,656
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	4.323%	7,865,562	7,912,756
CHS/Community Health Systems, Inc.(f),(g)
Tranche G Term Loan
3-month USD LIBOR + 2.750% 12/31/2019	4.229%	1,487,631	1,467,176
Tranche H Term Loan
3-month USD LIBOR + 3.000% 01/27/2021	4.479%	870,737	853,819
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/24/2021	4.323%	3,730,183	3,776,810
Diplomat Pharmacy, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.070%	2,000,000	2,012,500
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.580%	3,889,472	3,902,424
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 04/07/2022	6.573%	1,979,747	2,002,019
HCA, Inc.(f),(g)
Tranche B8 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	3.823%	3,960,075	3,995,438
INC Research Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/01/2024	3.823%	2,906,250	2,918,049
Jaguar Holding Co. I LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/18/2022	4.386%	5,918,523	5,958,473
MPH Acquisition Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.693%	1,826,837	1,839,114

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/31/2021	4.693%	1,227,188	1,242,012
Onex Carestream Finance LP(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	5.693%	1,666,360	1,669,593
Ortho-Clinical Diagnostics Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.443%	5,413,698	5,459,390
PharMerica Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	5.055%	775,000	782,022
2nd lien Term Loan
3-month USD LIBOR + 7.750% 12/05/2025	9.305%	1,000,000	1,002,500
Quorum Health Corp.(f),(g)
Term Loan
3-month USD LIBOR + 5.750% 04/29/2022	8.323%	1,234,370	1,259,835
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 03/01/2021	5.210%	2,257,938	2,277,694
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	4.573%	6,364,642	6,380,554
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	4.323%	5,997,163	5,877,219
Total			69,319,966
Healthcare REIT 0.2%
Quality Care Properties, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 10/31/2022	6.823%	2,648,250	2,676,401
Independent Energy 0.3%
Ascent Resources-Marcellus LLC(f),(k)
1st Lien Term Loan
08/04/2020	0.000%	354,211	232,008
2nd Lien Term Loan
08/04/2021	0.000%	2,000,000	56,260
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.954%	3,000,000	3,208,140
Total			3,496,408
Leisure 2.5%
24 Hour Fitness Worldwide, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 05/28/2021	5.443%	4,294,250	4,326,457
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/15/2022	3.809%	2,263,524	2,270,880
3-month USD LIBOR + 0.000% 12/15/2023	3.809%	99,000	99,278
ClubCorp Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.943%	4,210,853	4,240,455
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/10/2022	4.229%	3,499,645	3,525,893
Live Nation Entertainment, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 10/31/2023	3.875%	1,905,769	1,922,445
Six Flags Theme Parks, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/30/2022	3.571%	1,906,729	1,917,693
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.820%	4,917,763	4,942,351
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2021	4.830%	3,470,685	3,490,642
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 05/06/2022	8.823%	1,733,333	1,739,833
Total			28,475,927

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging 1.0%
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2024	4.073%	3,432,750	3,457,637
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 10/25/2023	3.561%	5,649,964	5,689,400
RHP Hotel Properties LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	3.670%	2,506,062	2,520,172
Total			11,667,209
Media and Entertainment 6.0%
Cengage Learning, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	5.809%	2,890,945	2,802,771
Cumulus Media Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	4.830%	2,948,429	2,530,577
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/22/2024	4.425%	3,009,875	3,031,185
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 11/29/2024	4.317%	1,496,250	1,502,804
Getty Images, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	5.193%	2,992,500	2,832,790
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 02/07/2024	3.814%	2,920,500	2,939,805
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/27/2022	4.830%	2,310,000	2,323,467
iHeartCommunications, Inc.(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 6.750% 01/30/2019	8.443%	7,958,970	6,083,120
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ion Media Networks, Inc.(d),(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 3.000% 12/18/2020	4.330%	2,389,492	2,407,413
Learfield Communications(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.830%	2,821,500	2,849,715
Learfield Communications(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 12/01/2023		1,475,000	1,489,750
Lions Gate Entertainment Corp.(d),(f),(g)
Tranche A Term Loan
3-month USD LIBOR + 2.500% 12/08/2021	3.567%	1,401,250	1,401,250
Lions Gate Entertainment Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 12/08/2023	3.817%	1,261,276	1,273,889
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/04/2022	5.573%	1,403,625	1,400,116
Meredith Corp.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/17/2025		3,350,000	3,385,376
Mission Broadcasting, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.075%	305,538	307,295
Nexstar Broadcasting, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	4.075%	2,426,362	2,440,314
Nielsen Finance LLC(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.553%	3,925,462	3,948,543
Owl Finance PLC(f),(g)
Term Loan
3-month USD LIBOR + 7.000% 09/07/2021	8.413%	98,176	99,526
Owl Finance PLC(f)
Term Loan PIK
09/07/2065	8.500%	96,964	250,555

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Radio One, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	5.700%	5,955,000	5,880,563
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	3.830%	2,860,920	2,874,337
Sinclair Television Group, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/12/2024		3,350,000	3,377,906
Tribune Media Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	4.573%	166,798	166,903
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	4.573%	3,450,269	3,454,582
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	9.067%	1,000,000	1,021,000
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	4.323%	6,324,634	6,326,911
Total			68,402,463
Metals and Mining 0.9%
Arch Coal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 03/07/2024	4.823%	1,885,750	1,899,893
Contura Energy, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 03/18/2024	6.630%	5,611,500	5,597,471
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% 03/28/2022	7.443%	2,679,750	2,585,959
Noranda Aluminum Acquisition Corp.(f),(k)
Tranche B Term Loan
02/28/2019	0.000%	439,592	13,188
Total			10,096,511
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Midstream 0.2%
Energy Transfer Equity LP(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.561%	683,364	684,745
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2021	5.943%	1,757,665	1,734,604
Total			2,419,349
Oil Field Services 1.2%
Fieldwood Energy LLC(f),(k)
1st Lien Term Loan
09/30/2020	0.000%	183,515	118,061
2nd Lien Term Loan
09/30/2020	0.000%	309,096	46,364
Term Loan
08/31/2020	0.000%	135,937	130,047
MRC Global US, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 09/20/2024	5.067%	6,825,000	6,910,312
Ocean Rig UDW, Inc.(b),(d),(f),(k)
Term Loan
09/20/2024	8.000%	326,903	285,768
Seadrill Operating LP(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/21/2021	4.693%	2,144,525	1,881,821
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	5.850%	4,575,000	4,630,266
Total			14,002,639
Other Financial Institutions 0.3%
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 12/20/2024	3.811%	3,350,000	3,374,757
Other Industry 2.7%
Booz Allen Hamilton, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 06/30/2023	3.804%	1,811,480	1,827,330

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Generac Power Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/31/2023	3.695%	4,799,137	4,825,149
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	6.443%	6,317,749	6,385,665
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 06/30/2021	5.193%	2,436,625	2,463,014
Husky Injection Molding Systems Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	4.823%	3,094,844	3,108,770
KAR Auction Services, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 03/11/2021	4.000%	794,159	801,767
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	6.073%	3,492,114	3,506,956
Tranche C Term Loan
3-month USD LIBOR + 4.500% 01/30/2024	6.073%	221,739	222,681
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/21/2024	3.810%	2,248,267	2,264,859
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.567%	5,710,237	5,753,064
Total			31,159,255
Other REIT 0.1%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/30/2023	3.823%	1,160,364	1,169,890
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/09/2020	5.693%	2,941,098	2,491,345
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging 5.0%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	4.311%	1,633,541	1,641,480
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 12/07/2024	9.304%	1,000,000	1,008,330
Berry Global, Inc.(f),(g)
Tranche P Term Loan
3-month USD LIBOR + 2.000% 01/06/2021	3.554%	3,661,307	3,680,016
BWAY Holding Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	4.958%	5,646,625	5,688,975
Charter NEX US, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/16/2024	4.823%	1,542,250	1,549,483
Consolidated Container Co. LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/22/2024	5.073%	1,895,250	1,903,930
Coveris Holdings SA(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 06/29/2022	5.943%	5,421,712	5,451,532
ICSH Parent, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/29/2024	5.080%	1,091,693	1,099,881
ICSH Parent, Inc.(f),(g),(h)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/29/2024	4.857%	130,571	131,550
Novolex (f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/29/2023	4.695%	3,151,188	3,172,363
Packaging Coordinators Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	5.780%	2,314,750	2,327,782
Plastipak Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/14/2024	4.450%	2,693,250	2,720,183

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/26/2023	4.625%	900,929	907,128
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/20/2023	5.027%	2,066,692	2,089,301
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	9.936%	3,300,000	3,353,625
Ranpak Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	4.823%	1,649,090	1,658,704
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	4.323%	5,673,830	5,715,079
SIG Combibloc Holdings SCA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.573%	2,306,219	2,321,209
Signode Industrial Group SA(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/01/2021	4.381%	1,600,926	1,601,598
Spectrum Plastics Group, Inc(f),(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 01/26/2026		1,575,000	1,590,750
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.443%	2,002,500	2,011,011
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	5.392%	201,767	202,625
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	4.823%	2,600,000	2,613,936
Twist Beauty International Holdings SA(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/22/2024	5.407%	1,990,000	2,008,248
Total			56,448,719
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	7.193%	3,622,625	3,634,906
Pharmaceuticals 2.3%
Akorn, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 04/16/2021	5.875%	1,452,905	1,454,721
Atrium Innovations, Inc.(d),(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/15/2021	4.943%	1,564,223	1,566,178
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/20/2024	3.823%	3,282,322	3,302,311
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	5.875%	3,009,875	3,011,380
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.715%	4,788,812	4,817,258
Mallinckrodt International Finance SA(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/24/2024	4.443%	1,734,799	1,730,098
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	3.693%	9,102,208	9,162,555
Valeant Pharmaceuticals International, Inc.(f),(g)
Tranche B-F4 Term Loan
3-month USD LIBOR + 3.250% 04/01/2022	5.060%	1,117,246	1,133,871
Total			26,178,372
Property & Casualty 1.3%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 08/12/2022	4.817%	1,973,800	1,987,379
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.000% 08/04/2025	7.573%	1,500,000	1,546,875

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/04/2022	4.323%	1,628,351	1,640,059
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.573%	1,615,971	1,628,090
HUB International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 10/02/2020	4.413%	4,796,692	4,828,302
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.693%	3,167,062	3,180,523
Total			14,811,228
Restaurants 1.3%
Arby’s Restaurant Group, Inc.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/17/2025		1,750,000	1,772,977
Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	3.870%	5,653,339	5,684,432
P.F. Chang’s China Bistro, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	6.509%	3,965,062	3,846,111
Yum! Brands, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/16/2023	3.556%	3,233,974	3,258,229
Total			14,561,749
Retailers 4.6%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.546%	2,397,304	1,923,837
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	6.567%	3,990,000	4,009,950
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	6.458%	2,516,250	2,161,182
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/03/2024	4.953%	3,358,125	3,355,841
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/17/2024	4.060%	3,150,398	3,158,274
Culligan NewCo. Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	5.073%	1,122,188	1,130,604
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/13/2023	5.073%	2,475,000	2,493,562
David’s Bridal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/11/2019	5.700%	3,531,711	3,107,906
Dollar Tree, Inc.(f)
Tranche B2 Term Loan
07/06/2022	4.250%	1,750,000	1,763,125
General Nutrition Centers, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/04/2019	4.080%	1,146,032	1,022,513
Harbor Freight Tools USA, Inc.(f),(g)
Term
3-month USD LIBOR + 2.500% 08/18/2023	4.073%	4,834,084	4,851,535
Hudson’s Bay Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 09/30/2022	4.718%	1,816,244	1,752,113
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	4.863%	3,471,251	2,416,859
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	5.729%	4,042,500	3,892,604
Men’s Wearhouse, Inc. (The)(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/18/2021	5.147%	880,577	883,879
Michaels Stores, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/30/2023	4.318%	3,570,790	3,593,608

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Neiman Marcus Group, Ltd. LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	4.805%	3,039,487	2,604,931
Party City Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 08/19/2022	4.719%	2,815,593	2,831,248
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.570%	4,120,507	3,333,861
Raley’s (d),(f),(g)
Term Loan
3-month USD LIBOR + 6.250% 05/18/2022	6.823%	2,115,132	2,133,639
Sports Authority, Inc. (The)(d),(f),(k)
Tranche B Term Loan
11/16/2017	0.000%	1,147,358	574
Total			52,421,645
Supermarkets 0.9%
Albertsons LLC(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	4.323%	247,095	245,551
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 12/21/2022	4.675%	2,970,094	2,951,857
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.462%	2,146,744	2,131,760
Crossmark Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/20/2019	5.193%	2,311,269	1,146,967
SUPERVALU, Inc.(f),(g)
Delayed Draw Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.073%	1,395,703	1,386,282
Term Loan
3-month USD LIBOR + 3.500% 06/08/2024	5.073%	2,326,172	2,310,470
Total			10,172,887
Technology 12.0%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	4.943%	4,638,375	4,684,109
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/19/2025	8.693%	500,000	517,190
Avaya, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 12/15/2024	6.309%	4,000,000	4,018,320
BMC Software Finance, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/10/2022	4.823%	4,678,359	4,701,751
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	9.943%	3,000,000	2,977,500
CDW LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/17/2023	3.700%	2,399,585	2,418,182
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
3-month USD LIBOR + 3.000% 12/29/2022	3.573%	1,276,200	1,284,980
Dell International LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	3.580%	5,442,964	5,462,505
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	2,475,000	2,514,600
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	9.772%	1,975,000	2,000,517
EVERTEC Group LLC(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/17/2020	4.057%	1,575,750	1,556,053
First Data Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.810%	2,931,814	2,951,369
3-month USD LIBOR + 2.250% 04/26/2024	3.810%	2,259,804	2,275,803
Go Daddy Operating Co., LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	3.823%	4,959,298	4,994,013

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.443%	4,959,708	4,984,507
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	4.943%	2,507,623	2,519,709
Information Resources, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.811%	1,513,563	1,522,265
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.811%	1,625,000	1,631,094
IPC Corp.(d),(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/06/2021	6.272%	1,940,125	1,920,724
MA FinanceCo LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	4.073%	2,903,269	2,915,985
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.323%	1,150,000	1,155,267
MacDonald, Dettwiler and Associates Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.310%	2,150,000	2,167,480
McAfee LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	6.067%	3,940,125	3,976,729
Micron Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 04/26/2022	3.580%	3,940,000	3,970,377
Microsemi Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2023	3.561%	1,962,240	1,974,504
Misys Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.979%	3,042,375	3,057,891
Mitel US Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.404%	2,169,562	2,194,643
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Neustar, Inc.(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/08/2024	5.147%	2,094,750	2,115,698
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.443%	1,439,125	1,440,032
ON Semiconductor Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 03/31/2023	3.573%	2,613,081	2,631,059
OpenLink International Inc.(f),(g)
Term Loan
3-month USD LIBOR + 6.500% 07/29/2019	8.272%	875,735	879,019
Quest Software US Holdings Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 10/31/2022	7.272%	1,608,597	1,641,444
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.385%	2,530,907	2,552,597
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 04/24/2022	4.830%	3,955,387	3,906,499
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 07/02/2021	4.080%	2,605,500	2,622,253
RP Crown Parent, LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/12/2023	4.573%	1,113,750	1,120,477
Sabre GLBL, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.823%	3,345,863	3,367,243
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/04/2022	3.938%	1,607,194	1,618,573
SCS Holdings I, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	5.823%	1,548,892	1,558,573

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Seattle SpinCo, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	4.323%	5,500,000	5,525,190
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.823%	1,484,685	1,492,376
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.823%	23,061	23,181
Syniverse Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/23/2019	4.573%	991,288	986,956
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/23/2019	4.573%	1,892,560	1,884,289
Tempo Acquisition, LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.573%	3,930,250	3,947,464
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.073%	2,493,750	2,501,032
Vantiv LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 10/14/2023	3.559%	1,365,935	1,374,253
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	3.752%	3,383,000	3,397,107
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	6.193%	1,552,061	1,560,147
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	5.573%	4,000,000	4,042,520
Western Digital Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/29/2023	3.561%	3,388,636	3,411,509
Xperi Corp(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 12/01/2023	4.073%	1,749,583	1,757,247
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zebra Technologies Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/27/2021	3.752%	3,462,881	3,483,970
Total			137,188,775
Wireless 1.5%
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	3.817%	2,985,000	2,986,880
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.522%	3,523,375	3,378,036
SBA Senior Finance II LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/24/2021	3.830%	1,008,904	1,015,351
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/10/2022	3.830%	3,939,394	3,961,297
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.125%	3,176,000	3,182,606
Switch, Ltd.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.240% 06/27/2024	3.823%	2,263,625	2,273,540
Total			16,797,710
Wirelines 1.3%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.317%	1,400,000	1,378,132
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.696%	5,050,000	5,071,058
Southwire Co. LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/10/2021	4.054%	1,563,788	1,569,653
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	5.560%	3,899,247	3,678,277

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 3.250% 02/17/2024	4.810%	1,517,208	1,348,419
Zayo Group LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/19/2024	3.817%	1,698,036	1,707,375
Total			14,752,914
Total Senior Loans (Cost $1,054,008,917)			1,048,228,806

Warrants —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Education Media(a),(c)	383	—
Total Consumer Discretionary		—
Total Warrants (Cost $—)		—

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(l),(m)	46,928,434	46,928,434
Total Money Market Funds (Cost $46,927,303)		46,928,434
Total Investments (Cost: $1,134,092,378)		1,146,403,954
Other Assets & Liabilities, Net		(4,562,394)
Net Assets		1,141,841,560

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2018, the value of these securities amounted to $305,535, which represents 0.03% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $11,436,588, which represents 1.00% of net assets.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(g)	Variable rate security.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $882,270, which represents 0.08% of net assets.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	44,008,750	146,583,001	(143,663,317)	46,928,434	92	(286)	289,449	46,928,434
Abbreviation Legend
PIK	Payment In Kind
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Floating Rate Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	2,785,028	8,067,789	604,392	—	11,457,209
Energy	5,645,851	—	651,372	—	6,297,223
Financials	—	—	2,443,806	—	2,443,806
Information Technology	2,472,255	—	0*	—	2,472,255
Materials	11,008,143	509,198	—	—	11,517,341
Telecommunication Services	431,612	—	—	—	431,612
Utilities	2,063,939	—	1,622,471	—	3,686,410
Total Common Stocks	24,406,828	8,576,987	5,322,041	—	38,305,856
Corporate Bonds & Notes	—	12,456,751	19,767	—	12,476,518
Preferred Stocks
Energy	—	464,340	—	—	464,340
Senior Loans	—	979,302,116	68,926,690	—	1,048,228,806
Warrants
Consumer Discretionary	—	—	—	—	—
Money Market Funds	—	—	—	46,928,434	46,928,434
Total Investments	24,406,828	1,000,800,194	74,268,498	46,928,434	1,146,403,954

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 07/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2018 ($)
Common Stocks	1,741,395	—	21,882	1,246,809	—	(75,024)	2,955,955	(568,976)	5,322,041
Corporate Bonds & Notes	890	30	308	18,539	—	—	—	—	19,767
Senior Loans	36,111,934	43,797	68,022	447,189	56,995	(5,303,340)	52,086,089	(14,583,996)	68,926,690
Total	37,854,219	43,827	90,212	1,712,537	56,995	(5,378,364)	55,042,044	(15,152,972)	74,268,498
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2018 was $1,524,610, which is comprised of Common Stocks of $1,246,809, Corporate Bonds & Notes of $18,539, and Senior Loans of $259,262.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	25

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,087,165,075
Investments in affiliated issuers, at cost	46,927,303
Investments in unaffiliated issuers, at value	1,099,475,520
Investments in affiliated issuers, at value	46,928,434
Cash	2,786,137
Receivable for:
Investments sold	7,670,115
Capital shares sold	10,248,812
Dividends	55,369
Interest	3,229,997
Expense reimbursement due from Investment Manager	235
Prepaid expenses	3,095
Other assets	25,488
Total assets	1,170,423,202
Liabilities
Payable for:
Investments purchased	7,670,116
Investments purchased on a delayed delivery basis	15,054,237
Capital shares purchased	2,059,452
Distributions to shareholders	3,544,379
Management services fees	19,770
Distribution and/or service fees	4,881
Transfer agent fees	97,166
Compensation of board members	65,118
Compensation of chief compliance officer	119
Other expenses	66,404
Total liabilities	28,581,642
Net assets applicable to outstanding capital stock	$1,141,841,560
Represented by
Paid in capital	1,184,878,613
Undistributed net investment income	523,271
Accumulated net realized loss	(55,871,900)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	12,310,445
Investments - affiliated issuers	1,131
Total - representing net assets applicable to outstanding capital stock	$1,141,841,560
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Floating Rate Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$347,954,585
Shares outstanding	37,938,808
Net asset value per share	$9.17
Maximum offering price per share(a)	$9.45
Advisor Class(b)
Net assets	$21,993,620
Shares outstanding	2,402,195
Net asset value per share	$9.16
Class C
Net assets	$90,406,622
Shares outstanding	9,856,155
Net asset value per share	$9.17
Institutional Class(c)
Net assets	$520,686,504
Shares outstanding	56,848,434
Net asset value per share	$9.16
Institutional 2 Class(d)
Net assets	$29,349,407
Shares outstanding	3,188,210
Net asset value per share	$9.21
Institutional 3 Class(e)
Net assets	$128,209,607
Shares outstanding	13,982,838
Net asset value per share	$9.17
Class K
Net assets	$17,530
Shares outstanding	1,908
Net asset value per share	$9.19
Class R
Net assets	$3,221,195
Shares outstanding	350,957
Net asset value per share	$9.18
Class T
Net assets	$2,490
Shares outstanding	271
Net asset value per share	$9.19
Maximum offering price per share(f)	$9.43

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	27

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$989,295
Dividends — affiliated issuers	289,449
Interest	25,912,465
Foreign taxes withheld	(116,567)
Total income	27,074,642
Expenses:
Management services fees	3,612,189
Distribution and/or service fees
Class A	443,288
Class B	1
Class C	473,467
Class R	13,530
Class T	3
Transfer agent fees
Class A	175,792
Advisor Class(a)	9,715
Class C	46,948
Institutional Class(b)	252,882
Institutional 2 Class(c)	7,009
Institutional 3 Class(d)	5,471
Class K	5
Class R	2,693
Class T	2
Plan administration fees
Class K	22
Compensation of board members	18,357
Custodian fees	96,989
Printing and postage fees	39,526
Registration fees	93,856
Audit fees	21,071
Legal fees	8,157
Compensation of chief compliance officer	119
Other	13,184
Total expenses	5,334,276
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,973)
Total net expenses	5,283,303
Net investment income	21,791,339
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,505,072)
Investments — affiliated issuers	92
Net realized loss	(2,504,980)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,262,660
Investments — affiliated issuers	(286)
Net change in unrealized appreciation (depreciation)	14,262,374
Net realized and unrealized gain	11,757,394
Net increase in net assets resulting from operations	$33,548,733

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Floating Rate Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$21,791,339	$37,522,520
Net realized loss	(2,504,980)	(9,739,959)
Net change in unrealized appreciation (depreciation)	14,262,374	28,237,917
Net increase in net assets resulting from operations	33,548,733	56,020,478
Distributions to shareholders
Net investment income
Class A	(6,080,543)	(16,343,961)
Advisor Class(a)	(362,921)	(705,476)
Class B(b)	—	(23,560)
Class C	(1,267,904)	(2,901,173)
Class I(c)	—	(2,803,146)
Institutional Class(d)	(9,395,954)	(12,998,649)
Institutional 2 Class(e)	(402,303)	(721,347)
Institutional 3 Class(f)	(2,380,731)	(1,805,459)
Class K	(300)	(625)
Class R	(84,809)	(239,176)
Class T	(42)	(89)
Total distributions to shareholders	(19,975,507)	(38,542,661)
Increase (decrease) in net assets from capital stock activity	(11,518,210)	312,899,442
Total increase in net assets	2,055,016	330,377,259
Net assets at beginning of period	1,139,786,544	809,409,285
Net assets at end of period	$1,141,841,560	$1,139,786,544
Undistributed (excess of distributions over) net investment income	$523,271	$(1,292,561)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	29

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,675,385	24,329,889	16,274,903	146,795,012
Distributions reinvested	655,323	5,950,732	1,747,592	15,771,438
Redemptions	(5,807,906)	(52,699,827)	(28,785,036)	(260,555,045)
Net decrease	(2,477,198)	(22,419,206)	(10,762,541)	(97,988,595)
Advisor Class(c)
Subscriptions	644,615	5,839,872	1,282,009	11,547,081
Distributions reinvested	40,012	362,876	78,345	705,453
Redemptions	(257,858)	(2,334,175)	(1,489,901)	(13,390,059)
Net increase (decrease)	426,769	3,868,573	(129,547)	(1,137,525)
Class B(a)
Subscriptions	—	—	5,574	49,933
Distributions reinvested	—	—	2,491	22,471
Redemptions (b)	(1,103)	(9,344)	(127,732)	(1,154,352)
Net decrease	(1,103)	(9,344)	(119,667)	(1,081,948)
Class C
Subscriptions	601,352	5,460,828	3,121,427	28,176,102
Distributions reinvested	128,059	1,163,036	292,788	2,643,316
Redemptions	(1,823,558)	(16,538,336)	(2,782,462)	(25,116,861)
Net increase (decrease)	(1,094,147)	(9,914,472)	631,753	5,702,557
Class I(d)
Subscriptions	—	—	1,396,438	12,512,624
Distributions reinvested	—	—	279,786	2,520,714
Redemptions	—	—	(12,798,684)	(115,642,280)
Net decrease	—	—	(11,122,460)	(100,608,942)
Institutional Class(e)
Subscriptions	10,671,537	96,740,270	54,883,489	495,105,246
Distributions reinvested	690,574	6,262,872	927,325	8,369,630
Redemptions	(10,419,704)	(94,385,811)	(13,732,722)	(123,913,936)
Net increase	942,407	8,617,331	42,078,092	379,560,940
Institutional 2 Class(f)
Subscriptions	1,326,773	12,121,306	1,301,421	11,789,552
Distributions reinvested	44,018	401,462	79,606	721,299
Redemptions	(435,036)	(3,956,672)	(776,515)	(7,037,675)
Net increase	935,755	8,566,096	604,512	5,473,176
Institutional 3 Class(d),(g)
Subscriptions	658,308	5,970,395	13,464,323	121,730,410
Distributions reinvested	262,177	2,380,533	199,579	1,805,059
Redemptions	(576,566)	(5,229,025)	(26,079)	(231,209)
Net increase	343,919	3,121,903	13,637,823	123,304,260
Class K
Distributions reinvested	29	259	59	535
Redemptions	(4)	(37)	—	—
Net increase	25	222	59	535
Class R
Subscriptions	53,311	484,125	320,016	2,892,009
Distributions reinvested	2,981	27,091	7,584	68,476
Redemptions	(425,030)	(3,860,529)	(363,796)	(3,285,501)
Net decrease	(368,738)	(3,349,313)	(36,196)	(325,016)
Total net increase (decrease)	(1,292,311)	(11,518,210)	34,781,828	312,899,442

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Floating Rate Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2018	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2018 (c)	$9.06	0.17	0.10	0.27	(0.16)
7/31/2017	$8.89	0.33	0.17	0.50	(0.33)
7/31/2016	$9.03	0.35	(0.14)	0.21	(0.35)
7/31/2015	$9.24	0.35	(0.21)	0.14	(0.35)
7/31/2014	$9.20	0.33	0.04	0.37	(0.33)
7/31/2013	$8.90	0.36	0.31	0.67	(0.37)
Advisor Class(f)
1/31/2018 (c)	$9.05	0.18	0.10	0.28	(0.17)
7/31/2017	$8.87	0.35	0.19	0.54	(0.36)
7/31/2016	$9.02	0.37	(0.14)	0.23	(0.38)
7/31/2015	$9.22	0.37	(0.20)	0.17	(0.37)
7/31/2014	$9.18	0.36	0.03	0.39	(0.35)
7/31/2013 (g)	$9.11	0.14	0.08	0.22	(0.15)
Class C
1/31/2018 (c)	$9.06	0.14	0.09	0.23	(0.12)
7/31/2017	$8.89	0.26	0.18	0.44	(0.27)
7/31/2016	$9.03	0.29	(0.14)	0.15	(0.29)
7/31/2015	$9.24	0.28	(0.21)	0.07	(0.28)
7/31/2014	$9.20	0.26	0.04	0.30	(0.26)
7/31/2013	$8.91	0.29	0.30	0.59	(0.30)
Institutional Class(h)
1/31/2018 (c)	$9.05	0.18	0.10	0.28	(0.17)
7/31/2017	$8.88	0.34	0.19	0.53	(0.36)
7/31/2016	$9.02	0.37	(0.13)	0.24	(0.38)
7/31/2015	$9.23	0.37	(0.21)	0.16	(0.37)
7/31/2014	$9.18	0.36	0.04	0.40	(0.35)
7/31/2013	$8.89	0.38	0.30	0.68	(0.39)
Institutional 2 Class(i)
1/31/2018 (c)	$9.09	0.19	0.10	0.29	(0.17)
7/31/2017	$8.92	0.35	0.18	0.53	(0.36)
7/31/2016	$9.06	0.38	(0.14)	0.24	(0.38)
7/31/2015	$9.27	0.38	(0.21)	0.17	(0.38)
7/31/2014	$9.23	0.36	0.04	0.40	(0.36)
7/31/2013	$8.93	0.35	0.35	0.70	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Floating Rate Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$9.17	2.98%	1.04% (d)	1.03% (d)	3.75% (d)	28%	$347,955
(0.33)	$9.06	5.74%	1.05%	1.03%	3.58%	76%	$366,211
(0.35)	$8.89	2.53%	1.08%	1.04% (e)	4.03%	25%	$454,902
(0.35)	$9.03	1.58%	1.07%	1.05% (e)	3.87%	36%	$556,853
(0.33)	$9.24	4.10%	1.07%	1.06% (e)	3.62%	57%	$697,138
(0.37)	$9.20	7.60%	1.11%	1.09%	3.92%	85%	$565,254

(0.17)	$9.16	3.11%	0.79% (d)	0.78% (d)	4.02% (d)	28%	$21,994
(0.36)	$9.05	6.13%	0.80%	0.78%	3.84%	76%	$17,868
(0.38)	$8.87	2.66%	0.84%	0.79% (e)	4.30%	25%	$18,675
(0.37)	$9.02	1.94%	0.82%	0.80% (e)	4.12%	36%	$11,219
(0.35)	$9.22	4.36%	0.82%	0.81% (e)	3.89%	57%	$9,759
(0.15)	$9.18	2.43%	0.85% (d)	0.84% (d)	3.91% (d)	85%	$103

(0.12)	$9.17	2.59%	1.79% (d)	1.78% (d)	3.00% (d)	28%	$90,407
(0.27)	$9.06	4.96%	1.80%	1.78%	2.83%	76%	$99,233
(0.29)	$8.89	1.76%	1.84%	1.79% (e)	3.28%	25%	$91,734
(0.28)	$9.03	0.83%	1.82%	1.80% (e)	3.12%	36%	$100,881
(0.26)	$9.24	3.32%	1.82%	1.81% (e)	2.87%	57%	$127,321
(0.30)	$9.20	6.68%	1.85%	1.84%	3.14%	85%	$96,164

(0.17)	$9.16	3.11%	0.79% (d)	0.78% (d)	4.00% (d)	28%	$520,687
(0.36)	$9.05	6.01%	0.80%	0.78%	3.82%	76%	$505,884
(0.38)	$8.88	2.78%	0.84%	0.79% (e)	4.28%	25%	$122,746
(0.37)	$9.02	1.83%	0.82%	0.80% (e)	4.12%	36%	$105,935
(0.35)	$9.23	4.47%	0.82%	0.81% (e)	3.87%	57%	$147,944
(0.39)	$9.18	7.75%	0.86%	0.84%	4.16%	85%	$100,795

(0.17)	$9.21	3.23%	0.76% (d)	0.74% (d)	4.06% (d)	28%	$29,349
(0.36)	$9.09	6.04%	0.75%	0.74%	3.86%	76%	$20,485
(0.38)	$8.92	2.84%	0.75%	0.74%	4.27%	25%	$14,702
(0.38)	$9.06	1.91%	0.74%	0.74%	4.19%	36%	$46,248
(0.36)	$9.27	4.43%	0.74%	0.74%	3.93%	57%	$45,445
(0.40)	$9.23	7.93%	0.76%	0.76%	3.95%	85%	$61,580
Columbia Floating Rate Fund | Semiannual Report 2018	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class(j)
1/31/2018 (c)	$9.06	0.19	0.09	0.28	(0.17)
7/31/2017	$8.89	0.35	0.18	0.53	(0.36)
7/31/2016	$9.03	0.38	(0.13)	0.25	(0.39)
7/31/2015 (k)	$9.12	0.06	(0.09)	(0.03)	(0.06)
Class K
1/31/2018 (c)	$9.08	0.17	0.10	0.27	(0.16)
7/31/2017	$8.90	0.33	0.19	0.52	(0.34)
7/31/2016	$9.05	0.36	(0.15)	0.21	(0.36)
7/31/2015	$9.26	0.36	(0.21)	0.15	(0.36)
7/31/2014	$9.21	0.34	0.05	0.39	(0.34)
7/31/2013	$8.92	0.37	0.29	0.66	(0.37)
Class R
1/31/2018 (c)	$9.07	0.16	0.10	0.26	(0.15)
7/31/2017	$8.90	0.30	0.18	0.48	(0.31)
7/31/2016	$9.04	0.33	(0.14)	0.19	(0.33)
7/31/2015	$9.25	0.33	(0.21)	0.12	(0.33)
7/31/2014	$9.21	0.31	0.04	0.35	(0.31)
7/31/2013	$8.91	0.33	0.31	0.64	(0.34)
Class T
1/31/2018 (c)	$9.08	0.17	0.10	0.27	(0.16)
7/31/2017	$8.90	0.32	0.19	0.51	(0.33)
7/31/2016	$9.04	0.35	(0.14)	0.21	(0.35)
7/31/2015	$9.24	0.36	(0.21)	0.15	(0.35)
7/31/2014	$9.20	0.34	0.03	0.37	(0.33)
7/31/2013	$8.91	0.36	0.30	0.66	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Advisor Class shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(k)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Floating Rate Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$9.17	3.15%	0.70% (d)	0.69% (d)	4.09% (d)	28%	$128,210
(0.36)	$9.06	6.11%	0.70%	0.70%	3.82%	76%	$123,550
(0.39)	$8.89	2.88%	0.70%	0.68%	4.39%	25%	$10
(0.06)	$9.03	(0.28%)	0.70% (d)	0.70% (d)	4.13% (d)	36%	$10

(0.16)	$9.19	2.99%	1.00% (d)	0.99% (d)	3.79% (d)	28%	$18
(0.34)	$9.08	5.90%	0.99%	0.99%	3.62%	76%	$17
(0.36)	$8.90	2.47%	1.01%	0.99%	4.09%	25%	$16
(0.36)	$9.05	1.65%	0.99%	0.99%	3.92%	36%	$16
(0.34)	$9.26	4.28%	0.98%	0.98%	3.66%	57%	$27
(0.37)	$9.21	7.55%	1.01%	1.01%	4.04%	85%	$78

(0.15)	$9.18	2.84%	1.29% (d)	1.28% (d)	3.46% (d)	28%	$3,221
(0.31)	$9.07	5.48%	1.30%	1.28%	3.33%	76%	$6,526
(0.33)	$8.90	2.27%	1.34%	1.29% (e)	3.80%	25%	$6,725
(0.33)	$9.04	1.33%	1.33%	1.30% (e)	3.64%	36%	$4,030
(0.31)	$9.25	3.84%	1.33%	1.31% (e)	3.40%	57%	$2,429
(0.34)	$9.21	7.33%	1.36%	1.34%	3.64%	85%	$891

(0.16)	$9.19	2.95%	1.04% (d)	1.03% (d)	3.72% (d)	28%	$2
(0.33)	$9.08	5.80%	1.05%	1.03%	3.53%	76%	$2
(0.35)	$8.90	2.48%	1.08%	1.04% (e)	4.00%	25%	$2
(0.35)	$9.04	1.65%	1.02%	1.02% (e)	3.93%	36%	$2
(0.33)	$9.24	4.10%	1.05%	1.05% (e)	3.63%	57%	$3
(0.37)	$9.20	7.49%	1.10%	1.09%	3.95%	85%	$5
Columbia Floating Rate Fund | Semiannual Report 2018	35

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
36	Columbia Floating Rate Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Floating Rate Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
38	Columbia Floating Rate Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Floating Rate Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
40	Columbia Floating Rate Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class K	0.06
Class R	0.10
Class T	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $755,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Floating Rate Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	114,940
Class C	10,741
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	1.03%	1.03%
Advisor Class	0.78	0.78
Class C	1.78	1.78
Institutional Class	0.78	0.78
Institutional 2 Class	0.74	0.75
Institutional 3 Class	0.69	0.70
Class K	0.99	1.00
Class R	1.28	1.28
Class T	1.03	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,134,092,000	31,305,000	(18,993,000)	12,312,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
42	Columbia Floating Rate Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
35,398,330	—	—	17,967,602	53,365,932
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $310,760,135 and $350,690,157, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Floating Rate Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Floating rate loan risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 12.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 46.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
44	Columbia Floating Rate Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 10 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Columbia Floating Rate Fund (the “Fund”) is one of several defendants to an adversary bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the “Lawsuit”), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the “Bankruptcy Court”). The Fund and several other defendants (together the “Senior Transeastern Defendants”) were lenders to parties involved in a joint venture with TOUSA, Inc. (“TOUSA”) on a $450 million Credit Agreement dated as of August 1, 2005 (the “Credit Agreement”). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the “Transeastern Litigation”). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA’s subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA (“Committee”) filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court’s decision to the District Court for the Southern District of Florida (the “District Court”). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. After multiple proceedings regarding the appeal, on or about December 19, 2017, a settlement was reached, whereby it was agreed that $538,524 plus interest of the cash collateral posted to the Court would be returned to the Fund. On January 12, 2018, the Court approved the settlement. On February 23, 2018, the Fund recorded a receivable for the settlement proceeds.
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Floating Rate Fund | Semiannual Report 2018	45

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
46	Columbia Floating Rate Fund | Semiannual Report 2018

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Columbia Floating Rate Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR149_07_H01_(03/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018